UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-7527

                                  Turner Funds
               (Exact name of registrant as specified in charter)
                                    --------


                         1205 Westlakes Drive Suite 100
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                                  Turner Funds
                                 P.O. Box 219805
                           Kansas City, MO 64121-9805
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-224-6312

                   Date of fiscal year end: September 30, 2004

                  Date of reporting period: September 30, 2004

Item 1.    Reports to Stockholders.

TURNER FUNDS

                                                                   ANNUAL REPORT

                                                              SEPTEMBER 30, 2004



                                  GROWTH FUNDS
                                  ------------
                    Turner Disciplined Large Cap Growth Fund
                   Turner Large Cap Growth Opportunities Fund
                            Turner Midcap Growth Fund
                          Turner Small Cap Growth Fund
                          Turner Micro Cap Growth Fund

                                   CORE FUNDS
                                   ----------
                          Turner Small Cap Equity Fund

                             SECTOR/SPECIALTY FUNDS
                             ----------------------
                             Turner Technology Fund
                         Turner Concentrated Growth Fund
                           Turner New Enterprise Fund

[BLANK PAGE]

       CONTENTS


   2   Letter to Shareholders

   6   Total returns of Turner Funds

   8   Investment review:
       Turner Disciplined Large Cap
       Growth Fund

   9   Investment review:
       Turner Large Cap Growth
       Opportunities Fund

  10   Investment review:
       Turner Midcap Growth Fund

  11   Investment review:
       Turner Small Cap Growth Fund

  12   Investment review:
       Turner Micro Cap Growth Fund

  13   Investment review:
       Turner Small Cap Equity Fund

  14   Investment review:
       Turner Technology Fund

  15   Investment review:
       Turner Concentrated Growth Fund

  16   Investment review:
       Turner New Enterprise Fund

  17   Financial Statements

  60   Notes to Financial Statements

  66   Report of Independent Registered Public Accounting Firm

  67   Notice to Shareholders

  68   Trustees and Officers of the Trust

  70   Disclosure of Fund Expenses


TURNER FUNDS
As of September 30, 2004 the Turner Funds offered a series of nine no-load mutual funds to individual and institutional investors. The minimum initial investment in a Turner Fund for regular accounts is $2,500 and $2,000 for individual retirement accounts.

Turner Investment Management, LLC, an affiliate of Turner Investment Partners, Inc., serves as the investment adviser for the Small Cap Equity Fund. Turner Investment Partners, Inc., based in Berwyn, Pennsylvania, serves as the investment adviser for the remaining Funds. Turner Investment Partners, Inc., founded in 1990, invests more than $14 billion in equity and balanced portfolios on behalf of individuals and institutions.

SHAREHOLDER SERVICES
Turner Funds shareholders receive annual and semiannual reports, quarterly account statements and a quarterly newsletter. Shareholders who have questions about their accounts may call a toll-free telephone number, 1-800-224-6312, visit our website, www.turnerinvestments.com. Or they may write to Turner Funds, P.O. Box 219805, Kansas City, Missouri 64121-9805.


                                               TURNER FUNDS 2004 ANNUAL REPORT 1

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------





TO OUR SHAREHOLDERS


More often than not the stock market is no respecter of calendars. The market frequently refuses to behave with an orderly consistency over any standard short period of time -- such as the 12-month period ended September 30, 2004, that's the subject of this letter. The S&P 500 Index gained 13.87% during that period, but it was hardly a smooth, steady climb. Rather, the return was the product of a significant initial ascent and a subsequent prolonged modest decline: the S&P 500 Index rose a robust 17.02% in the first 134 days of the period, then fell 2.23% in the remaining 231 days.

The split personality of the market during the past 12 months reflected a distinct change in investor sentiment that had an impact on the performance of most of our stock funds. Early on, optimism about stocks' return potential prevailed, based on a strengthening economy and strengthening corporate earnings that exceeded the expectations of Wall Street analysts. But then that sentiment soured, as investors questioned whether changing top-down and bottom-up conditions were threatening the sustainability of the bull market that began in October 2002.

They found no lack of reasons to justify their doubts. The bull market was in danger of faltering, they said, because of a slowing economy, a peak in earnings growth, the Federal Reserve's interest-rate hikes, oil prices rising to a 21-year high, the Iraq quagmire, the specter of new terrorist attacks, uncertainty about the outcome of the Bush-Kerry presidential race, and an increased incidence of disappointing earnings forecasts.

OUR FUNDS DID WELL IN THE UP PHASE

Our own nine stock funds -- especially our growth and sector/specialty funds -- generally flourished when the market was rising and tailed off when the market was falling during the period. As sentiment curdled, the market became increasingly oblivious to earnings and other fundamentals, which worked to the disadvantage of our growth and sector/specialty funds. Those funds emphasize stocks of companies with above-average earnings prospects, and those type of stocks were largely out of favor, all of a sudden. Valuations -- not fundamentals -- became all-important; value stocks, which are perceived to be relatively safe, markedly outperformed growth stocks, which are perceived to be relatively volatile. For instance, from January to September, the Russell 1000 Value Index gained 5.54%, beating its growth counterpart by 8.17 percentage points.

Meanwhile, the fundamentals of the companies owned by our growth and sector/specialty funds were remarkably strong. Across the board, our holdings were expected by a consensus of Wall Street analysts to increase their earnings per share by more than 20% over the next 12 months, versus growth rates in the mid- to high-teens for most companies in our funds' target indexes. But for some of our funds, the strong prospective earnings power of our holdings failed to translate into favorable results during the market's down phase. That has generally been the case for our growth and sector/specialty funds: the funds tend to underperform in falling markets and tend to do best in flat and rising markets.

One other point bears mentioning: our growth and sector/specialty funds produced strong returns early in the period in no small part because we stuck with our growth-investing process after having endured a brutal bear market from 2000 to 2002. Because we knew that bear markets don't last forever and because we stayed true to our process, our growth and sector/specialty funds were positioned to capitalize fully on the advance of the market that finally occurred. In contrast, some growth managers turned cautious at almost exactly the wrong time, lightening their holdings in technology and other growth sectors during the bear market and thus failing to deliver the kind of strong returns expected of them in the subsequent rally.

FOUR FUNDS OUTPERFORM

On balance, four of our nine funds -- the Turner Micro Cap Growth Fund, the Turner Small Cap Growth Fund, the Turner Technology Fund, and the Turner Small Cap Equity Fund -- outperformed their indices.

The market's bias toward value stocks proved particularly advantageous to our core fund, Small Cap Equity, which invests in both value and growth stocks and which generated the highest total return of any of our funds during the period. Also enhancing Small Cap Equity's results were good stock selection and the relative strength of smaller stocks versus their larger brethren.



2  TURNER FUNDS 2004 ANNUAL REPORT

--------------------------------------------------------------------------------
                                                                  September 2004


Here are the specific returns for each of our funds and their indices in the past 12 months.

--------------------------------------------------------------------------------
TOTAL RETURNS
12-month period ended September 30, 2004

GROWTH FUNDS:
TURNER DISCIPLINED LARGE CAP GROWTH FUND              4.64%
Russell Top 200 Growth Index                          5.93

TURNER LARGE CAP GROWTH
OPPORTUNITIES FUND                                    5.67
Russell Top 200 Growth Index                          5.93

TURNER MICRO CAP GROWTH FUND                         23.54
Russell 2000 Growth Index                            11.92

TURNER MIDCAP GROWTH FUND,
CLASS I SHARES                                        7.42
Russell Midcap Growth Index                          13.68

TURNER SMALL CAP GROWTH FUND                         12.98
Russell 2000 Growth Index                            11.92

SECTOR/SPECIALTY FUNDS:
TURNER CONCENTRATED GROWTH FUND                      (3.80)
S&P 500 Index                                        13.87

TURNER NEW ENTERPRISE FUND                            4.15
NASDAQ Composite Index                                6.70

TURNER TECHNOLOGY FUND                                4.52
Goldman Sachs Technology Composite Index              1.87

CORE FUND:
TURNER SMALL CAP EQUITY FUND                         24.75
Russell 2000 Index                                   18.77
--------------------------------------------------------------------------------

See Total returns of Turner Funds, page 6.

For an analysis of the performance of all nine of our funds, see the Investment Review beginning on page 8.

Needless to say, we will continue to stick to our investment disciplines, despite the mixed results of our growth and sector/specialty funds over the past 12 months. There is a rhythm to investing, and it flows and ebbs. When it flows again, for instance, we think our growth-investment process can reap the kind of market-beating results that growth stocks are justly known for. If the history of the stock market has proven nothing else, it's that changes in earnings do bring about changes in stock prices sooner or later. When that happens, earnings expectations inevitably rise and deliver an upswing in share prices of the companies that meet or exceed those expectations. By sticking to the same investment processes for our growth, sector/specialty, and core funds that we have in the past, we think those funds will be primed to fully exploit the upswing when it does materialize.

WHEN WILL THE BULL MARKET RESUME?

Since the stock market is no respecter of calendars, we don't know exactly when fundamentals will matter again and when bullishness will prevail again. But we think the bull market is by no means over just yet; we anticipate the market could snap out of its lackluster performance for the year-to-date and rally sooner rather than later -- possibly as soon as the fourth quarter and early 2005.

We regard 2004 as something of a cooling-off period for the stock market after it set such a torrid pace in 2003. In our judgment, now that the market has caught its breath, it may be ready to resume going up. We think better times are ahead soon for stocks because the economic recovery is likely to continue and corporate profits, despite what will undoubtedly be some prominent anomalies, may be stronger than expected. For their part, Wall Street analysts expect the S&P 500 companies to report increases in earnings per share of 14.3% over the next 12 months.

We think stocks that offer especially good return potential now include those of staffing-services firms; security-software providers; makers of biotechnology products and broadband-communications systems; health-maintenance organizations; and firms in cyclical industries such as metals and industrial products that tend to perform well when the economic cycle is maturing.

WE PLEDGE TO YOU OUR BEST EFFORTS

In closing, we pledge to continue doing our best for you no matter whether the market goes up, down, or sideways. (The market is likely to do all three, given enough time.) We thank you for staying invested with us, so that we can have the privilege of doing our best for you. It's one thing in the abstract to endorse "staying the course" when one of our funds has produced a subpar return, as any fund inevitably will. It's another thing entirely to actually do it. And by and large, our fund shareholders have stayed the course with us, for which we are deeply grateful. We think it's the ultimate testimonial to your faith in us that,


                                               TURNER FUNDS 2004 ANNUAL REPORT 3

--------------------------------------------------------------------------------



in a year that thus far has produced uninspiring equity returns, you entrusted us with additional assets to manage -- a net inflow of $33 million in the year-to-date through September 30.

We think our role as an employee-owned firm that's focused on just one business -- investment management -- in fact helps us to concentrate on doing our best for you. Because we are employee owned, our loyalties aren't divided by any obligations to a corporate parent or an outside owner. Throughout our history we have above all tried to practice the Golden Rule: we have sought to provide you with a level of investment performance that we ourselves would expect if we were in your shoes. (And in a very real sense, we are in your shoes: the money of our investing teams, as well as your money, is in our funds.)

I look forward to reporting to you in future letters how well both you and we are faring in a stock market that may behave erratically in the short term (witness the ups and downs of the past 12 months) but that has acted more reliably over time (it has delivered gains in any period six years or longer since 1950).



/S/BOB TURNER


Bob Turner

CHAIRMAN AND CHIEF INVESTMENT OFFICER
TURNER INVESTMENT PARTNERS, ADVISER TO THE TURNER FUNDS

[PHOTO OMITTED]
Bob Turner

4  TURNER FUNDS 2004 ANNUAL REPORT

--------------------------------------------------------------------------------
                                                                  September 2004



LIPPER INC. PERFORMANCE RANKINGS OF MUTUAL FUNDS WITH AT LEAST THREE YEARS OF HISTORY
Periods ending September 30, 2004

                                        ONE           TWO        THREE        FOUR         FIVE       SEVEN         10
                                       YEAR          YEARS       YEARS        YEARS        YEARS      YEARS        YEARS
---------------------------------------------------------------------------------------------------------------------------

MULTI CAP GROWTH FUNDS
TURNER CONCENTRATED
GROWTH FUND
Ranking versus competitors             416/429     146/403      288/349      267/284      180/207      --           --
Percentile ranking                       97          36           83           94           87         --           --

---------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUNDS
TURNER DISCIPLINED LARGE CAP GROWTH
Ranking versus competitors             499/631     71/585       197/513      371/462        --         --           --
Percentile ranking                       79          12           38           80           --         --           --

---------------------------------------------------------------------------------------------------------------------------
TURNER LARGE CAP GROWTH OPPORTUNITIES
Ranking versus competitors             425/631     17/585       95/513       359/462      205/371    46/233         --
Percentile ranking                       67           3           19           78           55         20           --

---------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUNDS
TURNER MIDCAP
GROWTH FUND
Ranking versus competitors             379/505     57/453       137/408      262/330      146/255     9/183         --
Percentile ranking                       75          13           34           79           57          5           --

---------------------------------------------------------------------------------------------------------------------------
SCIENCE AND TECHNOLOGY FUNDS
TURNER TECHNOLOGY FUND
Ranking versus competitors             87/311      45/300       81/277       198/233      60/114       --           --
Percentile ranking                       28          15           29           85           53         --           --

---------------------------------------------------------------------------------------------------------------------------
TURNER NEW ENTERPRISE FUND
Ranking versus competitors             96/311      17/300       14/277       101/233        --         --
Percentile ranking                       31           6            5           43           --         --           --

---------------------------------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH FUNDS
TURNER MICRO CAP GROWTH FUND
Ranking versus competitors             12/518      88/474       25/420       20/354        4/280       --           --
Percentile ranking                        2          19            6            6            1         --           --

---------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP GROWTH FUND
Ranking versus competitors             151/518     36/474       83/420       217/354      156/280    55/196        6/80
Percentile ranking                       29           8           20           61           56         28            8

---------------------------------------------------------------------------------------------------------------------------
Source: Lipper Inc.
Total return is ranking criteria. Past performance is no guarantee of future results.


                                               TURNER FUNDS 2004 ANNUAL REPORT 5

PERFORMANCE
--------------------------------------------------------------------------------




TOTAL RETURNS OF TURNER FUNDS
Through September 30, 2004

Current performance may be lower or higher than the performance data quoted.
Please call (800) 224-6312 or visit our website at www.turnerinvestments.com for most recent month-end performance information.

                                                   Year                                                (Annualized)   Total
                                      Six          to         One          Three     Five      Ten     Since          Net Assets
Fund Name/Index                       Months       Date       Year         Years     Years     Years   inception      ($mil)


GROWTH
--------------------------------------------------------------------------------------------------------------------------------

TURNER DISCIPLINED LARGE CAP
GROWTH FUND                           (5.66)      (3.98)       4.64       0.95      N/A        N/A      (15.57)        $67.99
Russell Top 200 Growth Index          (3.42)      (3.67)       5.93      (0.29)     n/a        n/a      (13.84)
S&P 500 Index                         (0.18)       1.51       13.87       4.05      n/a        n/a       (4.79)
INCEPTION DATE: 6/14/00

--------------------------------------------------------------------------------------------------------------------------------
TURNER LARGE CAP GROWTH
OPPORTUNITIES FUND                    (7.58)      (3.70)       5.67       3.12      (5.63)     N/A        5.80          $4.43
Russell Top 200 Growth Index          (3.42)      (3.67)       5.93      (0.29)     (8.38)     n/a        2.71
S&P 500 Index                         (0.18)       1.51       13.87       4.05      (1.31)     n/a        6.25
INCEPTION DATE: 1/31/97

--------------------------------------------------------------------------------------------------------------------------------
TURNER MIDCAP GROWTH FUND --
CLASS I SHARES(1)                     (7.57)      (4.59)       7.42       6.45      (0.48)     N/A       12.77        $857.90
Russell Midcap Growth Index           (3.32)       1.35       13.68      10.09       0.63      n/a        6.63
INCEPTION DATE: 10/1/96

--------------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP GROWTH FUND(1)       (3.70)      (0.42)      12.98      10.87       1.32     14.44      14.04        $237.21
Russell 2000 Growth Index             (5.92)      (0.67)      11.92       9.09      (0.68)    5.54        4.98
INCEPTION DATE: 2/7/94

--------------------------------------------------------------------------------------------------------------------------------
TURNER MICRO CAP GROWTH FUND(1)        0.99        7.13       23.54      16.80      23.83      N/A       31.72        $366.69
Russell 2000 Growth Index             (5.92)      (0.67)      11.92       9.09      (0.68)     n/a       (0.35)
INCEPTION DATE: 2/27/98
--------------------------------------------------------------------------------------------------------------------------------

CORE FUNDS
--------------------------------------------------------------------------------------------------------------------------------

TURNER SMALL CAP EQUITY FUND(1)       (0.36)       5.14       24.75        N/A       N/A      N/A        18.03         $29.17
Russell 2000 Index                    (2.40)       3.71       18.77       n/a        n/a      n/a         7.79
INCEPTION DATE: 3/4/02
--------------------------------------------------------------------------------------------------------------------------------

6  TURNER FUNDS 2004 ANNUAL REPORT


                                                   Year                                                (Annualized)    Total
                                      Six          to         One         Three      Five      Ten     Since           Net Assets
Fund Name/Index                       Months       Date       Year        Years      Years     Years   inception       ($mil)


SPECIALTY
----------------------------------------------------------------------------------------------------------------------------------

TURNER TECHNOLOGY FUND(1)(2)         (11.62)      (9.17)       4.52       4.38     (11.74)    N/A        (5.26)        $16.03
Goldman Sachs Technology
    Composite Index                   (9.36)     (10.33)       1.87       3.29     (12.23)    n/a       (10.81)
Pacific Stock Exchange
    Technology 100 Index              (4.59)      (2.19)      10.72       9.90      1.87      n/a         2.67
INCEPTION DATE: 6/30/99

----------------------------------------------------------------------------------------------------------------------------------
TURNER CONCENTRATED
GROWTH FUND                          (14.66)     (11.82)      (3.80)      0.35      (9.89)    N/A        (3.46)        $39.11
S&P 500 Index                         (0.18)       1.51       13.87       4.05      (1.31)    n/a        (2.45)
NASDAQ 100 Index                      (1.65)      (3.59)       8.66       6.72     (10.01)    n/a        (8.72)
INCEPTION DATE: 6/30/99

----------------------------------------------------------------------------------------------------------------------------------
TURNER NEW ENTERPRISE FUND           (13.74)      (9.78)       4.15      11.17       N/A      N/A       (17.04)        $10.81
NASDAQ Composite Index                (4.64)      (4.98)       6.70       8.64       n/a      n/a       (15.59)
INCEPTION DATE: 6/30/00

----------------------------------------------------------------------------------------------------------------------------------

Returns less than one year are cumulative.

THE TURNER FUNDS ARE DISTRIBUTED BY CONSTELLATION INVESTMENT DISTRIBUTION COMPANY, INC., BERWYN, PA 19312. THE INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION CAN BE FOUND IN THE PROSPECTUS. A FREE PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION, INCLUDING FEES AND EXPENSES, AND THE RISKS ASSOCIATED WITH INVESTING IN THESE FUNDS, CAN BE OBTAINED BY CALLING (800) 224-6312. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE PRINCIPAL VALUE AND INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS SHOWN, UNLESS OTHERWISE INDICATED, ARE TOTAL RETURNS, WITH DIVIDENDS AND INCOME REINVESTED. RETURNS SPANNING MORE THAN ONE YEAR ARE ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. THE INDICES MENTIONED ARE UNMANAGED STATISTICAL COMPOSITES OF STOCK MARKET PERFORMANCE. INVESTING IN AN INDEX IS NOT POSSIBLE. THE HOLDINGS AND SECTOR WEIGHTINGS OF THE FUNDS ARE SUBJECT TO CHANGE. FORWARD EARNINGS PROJECTIONS ARE NOT PREDICATORS OF STOCK PRICE OR INVESTMENT PERFORMANCE, AND DO NOT REPRESENT PAST PERFORMANCE. THERE IS NO GUARANTEE THAT THE FORWARD EARNINGS PROJECTIONS WILL ACCURATELY PREDICT THE ACTUAL EARNINGS EXPERIENCE OF ANY OF THE COMPANIES INVOLVED, AND NO GUARANTEE TAHT THE OWNING SECURITIES OF COMPANIES RELATIVELY HIGH PRICE-TO-EARNINGS RATIOS WILL CAUSE THE PORTFOLIO TO OUT PERFORM ITS BENCHMARK OR INDEX.

(1) INVESTING IN TECHNOLOGY AND SCIENCE COMPANIES AND SMALL AND MID CAPITALIZATION COMPANIES MAY SUBJECT THE FUNDS TO SPECIFIC INHERENT RISKS, INCLUDING ABOVE-AVERAGE PRICE FLUCTUATIONS.

(2) FUNDS THAT TAKE A FOCUS OR SECTOR SPECIFIC APPROACH ARE SUBJECT TO GREATER RISK FROM DOWNTURNS AFFECTING A SPECIFIC ISSUER OR INDUSTRY.


                                               TURNER FUNDS 2004 ANNUAL REPORT 7

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER DISCIPLINED LARGE CAP GROWTH FUND

FUND PROFILE

SEPTEMBER 30, 2004

o  Ticker symbol TSGEX
o  CUSIP #87252R839
o  Top 5 holdings
   (1) Cisco Systems
   (2) Dell
   (3) Procter & Gamble
   (4) PepsiCo
   (5) American Express
o  % in 5 largest holdings 17.3%
o  Number of holdings 59
o  Price/earnings ratio 21.3
o  Weighted average market capitalization $58.17 billion
o  % of holdings with positive earnings surprises 77.4%
o  % of holdings with negative earnings surprises 18.30%
o  Net assets $68 million




M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |
E   E             |           |      X
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I                 |           |
T                 |           |
A                 |           |
L       -----------------------------------
I                 |           |
Z                 |           |
A   S             |           |
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER DISCIPLINED LARGE CAP GROWTH FUND:
JUNE 14, 2000-SEPTEMBER 30, 2004*

[LINE CHART OMITTED, PLOT POINTS AS FOLLOWS:]


                            TURNER DISCIPLINED                           RUSSELL TOP 200                     RUSSELL 1000
                           LARGE CAP GROWTH FUND                          GROWTH INDEX                       GROWTH INDEX
6/14/00                           10000                                      10000                              10000
SEP 00                             9810                                       9546                               9691
SEP 01                             4700                                       5318                               5268
SEP 02                             3500                                       4053                               4082
SEP 03                             4620                                       4978                               5140
SEP 04                             4835                                       5273                               5526



---------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING SEPTEMBER 30, 2004)

                                                           PAST ONE YEAR        PAST THREE YEARS         SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Turner Disciplined Large Cap Growth Fund                      4.64%                  0.95%                 (15.57)%
Russell Top 200 Growth Index                                  5.93%                 (0.29)%                (13.84)%
---------------------------------------------------------------------------------------------------------------------------

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

28.1% INFORMATION TECHNOLOGY
24.1% HEALTHCARE
10.5% CONSUMER STAPLES
10.5% CONSUMER DISCRETIONARY
8.2% CASH EQUIVALENTS
8.2% FINANCIALS
6.9% INDUSTRIALS
2.0% TELECOMMUNICATION SERVICES
0.8% ENERGY
0.7% MATERIALS


MANAGERS DISCUSSION AND ANALYSIS

Losses in producer-durables and financial-services stocks impaired the performance of the Turner Disciplined Large Cap Growth Fund in the 12-month period ended September 30. As a result the Fund gained 4.64%, underperforming the Russell Top 200 Growth Index's 5.93% rise by 1.29 percentage points.

Semiconductor-capital-equipment, financial-transaction-processing, and brokerage stocks in particular hurt the Fund's producer-durables and financial-services positions, which accounted for 14% of the portfolio and underperformed their corresponding index sectors markedly. Four of the Fund's 10 sector positions beat their index sectors. Consumer-discretionary/services stocks, a 24% weighting, added the most value to results; winners here included retail, consumer-electronics, staffing-services, publishing, restaurant, and Internet stocks.

--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Disciplined Large Cap Growth Fund is June 14, 2000.


8  TURNER FUNDS 2004 ANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------



TURNER LARGE CAP GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2004

o  Ticker symbol TLCGX
o  CUSIP #900297870
o  Top 5 holdings
   (1) Sun Microsystems
   (2) Dell
   (3) Cisco Systems
   (4) Anthem
   (5) EMC
o  % in 5 largest holdings 12.7%
o  Number of holdings 69
o  Price/earnings ratio 31.8
o  Weighted average market capitalization $29.42 billion
o  % of holdings with positive earnings surprises 73.6%
o  % of holdings with negative earnings surprises 24.5%
o  Net assets $4 million




M   L   -----------------------------------
A   A             |           |
R   R             |           |
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E   E             |           |      X
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
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I                 |           |
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N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE




--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER LARGE CAP GROWTH OPPORTUNITIES FUND:
JANUARY 31, 1997-SEPTEMBER 30, 2004*

[LINE CHART OMITTED, PLOT POINTS AS FOLLOWS:]

                          TURNER LARGE CAP GROWTH                                RUSSELL TOP 200                       S&P 500
                            OPPORTUNITIES FUND                                    GROWTH INDEX                          INDEX
1/31/97                           10000                                              10000                              10000
SEP 97                            12280                                              12013                              12202
SEP 98                            14399                                              14166                              13307
SEP 99                            20587                                              19019                              17006
SEP 00                            30363                                              22233                              19264
SEP 01                            14055                                              12386                              14136
SEP 02                            10280                                               9439                              11240
SEP 03                            14585                                              11593                              13981
MAR 04                            15412                                              12281                              15920



---------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (1) (PERIODS ENDING SEPTEMBER 30, 2004)

                                                      PAST ONE YEAR   PAST THREE YEARS    PAST FIVE YEARS   SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Turner Large Cap Growth Opportunities Fund               5.67%              3.12%             (5.63)%            5.80%
Russell Top 200 Growth Index                             5.93%             (0.29)%            (8.38)%            2.71%
---------------------------------------------------------------------------------------------------------------------------

SECTOR WEIGHTINGS

[BAR CHART OMITTED, PLOT POINTS AS FOLLOWS:]

40.4% INFORMATION TECHNOLOGY
20.6% HEALTHCARE
15.0% CONSUMER DISCRETIONARY
7.5%  FINANCIALS
4.7%  INDUSTRIALS
2.9%  CONSUMER STAPLES
2.6%  TELECOMMUNICATION SERVICES
2.4%  ENERGY
2.3%  CASH EQUIVALENTS
1.6%  MATERIALS


MANAGERS DISCUSSION AND ANALYSIS

A robust gain of more than 20% in consumer-discretionary/ services stocks helped the Turner Large Cap Growth Opportunities Fund to deliver a 5.67% return in the 12-month period ended September 30. The Fund nearly matched the performance of its index, the Russell Top 200 Growth Index, underperforming by just 0.26 percentage points.

Three of the Fund's 10 sector investments returned more than their index sectors did. Besides the consumer- discretionary/ services sector, the Fund held investments in the technology and utilities/communication sectors that added extra return; they constituted 53% of holdings. Conversely, the Fund's producer-durables and financial-services holdings, a 12% weighting, recorded losses. Semiconductor-capital-equipment, financial-transaction-processing, and brokerage stocks detracted the most.

--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Large Cap Growth Opportunities Fund is January 31, 1997.

(1) Returns prior to August 17, 2002, represent performance of the Mercury Select Growth Fund, Class I.


                                               TURNER FUNDS 2004 ANNUAL REPORT 9

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER MIDCAP GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2004

o  Ticker symbol TMGFX,
   Class I Shares
o  CUSIP #900297409,
   Class I Shares
o  Top 5 holdings
   (1) Juniper Networks
   (2) C.R. Bard
   (3) Marriott International, Cl A
   (4) VeriSign
   (5) Anthem
o  % in 5 largest holdings 8.0%
o  Number of holdings 123
o  Price/earnings ratio 18.6
o  Weighted average market capitalization $5.3
o  % of holdings with positive earnings surprises 81.1%
o  % of holdings with negative earnings surprises 17.8%
o  Net assets $858 million, Class I Shares



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A   S             |           |
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N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER MIDCAP GROWTH FUND, CLASS I SHARES:
OCTOBER 1, 1996-SEPTEMBER 30, 2004*

[LINE CHART OMITTED, PLOT POINTS AS FOLLOWS:]


                TURNER MIDCAP GROWTH FUND, CLASS I SHARES                 RUSSELL MIDCAP GROWTH INDEX
10/1/96                           10000                                              10000
SEP 97                            14377                                              13029
SEP 98                            14555                                              11808
SEP 99                            26792                                              16200
SEP 00                            52874                                              25979
SEP 01                            21678                                              12530
SEP 02                            17169                                              10588
SEP 03                            24346                                              14705
SEP 04                            26152                                              16717



---------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING SEPTEMBER 30, 2004

                                                   PAST ONE YEAR     PAST THREE YEARS     PAST FIVE YEARS   SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Turner Midcap Growth Fund, Class I Shares             7.42%               6.45%              (0.48)%            12.77%
Turner Midcap Growth Fund, Class II Shares            6.87%               5.92%              (0.46)%**          12.58%**
Russell Midcap Growth Index                          13.68%              10.09%               0.63%              6.63%
---------------------------------------------------------------------------------------------------------------------------

[BAR CHART OMITTED, PLOT POINTS AS FOLLOWS:]

28.9% INFORMATION TECHNOLOGY
18.2% HEALTHCARE
17.3% CONSUMER DISCRETIONARY
8.9%  INDUSTRIALS
8.1% FINANCIALS
5.2% CASH EQUIVALENTS
4.8% ENERGY
3.4% CONSUMER STAPLES
3.2% MATERIALS
1.7% TELECOMMUNICATION SERVICES
0.3% UTILITIES



MANAGERS DISCUSSION AND ANALYSIS

The Turner Midcap Growth Fund benefited from the strong performance of mid-cap growth stocks in the 12-month period ended September 30. The Russell Midcap Growth Index advanced 13.68%, a return superior to that of large-cap growth and small-cap growth indexes. But the Fund failed to keep pace, gaining 7.42%.

Performance was hurt by subpar returns in three major sectors, financial services, consumer discretionary/services, and health care, with a combined weighting of 58%. Retail, medical-services, pharmaceutical, biotechnology, media, and financial-transaction-processing stocks detracted from results. Good relative returns in the technology sector, which amounted to 19% of the portfolio, contributed the most to results. Altogether, three of 10 sector positions outperformed their corresponding index sectors. Energy stocks were the Fund's biggest gainer, up more than 50%.


--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Midcap Growth Fund (Class I Shares) is October 1, 1996.

** Class II Shares were offered beginning on September 24, 2001. Class II Shares' performance for the periods prior to September 24, 2001 reflects the performance of the Fund's Class I Shares. The performance of the Class II Shares has been adjusted for the differences in fees between the classes.


10  TURNER FUNDS 2004 ANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER SMALL CAP GROWTH FUND


--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2004

o  Ticker symbol TSCEX
o  CUSIP #900297300
o  Top 5 holdings
   (1) Immucor
   (2) Sierra Health Services
   (3) Trimble Navigation
   (4) MGI Pharma
   (5) Advanced Medical Optics
o  % in 5 largest holdings 6.0%
o  Number of holdings 132
o  Price/earnings ratio 18.0
o  Weighted average market capitalization $1.11 billion
o % of holdings with positive earnings surprises 80.7%
o % of holdings with negative earnings surprises 17.0%
o Net assets $237 million




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I                 |           |
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I   A             |           |
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N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE



--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP GROWTH FUND:
SEPTEMBER 30, 1994-SEPTEMBER 30, 2004*

[LINE CHART OMITTED, PLOT POINTS AS FOLLOWS:]

              TURNER SMALL CAP GROWTH FUND          RUSSELL 2000 GROWTH INDEX
9/30/94                  10000                               10000
SEP 95                   15347                               12818
SEP 96                   23393                               14434
SEP 97                   27286                               17805
SEP 98                   22675                               13384
SEP 99                   36085                               17751
SEP 00                   56317                               23016
SEP 01                   28266                               13213
SEP 02                   22793                               10814
SEP 03                   34099                               15325
SEP 04                   38525                               17152


---------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING SEPTEMBER 30, 2004)

                                           PAST              PAST               PAST             PAST              SINCE
                                         ONE YEAR         THREE YEARS        FIVE YEARS        TEN YEARS         INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Growth Fund              12.98%           10.87%              1.32%            14.44%            14.04%
Russell 2000 Growth Index                 11.92%            9.09%             (0.68)%            5.54%             4.98%
---------------------------------------------------------------------------------------------------------------------------


SECTOR WEIGHTINGS:


[BAR CHART OMITTED, PLOT POINTS AS FOLLOWS:]


25.4% Information technology
15.9% Cash equivalents
14.9% Healthcare
12.0% Consumer discretionary
10.8% Industrials
8.6%  Financials
4.8%  Materials
4.2%  Energy
1.8%  Telecommunication services
1.6%  Consumer staples


MANAGERS DISCUSSION AND ANALYSIS

Although the Turner Small Cap Growth Fund was helped by strength in small-cap stocks generally in the 12-month period ended September 30, it also helped itself with admirable stock selection: six of the Fund's 10 sector positions beat their index-sector counterparts. As a result the fund gained 12.98%, outdistancing the Russell 2000 Growth Index's 11.92% rise by 1.06 percentage points.

The fund's health-care and autos/transportation stocks, a 25% weighting, performed best in relative terms, recording double-digit gains that represented substantial margins of outperformance over their index counterparts. Winners included biotechnology, medical-device, specialty-pharmaceutical, discount-airline, and motor-home stocks. An 8% position in producer-durables stocks, mainly semiconductor-capital-equipment shares, were a drag on performance.


--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Growth Fund is February 7, 1994.



                                              TURNER FUNDS 2004 ANNUAL REPORT 11

INVESTMENT REVIEW
--------------------------------------------------------------------------------



TURNER MICRO CAP GROWTH FUND


--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2004

o  Ticker symbol TMCGX
o  CUSIP #872524301
o  Top 5 holdings
   (1) Petroleum Development
   (2) Oxford Industries
   (3) ESCO Technologies
   (4) Cleveland-Cliffs
   (5) Comstock Resources
o  % in 5 largest holdings 7.0%
o  Number of holdings 118
o  Price/earnings ratio 16.2
o  Weighted average market capitalization $0.61 billion
o  % of holdings with positive earnings surprises 70.6%
o  % of holdings with negative earnings surprises 25.3%
o  Net assets $367 million



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I                 |           |
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I   A             |           |
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        VALUE                  GROWTH

               INVESTMENT STYLE



--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER MICRO CAP GROWTH FUND:
FEBRUARY 28, 1998-SEPTEMBER 30, 2004*

[LINE CHART OMITTED, PLOT POINTS AS FOLLOWS:]


              TURNER MICRO CAP GROWTH FUND          RUSSELL 2000 GROWTH INDEX
2/28/98                  10000                               10000
SEP 98                    9882                                7625
SEP 99                   21093                               10113
SEP 00                   48308                               13113
SEP 01                   38535                                7528
SEP 02                   38489                                6161
SEP 03                   49709                                8731
MAR 04                   61410                                9772



---------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING SEPTEMBER 30, 2004)

                                            PAST ONE YEAR       PAST THREE YEARS       PAST FIVE YEARS      SINCE INCEPTION

---------------------------------------------------------------------------------------------------------------------------
Turner Micro Cap Growth Fund                   23.54%                16.80%                23.83%               31.72%
Russell 2000 Growth Index                      11.92%                 9.09%                (0.68)%              (0.35)%
---------------------------------------------------------------------------------------------------------------------------


SECTOR WEIGHTINGS:


[BAR CHART OMITTED, PLOT POINTS AS FOLLOWS:]

35.3% CASH EQUIVALENTS
12.9% INDUSTRIALS
11.0% HEALTHCARE
9.7%  FINANCIALS
9.7%  CONSUMER DISCRETIONARY
7.1%  ENERGY
7.0%  INFORMATION TECHNOLOGY
4.6%  MATERIALS
1.7%  TELECOMMUNICATION SERVICES
0.8%  CONSUMER STAPLES
0.2%  UTILITIES

MANAGERS DISCUSSION AND ANALYSIS

The 12 months ended September 30 were a good period of performance for small-cap stocks. The Turner Micro Cap Growth Fund did even better, producing a 23.54% gain that far outdistanced its benchmark, the Russell 2000 Growth Index. The Fund's performance premium over the index's 11.92% return was 11.62 percentage points.

The Fund's stock selection was good, with nine of 10 sector positions outperforming their corresponding index sectors. Health-care, financial-services, and energy holdings, a 38% weighting in aggregate, contributed the most to performance, each rising more than 30%.
Specialty-pharmaceutical, managed-care, medical-equipment, banking, and energy-production stocks were especially strong. The sole detractor from performance were the fund's consumer-staples stocks, which lost money, compared with a gain for the index sector.


--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Micro Cap Growth Fund is February 27, 1998.


12  TURNER FUNDS 2004 ANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER SMALL CAP EQUITY FUND


--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2004

o  Ticker symbol TSEIX
o  CUSIP #87252R714
o  Top 5 holdings
   (1) NAM TAI Electronics
   (2) Intergraph
   (3) People's Bank
   (4) OMI
   (5) Alamosa Holdings
o  % in 5 largest holdings 8.1%
o  Number of holdings 101
o  Price/earnings ratio 16.4
o  Weighted average market capitalization $1.46 billion
o  Net assets $29 million




M   L   -----------------------------------
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A                 |           |
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I                 |           |
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A   S             |           |
T   M             |     X     |
I   A             |           |
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N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE



--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP EQUITY FUND:
MARCH 4, 2002-SEPTEMBER 30, 2004*

[LINE CHART OMITTED, PLOT POINTS AS FOLLOWS:]

                TURNER SMALL CAP EQUITY FUND            RUSSELL 2000 INDEX
3/4/02                     10000                               10000
SEP 02                      9299                                7485
SEP 03                     12278                               10217
SEP 04                     15317                               12134


---------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING SEPTEMBER 30, 2004)
                                                                PAST ONE YEAR                  SINCE INCEPTION

---------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Equity Fund                                      24.75%                           18.03%
Russell 2000 Index                                                18.77%                            7.79%
---------------------------------------------------------------------------------------------------------------------------

SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS AS FOLLOWS:]

17.7% FINANCIALS
15.7% INDUSTRIALS
13.5% CASH EQUIVALENTS
11.2% MATERIALS
10.1% CONSUMER DISCRETIONARY
9.8%  INFORMATION TECHNOLOGY
7.6%  HEALTHCARE
4.4%  ENERGY
3.9% TELECOMMUNICATION SERVICES
3.3% CONSUMER STAPLES
2.8% UTILITIES


MANAGERS DISCUSSION AND ANALYSIS

With outperforming investments in six of 10 market sectors, the Turner Small Cap Equity Fund gained 24.75% in the 12-month period ended September 30. That return beat the Russell 2000 Index's 18.77% advance by 5.98 percentage points.

The Fund is invested in both growth and value stocks, and its value holdings generally produced the highest returns. The greatest degree of outperformance was supplied by autos/transportation, utilities/communication, and materials/processing stocks, which represented 21% of the portfolio. All three of those positions were overweighted versus the index sectors. Energy and utility stocks produced the highest absolute returns, more than 80%. An underweighted 18% position in financial-services stocks hurt results the most; those stocks gained about two percentage points less than the index sector did.

--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Equity Fund is March 4, 2002.



                                              TURNER FUNDS 2004 ANNUAL REPORT 13

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER TECHNOLOGY FUND


--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2004

o  Ticker symbol TTECX
o  CUSIP #87252R870
o  Top 5 holdings
   (1) Cisco Systems
   (2) Sun Microsystems
   (3) Juniper Networks
   (4) SAP ADR
   (5) Gen-Probe
o  % in 5 largest holdings 20.2%
o  Number of holdings 41
o  Price/earnings ratio 26.4
o  Weighted average market capitalization $19.76 billion
o  % of holdings with positive earnings surprises 79.7%
o  % of holdings with negative earnings surprises 18.3%
o  Net assets $16 million




M   L   -----------------------------------
A   A             |           |
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E   E             |           |      X
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I                 |           |
T                 |           |
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I                 |           |
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A   S             |           |
T   M             |           |
I   A             |           |
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N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE





--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER TECHNOLOGY FUND:
JUNE 30, 1999-SEPTEMBER 30, 2004*

[LINE CHART OMITTED, PLOT POINTS AS FOLLOWS:]

                           TURNER TECHNOLOGY              PACIFIC STOCK EXCHANGE                         GOLDMAN SACHS
                                 FUND                      TECHNOLOGY 100 INDEX                    TECHNOLOGY COMPOSITE INDEX
6/30/99                          10000                             10000                                    10000
SEP 99                           14060                             10467                                    10523
SEP 00                           35059                             17345                                    14251
SEP 01                            6619                              8652                                     4972
SEP 02                            4110                              6470                                     3240
SEP 03                            7202                             10372                                     5378
SEP 04                            7528                             11484                                     5479


---------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING SEPTEMBER 30, 2004)

                                                          PAST              PAST                  PAST              SINCE
                                                        ONE YEAR         THREE YEARS           FIVE YEARS         INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Turner Technology Fund                                   4.52%              4.38%              (11.74)%           (5.26)%
Goldman Sachs Technology Composite Index                 1.87%              3.29%              (12.23)%          (10.81)%
---------------------------------------------------------------------------------------------------------------------------


SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS AS FOLLOWS:]

76.6% INFORMATION TECHNOLOGY
17.5% HEALTHCARE
4.9% CASH EQUIVALENTS
1.0% TELECOMMUNICATION SERVICES


MANAGERS DISCUSSION AND ANALYSIS

In the 12-month period ended September 30, the Turner Technology Fund gained 4.52%, outperforming the Goldman Sachs Technology Composite Index's 1.87% return by 2.65 percentage points.

Technology stocks soared in the first four months of the period, then declined sharply in the remaining five months. We took profits in some big winners early in the period, then sought to minimize the damage as tech shares almost uniformly fell 10% or more subsequently. Investors increasingly fretted that a slowing economy and muted capital spending would limit demand for tech products and services. Medical-technology, biotechnology, software, broadband-communications, and data-networking stocks did well. Financial-transaction-processing and semiconductor-capital-equipment shares lagged.


--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Technology Fund is June 30, 1999.


14  TURNER FUNDS 2004 ANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER CONCENTRATED GROWTH FUND


--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2004

o  Ticker symbol TTOPX
o  CUSIP #87252R862
o  Top 5 holdings
   (1) Genentech
   (2) Sun Microsystems
   (3) Cisco Systems
   (4) Ericsson Telephone ADR
   (5) Juniper Networks
o  % in 5 largest holdings 25.0%
o  Number of holdings 29
o  Price/earnings ratio 25.7
o  Weighted average market capitalization $28.92 billion
o  % of holdings with positive earnings surprises 74.4%
o  % of holdings with negative earnings surprises 25.6%
o  Net assets $39 million




M   L   -----------------------------------
A   A             |           |
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E   E             |           |      X
T                 |           |
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C       -----------------------------------
A                 |           |
P                 |           |
I                 |           |
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I                 |           |
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A   S             |           |
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE



--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER CONCENTRATED GROWTH FUND:
JUNE 30, 1999-SEPTEMBER 30, 2004*

[LINE CHART OMITTED, PLOT POINTS AS FOLLOWS:]

                      TURNER CONCENTRATED GROWTH FUND                    S&P 500 INDEX                    NASDAQ 100 INDEX
6/30/99                           10000                                      10000                              10000
SEP 99                            13990                                       9376                              10485
SEP 00                            27782                                      10622                              15553
SEP 01                             8223                                       7794                               5092
SEP 02                             5754                                       6197                               3631
SEP 03                             8638                                       7709                               5696
SEP 04                             8310                                       8778                               6190


---------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING SEPTEMBER 30, 2004)

                                            PAST ONE YEAR       PAST THREE YEARS       PAST FIVE YEARS      SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Turner Concentrated Growth Fund                (3.80)%                0.35%                 (9.89)%             (3.46)%
S&P 500 Index                                  13.87%                 4.05%                 (1.31)%             (2.45)%
---------------------------------------------------------------------------------------------------------------------------


SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS AS FOLLOWS:]

58.6% INFORMATION TECHNOLOGY
15.8% HEALTHCARE
6.0%  CASH EQUIVALENTS
5.6%  INDUSTRIALS
4.8%  TELECOMMUNICATION SERVICES
4.4%  FINANCIALS
2.6%  MATERIALS
2.2%  CONSUMER DISCRETIONARY


MANAGERS DISCUSSION AND ANALYSIS

The Turner Concentrated Growth Fund generally contains a select few stocks -- 15-29 -- that Turner thinks have the most return potential. The Fund's holdings emphasize companies with the strongest growth prospects and above-average valuations, which were out of favor for much of the 12-month period ended September 30. Because of that emphasis, the Fund lost 3.80%, underperforming the S&P 500 Index's 13.87% gain by 17.67 percentage points.

Most of the Fund's holdings were concentrated in the consumer-discretionary/services, health-care, and technology sectors. The technology holdings in particular didn't pan out; they were largely responsible for the Fund's performance shortfall, with computer-networking, semiconductor, and broadband-communications stocks faring worst. A 19% consumer-discretionary/services position, led by Internet, retailing, and staff-services stocks, contributed the most to results.


--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Concentrated Growth Fund is June 30, 1999.


                                              TURNER FUNDS 2004 ANNUAL REPORT 15

--------------------------------------------------------------------------------
INVESTMENT REVIEW



TURNER NEW ENTERPRISE FUND


--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2004

o  Ticker symbol TBTBX
o  CUSIP #87252R797
o  Top 5 holdings
   (1) Cisco Systems
   (2) F5 Networks
   (3) Juniper Networks
   (4) Apple Computer
   (5) Monster Worldwide
o  % in 5 largest holdings 16.9%
o  Number of holdings 42
o  Price/earnings ratio 28.4
o  Weighted average market capitalization $13.34 billion
o  % of holdings with positive earnings surprises 80.3%
o  % of holdings with negative earnings surprises 16.2%
o  Net assets $11 million




M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |
E   E             |           |
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I                 |           |      X
T                 |           |
A                 |           |
L       -----------------------------------
I                 |           |
Z                 |           |
A   S             |           |
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE




--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER NEW ENTERPRISE FUND:
JUNE 30, 2000-SEPTEMBER 30, 2004*


[LINE CHART OMITTED, PLOT POINTS AS FOLLOWS:]

                 TURNER NEW ENTERPRISE FUND         NASDAQ COMPOSITE INDEX
6/30/00                    10000                            10000
SEP 00                     12520                             9264
SEP 01                      3290                             3792
SEP 02                      2270                             2976
SEP 03                      4340                             4556
SEP 04                      4521                             4862



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING SEPTEMBER 30, 2004)

                                               PAST ONE YEAR              PAST THREE YEARS               SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Turner New Enterprise Fund                         4.15%                      11.17%                       (17.04)%
NASDAQ Composite Index                             6.70%                       8.64%                       (15.59)%
---------------------------------------------------------------------------------------------------------------------------


SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

50.5% INFORMATION TECHNOLOGY
14.5% HEALTHCARE
12.9% CASH EQUIVALENTS
8.1%  CONSUMER DISCRETIONARY
6.2%  TELECOMMUNICATION SERVICES
6.1%  INDUSTRIALS
1.7%  CONSUMER STAPLES



MANAGERS DISCUSSION AND ANALYSIS

Big gains in autos/transportation and energy stocks were unable to overcome subpar results in two major sectors -- technology and consumer discretionary/services -- for the Turner New Enterprise Fund in the 12 months ended September 30. The Fund returned 4.15%, lagging the Nasdaq Composite Index's 6.70% result by 2.55 percentage points.

The technology and consumer-discretionary/services positions accounted for 68% of the Fund's holdings and significantly underperformed the index sectors; the technology holdings lost 3% (versus a 6% gain for the index sector) and the consumer holdings rose 4% (versus a 20% gain for the index sector). Adding to performance were trucking, courier-service, energy-production, and oil-services stocks, which in aggregate generated returns of more than 90%. Unfortunately, their 2% combined weighting wasn't enough to positively affect performance much.


--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner New Enterprise Fund is June 30, 2000.


16  TURNER FUNDS 2004 ANNUAL REPORT

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER DISCIPLINED LARGE CAP GROWTH FUND
September 30, 2004

                                                     Value
                                         Shares      (000)

--------------------------------------------------------------------------------
COMMON STOCK--96.9%
--------------------------------------------------------------------------------
ACCOUNTING/TAX PREPARATION/BOOKKEEPING/
    PAYROLL SERVICES--0.8%
--------------------------------------------------------------------------------
Paychex                                  19,310  $     582
                                                 ---------
Total Accounting/tax preparation/
    bookkeeping/payroll services                       582
                                                 ---------

--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.8%
--------------------------------------------------------------------------------
Time Warner*                             75,680      1,221
                                                 ---------
Total Advertising & related services                 1,221
                                                 ---------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--1.8%
--------------------------------------------------------------------------------
Caterpillar                              15,150      1,219
                                                 ---------
Total Agriculture, construction &
    mining machinery manufacturing                   1,219
                                                 ---------

--------------------------------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION &
    PROCESSING--0.7%
--------------------------------------------------------------------------------
Alcoa                                    15,050        506
                                                 ---------
Total Alumina & aluminum
    production & processing                            506
                                                 ---------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--3.3%
--------------------------------------------------------------------------------
PepsiCo                                  46,560      2,265
                                                 ---------
Total Beverage manufacturing                         2,265
                                                 ---------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--6.3%
--------------------------------------------------------------------------------
Cisco Systems*                          168,070      3,042
Ericsson Telephone ADR*                  21,280        665
Research In Motion*                       7,940        606
                                                 ---------
Total Communications
    equipment manufacturing                          4,313
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--6.5%
--------------------------------------------------------------------------------
Apple Computer*                          23,130        896
Dell*                                    71,240      2,536
EMC*                                     83,790        967
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                          4,399
                                                 ---------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--1.5%
--------------------------------------------------------------------------------
Sun Microsystems*                       250,920  $   1,014
                                                 ---------
Total Computer systems design &
    related services                                 1,014
                                                 ---------

--------------------------------------------------------------------------------
COURIERS--1.0%
--------------------------------------------------------------------------------
United Parcel Service, Cl B               9,160        695
                                                 ---------
Total Couriers                                         695
                                                 ---------

--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--1.7%
--------------------------------------------------------------------------------
First Data                               27,050      1,177
                                                 ---------
Total Data processing services                       1,177
                                                 ---------

--------------------------------------------------------------------------------
DEPARTMENT STORES--1.0%
--------------------------------------------------------------------------------
Kohl's*                                  13,580        654
                                                 ---------
Total Department stores                                654
                                                 ---------

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--2.2%
--------------------------------------------------------------------------------
General Electric                         44,480      1,494
                                                 ---------
Total Electrical equipment
    manufacturing                                    1,494
                                                 ---------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING &
    MAIL-ORDER HOUSES--1.6%
--------------------------------------------------------------------------------
eBay*                                    11,630      1,069
                                                 ---------
Total Electronic shopping &
    mail-order houses                                1,069
                                                 ---------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--1.6%
--------------------------------------------------------------------------------
Best Buy                                 19,900      1,079
                                                 ---------
Total Electronics & appliance stores                 1,079
                                                 ---------

--------------------------------------------------------------------------------
GRAIN & OILSEED MILLING--1.6%
--------------------------------------------------------------------------------
Archer-Daniels-Midland                   63,250      1,074
                                                 ---------
Total Grain & oilseed milling                        1,074
                                                 ---------

--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--1.6%
--------------------------------------------------------------------------------
Walgreen                                 30,530      1,094
                                                 ---------
Total Health & personal care stores                  1,094
                                                 ---------


                                              TURNER FUNDS 2004 ANNUAL REPORT 17

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER DISCIPLINED LARGE CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
INFORMATION SERVICES--4.0%
--------------------------------------------------------------------------------
Google, Cl A*#                            4,600  $     596
Juniper Networks*                        33,770        797
Yahoo!*                                  38,740      1,314
                                                 ---------
Total Information services                           2,707
                                                 ---------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--7.1%
--------------------------------------------------------------------------------
American International Group             25,810      1,755
Anthem*                                  19,620      1,712
UnitedHealth Group                       18,800      1,386
                                                 ---------
Total Insurance carriers                             4,853
                                                 ---------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.0%
--------------------------------------------------------------------------------
Starbucks*                               14,780        672
                                                 ---------
Total Limited-service eating places                    672
                                                 ---------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--5.5%
--------------------------------------------------------------------------------
Boston Scientific*                       34,880      1,386
St. Jude Medical*                        18,440      1,388
Zimmer Holdings*                         12,700      1,004
                                                 ---------
Total Medical equipment &
    supplies manufacturing                           3,778
                                                 ---------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--2.0%
--------------------------------------------------------------------------------
Medtronic                                26,240      1,362
                                                 ---------
Total Navigational/measuring/
    medical/control instruments
    manufacturing                                    1,362
                                                 ---------

--------------------------------------------------------------------------------
NEWSPAPER/PERIODICAL/BOOK/
    DATABASE PUBLISHERS--1.6%
--------------------------------------------------------------------------------
News ADR*                                32,550      1,070
                                                 ---------
Total Newspaper/periodical/book/
    database publishers                              1,070
                                                 ---------

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--3.0%
--------------------------------------------------------------------------------
American Express                         39,910      2,054
                                                 ---------
Total Nondepository credit
    intermediation                                   2,054
                                                 ---------

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--2.0%
--------------------------------------------------------------------------------
Caremark Rx*                             42,830  $   1,374
                                                 ---------
Total Offices of physicians                          1,374
                                                 ---------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--0.8%
--------------------------------------------------------------------------------
Apache                                   10,960        549
                                                 ---------
Total Oil & gas extraction                             549
                                                 ---------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--0.9%
--------------------------------------------------------------------------------
International Game Technology            17,000        611
                                                 ---------
Total Other miscellaneous
    manufacturing                                      611
                                                 ---------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--7.3%
--------------------------------------------------------------------------------
Amgen*                                   34,340      1,946
Forest Laboratories*                     22,450      1,010
Gilead Sciences*                         30,080      1,124
Sanofi-Aventis ADR                       23,420        858
                                                 ---------
Total Pharmaceutical &
    medicine manufacturing                           4,938
                                                 ---------

--------------------------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--0.8%
--------------------------------------------------------------------------------
Southwest Airlines                       41,470        565
                                                 ---------
Total Scheduled air transportation                     565
                                                 ---------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--4.0%
--------------------------------------------------------------------------------
Biogen Idec*                             21,720      1,328
Genentech*                               26,950      1,413
                                                 ---------
Total Scientific r&d services                        2,741
                                                 ---------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--3.1%
--------------------------------------------------------------------------------
Charles Schwab                           74,510        685
Goldman Sachs Group                      14,990      1,397
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                       2,082
                                                 ---------


18  TURNER FUNDS 2004 ANNUAL REPORT

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER DISCIPLINED LARGE CAP GROWTH FUND


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--6.4%
--------------------------------------------------------------------------------
Applied Materials*                       86,000  $   1,418
Maxim Integrated Products                22,850        967
Texas Instruments                        45,070        959
Tyco International                       32,070        983
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                          4,327
                                                 ---------

--------------------------------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--4.6%
--------------------------------------------------------------------------------
Avon Products                            13,700        598
Procter & Gamble                         46,690      2,527
                                                 ---------
Total Soap, cleaners & toilet
    preparation manufacturing                        3,125
                                                 ---------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--4.9%
--------------------------------------------------------------------------------
Electronic Arts*                         14,080        648
Microsoft                                14,500        401
SAP ADR*                                 35,890      1,398
Symantec*                                16,060        881
                                                 ---------
Total Software publishers                            3,328
                                                 ---------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--1.2%
--------------------------------------------------------------------------------
America Movil, Ser L ADR*                20,490        800
                                                 ---------
Total Telecommunications                               800
                                                 ---------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--1.7%
--------------------------------------------------------------------------------
Marriott International, Cl A             21,730      1,128
                                                 ---------
Total Traveler accommodation                         1,128
                                                 ---------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $58,108)                                  65,919
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CASH EQUIVALENTS--7.6%
--------------------------------------------------------------------------------
Blackrock TempCash Fund,
    Institutional Shares              3,625,153      3,625
Blackrock Temp Fund,
    Institutional Shares              1,553,356      1,554

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
    (COST $5,179)                                    5,179
--------------------------------------------------------------------------------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--1.1%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio (1)               723,600  $     724
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD
     AS COLLATERAL FOR LOANED SECURITIES
    (COST $724)                                        724
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--105.6%
    (COST $64,011)                                  71,822
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES-- (5.6)%
--------------------------------------------------------------------------------
Payable for investment securities purchased         (4,377)
Obligation to return securities
    lending collateral                                (724)
Payable due to investment adviser                      (20)
Payable due to administrator                           (12)
Other assets and liabilities, net                    1,302
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                  (3,831)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS-- 100.0%                                $67,991
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 14,068,386 outstanding shares
    of beneficial interest                       $  91,103
Undistributed net investment income                     42
Accumulated net realized loss
    on investments                                 (30,965)
Net unrealized appreciation
    on investments                                   7,811
--------------------------------------------------------------------------------
NET ASSETS                                       $  67,991
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                  $4.83
--------------------------------------------------------------------------------

*   Non-income producing security
# Security fully or partially on loan at September 30, 2004 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at September 30, 2004, was $699,840.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV.
ADR - American depositary receipt
Cl - Class
Ser - Series

The accompanying notes are an integral part of the financial statements.


                                              TURNER FUNDS 2004 ANNUAL REPORT 19

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER LARGE CAP GROWTH OPPORTUNITIES FUND
September 30, 2004

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--99.7%
--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.5%
--------------------------------------------------------------------------------
Time Warner*                              4,070  $      66
                                                 ---------
Total Advertising & related services                    66
                                                 ---------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--1.9%
--------------------------------------------------------------------------------
Caterpillar                               1,040         84
                                                 ---------
Total Agriculture, construction &
    mining machinery manufacturing                      84
                                                 ---------

--------------------------------------------------------------------------------
CLOTHING STORES--1.2%
--------------------------------------------------------------------------------
Chico's FAS*                              1,500         51
                                                 ---------
Total Clothing stores                                   51
                                                 ---------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--5.7%
--------------------------------------------------------------------------------
Cisco Systems*                            7,000        127
Ericsson Telephone ADR*                   1,940         60
Research In Motion*                         850         65
                                                 ---------
Total Communications
    equipment manufacturing                            252
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--8.8%
--------------------------------------------------------------------------------
Apple Computer*                           1,770         68
Dell*                                     3,810        136
EMC*                                      7,550         87
Network Appliance*                        1,730         40
Zebra Technologies, Cl A*                   930         57
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                            388
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--3.1%
--------------------------------------------------------------------------------
Sun Microsystems*                        33,820        137
                                                 ---------
Total Computer systems design &
    related services                                   137
                                                 ---------

--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--4.3%
--------------------------------------------------------------------------------
Alliance Data Systems*                    1,510         61
First Data                                1,610         70
Fiserv*                                   1,700         59
                                                 ---------
Total Data processing services                         190
                                                 ---------



                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
ELECTRONIC SHOPPING &
    MAIL-ORDER HOUSES--1.7%
--------------------------------------------------------------------------------
eBay*                                       820  $      75
                                                 ---------
Total Electronic shopping &
    mail-order houses                                   75
                                                 ---------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--3.0%
--------------------------------------------------------------------------------
Best Buy                                  1,250         68
CDW                                       1,160         67
                                                 ---------
Total Electronics & appliance stores                   135
                                                 ---------

--------------------------------------------------------------------------------
GRAIN & OILSEED MILLING--1.6%
--------------------------------------------------------------------------------
Archer-Daniels-Midland                    4,240         72
                                                 ---------
Total Grain & oilseed milling                           72
                                                 ---------

--------------------------------------------------------------------------------
HOME FURNISHINGS STORES--1.2%
--------------------------------------------------------------------------------
Williams-Sonoma*                          1,450         54
                                                 ---------
Total Home furnishings stores                           54
                                                 ---------

--------------------------------------------------------------------------------
INFORMATION SERVICES--3.8%
--------------------------------------------------------------------------------
Google, Cl A*#                              300         39
Juniper Networks*                         3,030         72
Yahoo!*                                   1,690         57
                                                 ---------
Total Information services                             168
                                                 ---------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--3.3%
--------------------------------------------------------------------------------
American International Group                820         56
Anthem*                                   1,020         89
                                                 ---------
Total Insurance carriers                               145
                                                 ---------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--2.0%
--------------------------------------------------------------------------------
Starbucks*                                  790         36
Yum! Brands                               1,320         53
                                                 ---------
Total Limited-service eating places                     89
                                                 ---------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--5.5%
--------------------------------------------------------------------------------
Boston Scientific*                        1,490         59
C.R. Bard                                   680         38
St. Jude Medical*                         1,110         84
Zimmer Holdings*                            770         61
                                                 ---------
Total Medical equipment &
    supplies manufacturing                             242
                                                 ---------



20  TURNER FUNDS 2004 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER LARGE CAP GROWTH OPPORTUNITIES FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--3.7%
--------------------------------------------------------------------------------
Danaher                                   1,220  $      62
Fisher Scientific International*            940         55
Waters*                                   1,040         46
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                  163
                                                 ---------

--------------------------------------------------------------------------------
NEWSPAPER/PERIODICAL/BOOK/
    DATABASE PUBLISHERS--1.4%
--------------------------------------------------------------------------------
News ADR*                                 1,890         62
                                                 ---------
Total Newspaper/periodical/book/
    database publishers                                 62
                                                 ---------

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.7%
--------------------------------------------------------------------------------
American Express                          1,470         76
                                                 ---------
Total Nondepository credit
    intermediation                                      76
                                                 ---------

--------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--1.9%
--------------------------------------------------------------------------------
Caremark Rx*                              2,640         85
                                                 ---------
Total Offices of physicians                             85
                                                 ---------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--2.4%
--------------------------------------------------------------------------------
Apache                                    1,180         59
XTO Energy                                1,470         48
                                                 ---------
Total Oil & gas extraction                             107
                                                 ---------

--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.4%
--------------------------------------------------------------------------------
T. Rowe Price Group                       1,200         61
                                                 ---------
Total Other financial
    investment activities                               61
                                                 ---------

--------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT
    MANUFACTURING--1.4%
--------------------------------------------------------------------------------
Coach*                                    1,510         64
                                                 ---------
Total Other leather & allied
    product manufacturing                               64
                                                 ---------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.0%
--------------------------------------------------------------------------------
International Game Technology             1,250         45
                                                 ---------
Total Other miscellaneous
    manufacturing                                       45
                                                 ---------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--6.1%
--------------------------------------------------------------------------------
Amgen*                                    1,390  $      79
Forest Laboratories*                      1,400         63
Gilead Sciences*                          2,080         78
Sanofi-Aventis ADR                        1,450         53
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                      273
                                                 ---------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--4.8%
--------------------------------------------------------------------------------
Biogen Idec*                              1,110         68
Genentech*                                1,410         74
Monsanto                                  1,960         71
                                                 ---------
Total Scientific r&d services                          213
                                                 ---------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--3.3%
--------------------------------------------------------------------------------
Charles Schwab                            7,400         68
Goldman Sachs Group                         840         78
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                         146
                                                 ---------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--11.9%
--------------------------------------------------------------------------------
Applied Materials*                        4,030         66
ASML Holding*                             5,000         64
Flextronics International*                3,910         52
JDS Uniphase*                            15,470         52
Marvell Technology Group*                 1,790         47
Maxim Integrated Products                 1,250         53
Texas Instruments                         3,900         83
Tyco International                        2,090         64
Xilinx                                    1,690         46
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                            527
                                                 ---------

--------------------------------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--1.4%
--------------------------------------------------------------------------------
Avon Products                             1,390         61
                                                 ---------
Total Soap, cleaners & toilet
    preparation manufacturing                           61
                                                 ---------



                                              TURNER FUNDS 2004 ANNUAL REPORT 21

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER LARGE CAP GROWTH OPPORTUNITIES FUND


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--5.0%
--------------------------------------------------------------------------------
Electronic Arts*                            940  $      43
SAP ADR*                                  1,590         62
Symantec*                                 1,240         68
VeriSign*                                 2,460         49
                                                 ---------
Total Software publishers                              222
                                                 ---------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--1.3%
--------------------------------------------------------------------------------
America Movil, Ser L ADR*                 1,490         58
                                                 ---------
Total Telecommunications                                58
                                                 ---------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--2.4%
--------------------------------------------------------------------------------
Marriott International, Cl A              1,250         65
MGM Mirage*                                 800         40
                                                 ---------
Total Traveler accommodation                           105
                                                 ---------
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $4,052)                                    4,416
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--1.2%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio (1)                53,600         54
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $54)                                          54
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CASH EQUIVALENT--1.2%
--------------------------------------------------------------------------------
Blackrock TempCash Fund,
    Institutional Shares                 51,737         52
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $52)                                          52
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--102.1%
    (COST $4,158)                                    4,522
--------------------------------------------------------------------------------


                                                   Value
                                                   (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--(2.1)%
--------------------------------------------------------------------------------
Obligation to return securities
    lending collateral                           $     (54)
Payable due to administrator                            (1)
Other assets and liabilities, net                      (37)
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                     (92)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS-- 100.0%                              $   4,430
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 448,484 outstanding shares
    of beneficial interest                       $  17,470
Accumulated net realized loss
    on investments                                 (13,404)
Net unrealized appreciation
    on investments                                     364
--------------------------------------------------------------------------------
NET ASSETS                                       $   4,430
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                  $9.88
--------------------------------------------------------------------------------

*   Non-income producing security
# Security fully or partially on loan at September 30, 2004 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at September 30, 2004, was $51,840.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV.
ADR - American depositary receipt
Cl - Class
Ser - Series

The accompanying notes are an integral part of the financial statements.

22 TURNER FUNDS 2004 ANNUAL REPORT

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND
September 30, 2004

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--100.6%
--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--1.7%
--------------------------------------------------------------------------------
Baker Hughes                            194,590  $   8,508
Smith International*                    105,370      6,399
                                                 ---------
Total Agriculture, construction &
    mining machinery manufacturing                  14,907
                                                 ---------

--------------------------------------------------------------------------------
AUDIO & VIDEO EQUIPMENT
    MANUFACTURING--0.8%
--------------------------------------------------------------------------------
Harman International Industries          66,400      7,155
                                                 ---------
Total Audio & video equipment
    manufacturing                                    7,155
                                                 ---------

--------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--0.8%
--------------------------------------------------------------------------------
Ashland                                 123,550      6,929
                                                 ---------
Total Basic chemical manufacturing                   6,929
                                                 ---------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Constellation Brands, Cl A*             147,360      5,609
                                                 ---------
Total Beverage manufacturing                         5,609
                                                 ---------

--------------------------------------------------------------------------------
BOILER, TANK & SHIPPING CONTAINER
    MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Ball                                    132,740      4,968
                                                 ---------
Total Boiler, tank & shipping
    container manufacturing                          4,968
                                                 ---------

--------------------------------------------------------------------------------
BUSINESS SUPPORT SERVICES--0.6%
--------------------------------------------------------------------------------
Iron Mountain*                          141,980      4,806
                                                 ---------
Total Business support services                      4,806
                                                 ---------

--------------------------------------------------------------------------------
CLOTHING STORES--2.8%
--------------------------------------------------------------------------------
Abercrombie & Fitch, Cl A               135,290      4,261
American Eagle Outfitters*              140,620      5,182
Chico's FAS*                            258,340      8,835
Urban Outfitters*                       162,520      5,591
                                                 ---------
Total Clothing stores                               23,869
                                                 ---------

--------------------------------------------------------------------------------
COAL MINING--0.7%
--------------------------------------------------------------------------------
Peabody Energy                          107,330      6,386
                                                 ---------
Total Coal mining                                    6,386
                                                 ---------



                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMERCIAL & SERVICE INDUSTRY
    MACHINERY MANUFACTURING--0.8%
--------------------------------------------------------------------------------
Bausch & Lomb                           105,480  $   7,009
                                                 ---------
Total Commercial & service industry
    machinery manufacturing                          7,009
                                                 ---------

--------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--0.9%
--------------------------------------------------------------------------------
Comverse Technology*                    431,360      8,123
                                                 ---------
Total Commercial/industrial
    equipment rental & leasing                       8,123
                                                 ---------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--3.3%
--------------------------------------------------------------------------------
Polycom*                                520,130     10,309
Research In Motion*                     100,920      7,704
Western Wireless, Cl A*                 388,530      9,989
                                                 ---------
Total Communications
    equipment manufacturing                         28,002
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--4.3%
--------------------------------------------------------------------------------
Apple Computer*                         264,580     10,253
Lexmark International, Cl A*             73,050      6,137
Network Appliance*                      312,560      7,189
Sandisk*                                172,330      5,018
Zebra Technologies, Cl A*               131,537      8,025
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                         36,622
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--2.3%
--------------------------------------------------------------------------------
Avid Technology*                        113,270      5,309
Checkfree*                              279,120      7,723
Cognizant Technology
    Solutions, Cl A*                    233,610      7,128
                                                 ---------
Total Computer systems design &
    related services                                20,160
                                                 ---------

--------------------------------------------------------------------------------
CUTLERY & HANDTOOL MANUFACTURING--1.0%
--------------------------------------------------------------------------------
Pentair                                 246,380      8,601
                                                 ---------
Total Cutlery & handtool
    manufacturing                                    8,601
                                                 ---------



                                              TURNER FUNDS 2004 ANNUAL REPORT 23

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--3.8%
--------------------------------------------------------------------------------
Alliance Data Systems*                  181,500  $   7,362
ChoicePoint*                            203,850      8,694
Fiserv*                                 195,480      6,814
Global Payments                         178,650      9,567
                                                 ---------
Total Data processing services                      32,437
                                                 ---------

--------------------------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES
    WATER TRANSPORTATION--0.6%
--------------------------------------------------------------------------------
Teekay Shipping#                        117,360      5,057
                                                 ---------
Total Deep sea, coastal & great lakes
    water transportation                             5,057
                                                 ---------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--2.4%
--------------------------------------------------------------------------------
City National                            60,720      3,944
Silicon Valley Bancshares*              118,040      4,387
Sovereign Bancorp                       274,550      5,991
UCBH Holdings                           159,250      6,222
                                                 ---------
Total Depository credit intermediation              20,544
                                                 ---------

--------------------------------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--1.5%
--------------------------------------------------------------------------------
Henry Schein*#                          111,125      6,924
Nu Skin Enterprises, Cl A#              235,170      5,529
                                                 ---------
Total Drugs & druggists'
    sundries wholesale                              12,453
                                                 ---------

--------------------------------------------------------------------------------
ELECTRIC POWER GENERATION,
    TRANSMISSION & DISTRIBUTION--0.3%
--------------------------------------------------------------------------------
Reliant Energy*#                        300,870      2,807
                                                 ---------
Total Electric power generation,
    transmission & distribution                      2,807
                                                 ---------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--1.0%
--------------------------------------------------------------------------------
CDW                                     143,570      8,331
                                                 ---------
Total Electronics & appliance stores                 8,331
                                                 ---------

--------------------------------------------------------------------------------
EMPLOYMENT SERVICES--0.7%
--------------------------------------------------------------------------------
Manpower                                142,580      6,343
                                                 ---------
Total Employment services                            6,343
                                                 ---------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
FREIGHT TRANSPORTATION ARRANGEMENT--0.6%
--------------------------------------------------------------------------------
Expeditors International
    Washington                          107,160  $   5,540
                                                 ---------
Total Freight transportation
    arrangement                                      5,540
                                                 ---------

--------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--1.2%
--------------------------------------------------------------------------------
PF Chang's China Bistro*#               111,490      5,406
Ruby Tuesday                            165,030      4,600
                                                 ---------
Total Full-service restaurants                      10,006
                                                 ---------

--------------------------------------------------------------------------------
GROCERY STORES--0.8%
--------------------------------------------------------------------------------
Whole Foods Market#                      74,770      6,415
                                                 ---------
Total Grocery stores                                 6,415
                                                 ---------

--------------------------------------------------------------------------------
HOME FURNISHINGS STORES--2.6%
--------------------------------------------------------------------------------
Bed Bath & Beyond*                      310,070     11,507
Williams-Sonoma*                        292,610     10,987
                                                 ---------
Total Home furnishings stores                       22,494
                                                 ---------

--------------------------------------------------------------------------------
HVAC & COMMERCIAL REFRIGERATION
    EQUIPMENT MANUFACTURING--0.9%
--------------------------------------------------------------------------------
American Standard*                      205,200      7,984
                                                 ---------
Total Hvac & commercial refrigeration
    equipment manufacturing                          7,984
                                                 ---------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.2%
--------------------------------------------------------------------------------
Lam Research*                           479,295     10,487
                                                 ---------
Total Industrial machinery
    manufacturing                                   10,487
                                                 ---------

--------------------------------------------------------------------------------
INFORMATION SERVICES--4.1%
--------------------------------------------------------------------------------
CNET Networks*                          965,820      8,837
Infospace*                               97,230      4,608
Juniper Networks*                       783,096     18,481
RSA Security*                           176,550      3,407
                                                 ---------
Total Information services                          35,333
                                                 ---------


24 TURNER FUNDS 2004 ANNUAL REPORT

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
INSURANCE CARRIERS--2.6%
--------------------------------------------------------------------------------
Anthem*                                 150,330  $  13,116
MGIC Investment                          60,290      4,013
Pacificare Health Systems*              150,030      5,506
                                                 ---------
Total Insurance carriers                            22,635
                                                 ---------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.2%
--------------------------------------------------------------------------------
Yum! Brands                             258,610     10,515
                                                 ---------
Total Limited-service eating places                 10,515
                                                 ---------

--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
     CONSULTING SERVICES--1.5%
--------------------------------------------------------------------------------
Monster Worldwide*                      523,055     12,888
                                                 ---------
Total Management, scientific &
    technical consulting services                   12,888
                                                 ---------

--------------------------------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--0.7%
--------------------------------------------------------------------------------
Laboratory Corp. of
    America Holdings*                   143,310      6,266
                                                 ---------
Total Medical & diagnostic laboratories              6,266
                                                 ---------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--4.2%
--------------------------------------------------------------------------------
Biomet                                  166,824      7,821
C.R. Bard                               246,660     13,968
Cooper                                   64,550      4,425
Inamed*                                 206,535      9,845
                                                 ---------
Total Medical equipment &
    supplies manufacturing                          36,059
                                                 ---------

--------------------------------------------------------------------------------
METAL ORE MINING--0.9%
--------------------------------------------------------------------------------
Phelps Dodge                             83,600      7,694
                                                 ---------
Total Metal ore mining                               7,694
                                                 ---------

--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--0.5%
--------------------------------------------------------------------------------
Transocean*                             128,910      4,612
                                                 ---------
Total Mining support activities                      4,612
                                                 ---------

--------------------------------------------------------------------------------
MISCELLANEOUS DURABLE GOODS WHOLESALE--0.7%
--------------------------------------------------------------------------------
Brunswick                               123,730      5,662
                                                 ---------
Total Miscellaneous durable
    goods wholesale                                  5,662
                                                 ---------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--3.3%
--------------------------------------------------------------------------------
Fisher Scientific International*        224,070  $  13,070
Tektronix#                              215,020      7,149
Waters*                                 190,040      8,381
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing               28,600
                                                 ---------

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--0.3%
--------------------------------------------------------------------------------
Doral Financial                          70,580      2,927
                                                 ---------
Total Nondepository
    credit intermediation                            2,927
                                                 ---------

--------------------------------------------------------------------------------
NURSING CARE FACILITIES--0.5%
--------------------------------------------------------------------------------
Manor Care                              150,920      4,522
                                                 ---------
Total Nursing care facilities                        4,522
                                                 ---------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--1.7%
--------------------------------------------------------------------------------
Range Resources                         327,600      5,730
XTO Energy                              260,980      8,476
                                                 ---------
Total Oil & gas extraction                          14,206
                                                 ---------

--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--3.2%
--------------------------------------------------------------------------------
Affiliated Managers Group*#             136,920      7,331
Investors Financial Services#           184,478      8,325
T. Rowe Price Group#                    235,170     11,980
                                                 ---------
Total Other financial
    investment activities                           27,636
                                                 ---------

--------------------------------------------------------------------------------
OTHER FOOD MANUFACTURING--0.7%
--------------------------------------------------------------------------------
McCormick                               175,870      6,039
                                                 ---------
Total Other food manufacturing                       6,039
                                                 ---------

--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--1.6%
--------------------------------------------------------------------------------
Eaton                                   112,270      7,119
Rockwell Automation                     162,240      6,279
                                                 ---------
Total Other general purpose
    machinery manufacturing                         13,398
                                                 ---------


                                              TURNER FUNDS 2004 ANNUAL REPORT 25

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--0.6%
--------------------------------------------------------------------------------
Host Marriott*                          343,460  $   4,819
                                                 ---------
Total Other investment pools & funds                 4,819
                                                 ---------

--------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT
    MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Coach*                                  271,610     11,522
                                                 ---------
Total Other leather & allied
    product manufacturing                           11,522
                                                 ---------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Scientific Games, Cl A*                 188,150      3,594
WMS Industries*#                        214,150      5,501
                                                 ---------
Total Other miscellaneous
    manufacturing                                    9,095
                                                 ---------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--4.6%
--------------------------------------------------------------------------------
Elan ADR*                               267,440      6,258
IVAX*                                   234,025      4,482
MGI Pharma*                             215,520      5,752
Neurocrine Biosciences*#                141,537      6,675
OSI Pharmaceuticals*                    147,760      9,081
Sepracor*                               141,540      6,904
                                                 ---------
Total Pharmaceutical &
    medicine manufacturing                          39,152
                                                 ---------

--------------------------------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--0.4%
--------------------------------------------------------------------------------
Western Gas Resources                   105,450      3,015
                                                 ---------
Total Pipeline transportation
    of natural gas                                   3,015
                                                 ---------

--------------------------------------------------------------------------------
PRIMARY METAL MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Allegheny Technologies                  347,240      6,337
                                                 ---------
Total Primary metal manufacturing                    6,337
                                                 ---------

--------------------------------------------------------------------------------
PROFESSIONAL & COMMERCIAL
    EQUIPMENT & SUPPLY WHOLESALE--0.8%
--------------------------------------------------------------------------------
Patterson*                               86,200      6,599
                                                 ---------
Total Professional & commercial
    equipment & supply wholesale                     6,599
                                                 ---------



                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
RESIDENTIAL BUILDING CONSTRUCTION--1.2%
--------------------------------------------------------------------------------
DR Horton                               223,060  $   7,386
Ryland Group                             32,660      3,026
                                                 ---------
Total Residential building construction             10,412
                                                 ---------

--------------------------------------------------------------------------------
RESIN, SYNTHETIC RUBBER, ARTIFICIAL &
    SYNTHETIC FIBERS MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Eastman Chemical                         81,460      3,873
                                                 ---------
Total Resin, synthetic rubber, artificial &
    synthetic fibers manufacturing                   3,873
                                                 ---------

--------------------------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--1.0%
--------------------------------------------------------------------------------
Southwest Airlines                      606,690      8,263
                                                 ---------
Total Scheduled air transportation                   8,263
                                                 ---------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.2%
--------------------------------------------------------------------------------
Charles River Laboratories
    International*                      194,500      8,908
Gen-Probe*                              251,239     10,017
                                                 ---------
Total Scientific r&d services                       18,925
                                                 ---------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--1.6%
--------------------------------------------------------------------------------
Bear Stearns                             59,360      5,708
E*Trade Financial*                      711,890      8,130
                                                 ---------
Total Security & commodity
    contracts intermediation & brokerage            13,838
                                                 ---------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--5.1%
--------------------------------------------------------------------------------
Benchmark Electronics*                  165,040      4,918
Cymer*                                  148,530      4,257
JDS Uniphase*                         1,561,230      5,261
Marvell Technology Group*#              343,190      8,968
National Semiconductor*                 218,600      3,386
PMC-- Sierra*#                          757,334      6,672
Sanmina-SCI*                            609,177      4,295
Silicon Laboratories*#                  192,270      6,362
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                         44,119
                                                 ---------


26 TURNER FUNDS 2004 ANNUAL REPORT

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Clorox                                  142,220 $    7,580
                                                ----------
Total Soap, cleaners & toilet
    preparation manufacturing                        7,580
                                                ----------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--5.2%
--------------------------------------------------------------------------------
Akamai Technologies*#                   389,130      5,467
Citrix Systems*                         358,040      6,273
F5 Networks*                            269,820      8,219
Take-Two Interactive Software*#         160,230      5,263
TIBCO Software*                         708,111      6,026
VeriSign*#                              693,540     13,788
                                                ----------
Total Software publishers                           45,036
                                                ----------

--------------------------------------------------------------------------------
SPECIALIZED DESIGN SERVICES--0.7%
--------------------------------------------------------------------------------
Avaya*                                  457,150      6,373
                                                ----------
Total Specialized design services                    6,373
                                                ----------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--0.7%
--------------------------------------------------------------------------------
NII Holdings*#                          139,420      5,746
                                                ----------
Total Telecommunications                             5,746
                                                ----------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--5.4%
--------------------------------------------------------------------------------
Aztar*                                   76,900      2,038
Marriott International, Cl A            267,280     13,888
MGM Mirage*                             115,990      5,759
Starwood Hotels & Resorts
    Worldwide                           138,490      6,428
Station Casinos                         217,800     10,681
Wynn Resorts*#                          149,930      7,750
                                                ----------
Total Traveler accommodation                        46,544
                                                ----------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $764,971)                                864,284
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--5.4%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio (1)            45,808,600     45,809
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $45,809)                                  45,809
--------------------------------------------------------------------------------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT--0.1%
--------------------------------------------------------------------------------
Blackrock TempCash Fund,
    Institutional Shares              1,249,467 $    1,249
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $1,249)                                    1,249
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--106.1%
    (COST $812,029)                                911,342
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--(6.1)%
--------------------------------------------------------------------------------
Obligation to return securities
    lending collateral                             (45,809)
Payable due to investment adviser                     (523)
Payable due to administrator                          (105)
Other assets and liabilities, net                   (5,611)
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                 (52,048)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS--100.0%                              $  859,294
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 40,872,272 outstanding shares
    of beneficial interest                      $1,371,986
Portfolio capital of Class II Shares
    (unlimited authorization -- no par value)
    based on 67,413 outstanding shares
    of beneficial interest                           1,390
Accumulated net realized loss
    on investments                                (613,395)
Net unrealized appreciation
    on investments                                  99,313
--------------------------------------------------------------------------------
NET ASSETS                                      $  859,294
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $20.99
    ($857,899,462 / 40,872,272 SHARES)
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES                $20.69
    ($1,394,785 / 67,413 SHARES)
--------------------------------------------------------------------------------

*   Non-income producing security
# Security fully or partially on loan at September 30, 2004 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at September 30, 2004, was $44,342,279.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV.
ADR - American depositary receipt
Cl - Class

The accompanying notes are an integral part of the financial statements.


                                              TURNER FUNDS 2004 ANNUAL REPORT 27

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND
September 30, 2004


--------------------------------------------------------------------------------
COMMON STOCK--94.6%
--------------------------------------------------------------------------------
ACCOUNTING/TAX PREPARATION/BOOKKEEPING/
    PAYROLL SERVICES--0.5%
--------------------------------------------------------------------------------
Jackson Hewitt Tax Service*              61,540   $  1,245
                                                 ---------
Total Accounting/tax preparation/
    bookkeeping/payroll services                     1,245
                                                 ---------

--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--0.7%
--------------------------------------------------------------------------------
aQuantive*                              180,930      1,746
                                                 ---------
Total Advertising & related services                 1,746
                                                 ---------

--------------------------------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--0.6%
--------------------------------------------------------------------------------
USI Holdings*                           102,740      1,402
                                                 ---------
Total Agencies & other insurance
    related activities                               1,402
                                                 ---------

--------------------------------------------------------------------------------
ALUMINA & ALUMINUM
    PRODUCTION & PROCESSING--0.8%
--------------------------------------------------------------------------------
Century Aluminum*                        70,890      1,966
                                                 ---------
Total Alumina & aluminum
    production & processing                          1,966
                                                 ---------

--------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--0.8%
--------------------------------------------------------------------------------
Airgas                                   78,100      1,880
                                                 ---------
Total Basic chemical manufacturing                   1,880
                                                 ---------

--------------------------------------------------------------------------------
CEMENT & CONCRETE PRODUCT
    MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Eagle Materials#                         21,730      1,549
                                                 ---------
Total Cement & concrete
    product manufacturing                            1,549
                                                 ---------

--------------------------------------------------------------------------------
CHEMICAL MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Georgia Gulf                             25,060      1,117
                                                 ---------
Total Chemical manufacturing                         1,117
                                                 ---------

--------------------------------------------------------------------------------
CLOTHING STORES--1.2%
--------------------------------------------------------------------------------
Aeropostale*                             44,100      1,155
Jos. A. Bank Clothiers*#                 61,231      1,695
                                                 ---------
Total Clothing stores                                2,850
                                                 ---------



                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--0.6%
--------------------------------------------------------------------------------
Applied Signal Technology#               46,637  $   1,492
                                                 ---------
Total Commercial/industrial
    equipment rental & leasing                       1,492
                                                 ---------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--2.3%
--------------------------------------------------------------------------------
Powerwave Technologies*#                364,830      2,247
Trimble Navigation*                      98,780      3,122
                                                 ---------
Total Communications
    equipment manufacturing                          5,369
                                                 ---------

--------------------------------------------------------------------------------
COMMUNITY CARE FACILITIES
    FOR THE ELDERLY--0.1%
--------------------------------------------------------------------------------
NeighborCare*                             9,710        246
                                                 ---------
Total Community care facilities
    for the elderly                                    246
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--4.2%
--------------------------------------------------------------------------------
Avid Technology*                         49,880      2,338
Digital River*#                          77,775      2,316
Epicor Software*                        136,690      1,644
Sapient*                                223,050      1,702
Witness Systems*                        117,240      1,884
                                                 ---------
Total Computer systems design &
    related services                                 9,884
                                                 ---------

--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--1.0%
--------------------------------------------------------------------------------
Global Payments                          46,490      2,489
                                                 ---------
Total Data processing services                       2,489
                                                 ---------

--------------------------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES
    WATER TRANSPORTATION--0.8%
--------------------------------------------------------------------------------
General Maritime*                        57,820      2,014
                                                 ---------
Total Deep sea, coastal & great lakes
    water transportation                             2,014
                                                 ---------

--------------------------------------------------------------------------------
DEPARTMENT STORES--0.8%
--------------------------------------------------------------------------------
Stein Mart*                             122,970      1,872
                                                 ---------
Total Department stores                              1,872
                                                 ---------


28 TURNER FUNDS 2004 ANNUAL REPORT

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--4.5%
--------------------------------------------------------------------------------
Bank of the Ozarks#                      31,741  $     944
Bankunited Financial, Cl A*#             65,760      1,917
Boston Private
    Financial Holdings#                  66,180      1,652
East-West Bancorp                        89,592      3,009
Southwest Bancorp of Texas               64,130      1,292
Wintrust Financial                       30,680      1,757
                                                 ---------
Total Depository credit
    intermediation                                  10,571
                                                 ---------

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Littelfuse*#                             37,320      1,289
                                                 ---------
Total Electrical equipment
    manufacturing                                    1,289
                                                 ---------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--1.8%
--------------------------------------------------------------------------------
Coldwater Creek*#                       122,675      2,560
Overstock.com*#                          47,140      1,732
                                                 ---------
Total Electronic shopping &
    mail-order houses                                4,292
                                                 ---------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--2.0%
--------------------------------------------------------------------------------
Hughes Supply                            58,480      1,759
Insight Enterprises*                     95,590      1,610
Navarre*#                                97,340      1,410
                                                 ---------
Total Electronics & appliance stores                 4,779
                                                 ---------

--------------------------------------------------------------------------------
EMPLOYMENT SERVICES--0.7%
--------------------------------------------------------------------------------
MPS Group*                              192,210      1,616
                                                 ---------
Total Employment services                            1,616
                                                 ---------

--------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--1.5%
--------------------------------------------------------------------------------
PF Chang's China Bistro*#                48,270      2,341
Rare Hospitality International*          44,090      1,175
                                                 ---------
Total Full-service restaurants                       3,516
                                                 ---------

--------------------------------------------------------------------------------
GENERAL FREIGHT TRUCKING--0.4%
--------------------------------------------------------------------------------
Landstar System*                         16,560        972
                                                 ---------
Total General freight trucking                         972
                                                 ---------



                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--0.8%
--------------------------------------------------------------------------------
American Healthways*                     62,460  $   1,818
                                                 ---------
Total General medical &
    surgical hospitals                               1,818
                                                 ---------

--------------------------------------------------------------------------------
GROCERY & RELATED PRODUCT WHOLESALERS--0.3%
--------------------------------------------------------------------------------
United Natural Foods*                    30,750        818
                                                 ---------
Total Grocery & related
    product wholesalers                                818
                                                 ---------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--0.4%
--------------------------------------------------------------------------------
Varian Semiconductor
    Equipment Associates*#               30,280        936
                                                 ---------
Total Industrial machinery
    manufacturing                                      936
                                                 ---------

--------------------------------------------------------------------------------
INFORMATION SERVICES--4.1%
--------------------------------------------------------------------------------
CNET Networks*                          208,950      1,912
Infospace*                               32,360      1,534
iVillage*                               292,524      1,755
Opsware*#                               212,890      1,194
RSA Security*#                           89,390      1,725
Websense*                                37,740      1,573
                                                 ---------
Total Information services                           9,693
                                                 ---------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--2.5%
--------------------------------------------------------------------------------
Bristol West Holdings*                   80,370      1,378
Direct General*#                         41,670      1,205
Platinum Underwriters Holdings           47,460      1,390
Selective Insurance Group                51,840      1,928
                                                 ---------
Total Insurance carriers                             5,901
                                                 ---------

--------------------------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--0.9%
--------------------------------------------------------------------------------
Cogent*                                  49,950        910
Identix*                                185,450      1,235
                                                 ---------
Total Investigation & security services              2,145
                                                 ---------

--------------------------------------------------------------------------------
LAWN & GARDEN EQUIPMENT &
    SUPPLIES STORES--0.6%
--------------------------------------------------------------------------------
Tractor Supply*                          45,500      1,430
                                                 ---------
Total Lawn & garden equipment &
    supplies stores                                  1,430
                                                 ---------


                                              TURNER FUNDS 2004 ANNUAL REPORT 29

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--3.1%
--------------------------------------------------------------------------------
DiamondCluster International*           174,340  $   2,127
Korn/Ferry International*                86,320      1,573
Navigant Consulting*#                   106,540      2,340
Resources Connection*#                   32,960      1,245
                                                 ---------
Total Management, scientific &
    technical consulting services                    7,285
                                                 ---------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--4.0%
--------------------------------------------------------------------------------
Advanced Medical Optics*#                77,030      3,048
Align Technology*                        17,565        268
Armor Holdings*                          36,980      1,539
Inamed*                                  35,525      1,694
Resmed*                                  62,590      2,980
                                                 ---------
Total Medical equipment &
    supplies manufacturing                           9,529
                                                 ---------

--------------------------------------------------------------------------------
METAL ORE MINING--0.4%
--------------------------------------------------------------------------------
Pan American Silver Corp*                57,235        981
                                                 ---------
Total Metal ore mining                                 981
                                                 ---------

--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--0.9%
--------------------------------------------------------------------------------
Core Laboratories*                       83,180      2,045
                                                 ---------
Total Mining support activities                      2,045
                                                 ---------

--------------------------------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--1.2%
--------------------------------------------------------------------------------
Lions Gate Entertainment*               181,270      1,577
Macrovision*#                            56,640      1,364
                                                 ---------
Total Motion picture & video industries              2,941
                                                 ---------

--------------------------------------------------------------------------------
MOTOR VEHICLE BODY & TRAILER
    MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Wabash National*#                        54,100      1,486
Winnebago Industries#                    32,580      1,129
                                                 ---------
Total Motor vehicle body &
    trailer manufacturing                            2,615
                                                 ---------

--------------------------------------------------------------------------------
NATURAL GAS DISTRIBUTION--1.0%
--------------------------------------------------------------------------------
Quicksilver Resources*#                  69,060      2,256
                                                 ---------
Total Natural gas distribution                       2,256
                                                 ---------



                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--3.8%
--------------------------------------------------------------------------------
Cognex                                   54,800  $   1,436
Given Imaging*#                          38,260      1,471
Mine Safety Appliances                   40,950      1,667
Roper Industries                         40,220      2,311
Varian*                                  57,740      2,187
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                9,072
                                                 ---------

--------------------------------------------------------------------------------
NURSING CARE FACILITIES--1.6%
--------------------------------------------------------------------------------
Genesis HealthCare*                      73,305      2,229
Kindred Healthcare*                      68,100      1,662
                                                 ---------
Total Nursing care facilities                        3,891
                                                 ---------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--1.2%
--------------------------------------------------------------------------------
KCS Energy*                             120,650      1,678
Southwestern Energy*#                    28,680      1,204
                                                 ---------
Total Oil & gas extraction                           2,882
                                                 ---------

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--1.6%
--------------------------------------------------------------------------------
Artesyn Technologies*                    96,590        964
FuelCell Energy*#                       101,000      1,035
Rayovac*                                 68,260      1,799
                                                 ---------
Total Other electrical equipment &
    component manufacturing                          3,798
                                                 ---------

--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--0.8%
--------------------------------------------------------------------------------
Affiliated Managers Group*               37,525      2,009
                                                 ---------
Total Other financial
    investment activities                            2,009
                                                 ---------

--------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--0.7%
--------------------------------------------------------------------------------
Ventas                                   62,870      1,630
                                                 ---------
Total Other investment pools & funds                 1,630
                                                 ---------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.7%
--------------------------------------------------------------------------------
Multimedia Games*                        88,100      1,366
Nautilus Group#                          59,870      1,352
Scientific Games, Cl A*                 102,870      1,965
Shuffle Master*#                         43,730      1,638
                                                 ---------
Total Other miscellaneous
    manufacturing                                    6,321
                                                 ---------


30 TURNER FUNDS 2004 ANNUAL REPORT

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
OTHER NONMETALLIC MINERAL PRODUCT
    MANUFACTURING--0.8%
--------------------------------------------------------------------------------
CARBO Ceramics#                          25,700  $   1,854
                                                 ---------
Total Other nonmetallic mineral
    product manufacturing                            1,854
                                                 ---------

--------------------------------------------------------------------------------
OUTPATIENT CARE CENTERS--2.4%
--------------------------------------------------------------------------------
Select Medical                          179,620      2,412
Sierra Health Services*#                 68,810      3,298
                                                 ---------
Total Outpatient care centers                        5,710
                                                 ---------

--------------------------------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--1.6%
--------------------------------------------------------------------------------
Headwaters*#                             89,400      2,759
Holly                                    38,600        984
                                                 ---------
Total Petroleum & coal
    products manufacturing                           3,743
                                                 ---------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--6.5%
--------------------------------------------------------------------------------
Digene*                                  76,700      1,991
Immucor*                                140,625      3,480
Impax Laboratories*                     141,280      2,170
MGI Pharma*                             114,840      3,065
Pharmion*#                               34,850      1,802
Salix Pharmaceuticals*#                  59,625      1,283
USANA Health Sciences*#                  49,195      1,712
                                                 ---------
Total Pharmaceutical &
    medicine manufacturing                          15,503
                                                 ---------

--------------------------------------------------------------------------------
PRIMARY METAL MANUFACTURING--0.8%
--------------------------------------------------------------------------------
Allegheny Technologies                   99,380      1,814
                                                 ---------
Total Primary metal manufacturing                    1,814
                                                 ---------

--------------------------------------------------------------------------------
PROFESSIONAL & COMMERCIAL
    EQUIPMENT & SUPPLY WHOLESALE--1.2%
--------------------------------------------------------------------------------
Stamps.com*                              72,258        961
Synaptics*                               97,420      1,964
                                                 ---------
Total Professional & commercial
    equipment & supply wholesale                     2,925
                                                 ---------

--------------------------------------------------------------------------------
RESIDENTIAL BUILDING CONSTRUCTION--0.7%
--------------------------------------------------------------------------------
Ryland Group                             18,480      1,712
                                                 ---------
Total Residential building construction              1,712
                                                 ---------



                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--1.1%
--------------------------------------------------------------------------------
EGL*#                                    84,030  $   2,543
                                                 ---------
Total Scheduled air transportation                   2,543
                                                 ---------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.1%
--------------------------------------------------------------------------------
Martek Biosciences*#                     29,580      1,439
Nektar Therapeutics*                     86,620      1,254
                                                 ---------
Total Scientific r&d services                        2,693
                                                 ---------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--0.6%
--------------------------------------------------------------------------------
Jefferies Group#                         38,460      1,326
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                       1,326
                                                 ---------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--3.6%
--------------------------------------------------------------------------------
Benchmark Electronics*                   50,610      1,508
Cymer*                                   24,260        695
Microsemi*                              129,910      1,832
Semtech*                                 91,810      1,760
Silicon Image*                          128,130      1,620
Skyworks Solutions*                     119,360      1,134
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                          8,549
                                                 ---------

--------------------------------------------------------------------------------
SHOE STORES--1.0%
--------------------------------------------------------------------------------
Genesco*#                               101,000      2,378
                                                 ---------
Total Shoe stores                                    2,378
                                                 ---------

--------------------------------------------------------------------------------
SOCIAL ASSISTANCE--1.1%
--------------------------------------------------------------------------------
Magellan Health Services*                69,820      2,553
                                                 ---------
Total Social assistance                              2,553
                                                 ---------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--6.5%
--------------------------------------------------------------------------------
Advent Software*#                        85,580      1,440
Akamai Technologies*#                    81,350      1,143
Blackboard*#                             68,880      1,182
F5 Networks*                             83,630      2,547
Hyperion Solutions*                      47,790      1,624
SoftBrands*                               3,807          4
Take-Two Interactive Software*           65,920      2,166
TIBCO Software*                         313,330      2,667
Verint Systems*                          69,700      2,568
                                                 ---------
Total Software publishers                           15,341
                                                 ---------


                                              TURNER FUNDS 2004 ANNUAL REPORT 31

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM
    PURCHASED STEEL--1.0%
--------------------------------------------------------------------------------
Steel Dynamics#                          62,150  $   2,400
                                                 ---------
Total Steel product manufacturing
    from purchased steel                             2,400
                                                 ---------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--2.5%
--------------------------------------------------------------------------------
Commonwealth Telephone
    Enterprises*                         30,470      1,327
j2 Global Communications*#               39,790      1,257
SBA Communications, Cl A*               270,510      1,894
Sonus Networks*#                        270,720      1,524
                                                 ---------
Total Telecommunications                             6,002
                                                 ---------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--0.5%
--------------------------------------------------------------------------------
Aztar*                                   44,570      1,181
                                                 ---------
Total Traveler accommodation                         1,181
                                                 ---------

--------------------------------------------------------------------------------
WASTE COLLECTION--0.9%
--------------------------------------------------------------------------------
Waste Connections*#                      64,890      2,056
                                                 ---------
Total Waste collection                               2,056
                                                 ---------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $194,797)                                224,435
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--15.3%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio (1)            36,246,680     36,247
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $36,247)                                  36,247
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CASH EQUIVALENT--2.7%
--------------------------------------------------------------------------------
Blackrock TempCash Fund,
    Institutional Shares              6,305,050      6,305
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $6,305)                                    6,305
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--112.6%
    (COST $237,349)                                266,987
--------------------------------------------------------------------------------


                                                    Value
                                                    (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--(12.6)%
--------------------------------------------------------------------------------
Obligation to return securities
    lending collateral                           $ (36,247)
Payable for investment securities purchased         (3,564)
Payable due to investment adviser                     (145)
Payable due to administrator                           (28)
Other assets and liabilities, net                   10,210
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                 (29,774)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS--100.0%                               $ 237,213
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 11,123,467 outstanding shares
    of beneficial interest                       $ 361,066
Accumulated net realized loss
    on investments                                (153,491)
Net unrealized appreciation
    on investments                                  29,638
--------------------------------------------------------------------------------
NET ASSETS                                       $ 237,213
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $21.33
--------------------------------------------------------------------------------

*   Non-income producing security
# Security fully or partially on loan at September 30, 2004 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at September 30, 2004, was $34,984,578.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV.
Cl - Class

The accompanying notes are an integral part of the financial statements.


32 TURNER FUNDS 2004 ANNUAL REPORT

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND
September 30, 2004

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--93.1%
--------------------------------------------------------------------------------
ACTIVITIES RELATED TO CREDIT
    INTERMEDIATION--0.8%
--------------------------------------------------------------------------------
ACE Cash Express*#                      119,130  $   3,102
                                                 ---------
Total Activities related to
    credit intermediation                            3,102
                                                 ---------

--------------------------------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--1.5%
--------------------------------------------------------------------------------
HealthExtras*#                           84,145      1,173
LabOne*#                                145,280      4,247
                                                 ---------
Total Agencies & other insurance
    related activities                               5,420
                                                 ---------

--------------------------------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION &
    PROCESSING--1.0%
--------------------------------------------------------------------------------
Century Aluminum*#                      133,650      3,706
                                                 ---------
Total Alumina & aluminum
    production & processing                          3,706
                                                 ---------

--------------------------------------------------------------------------------
ARCHITECTURAL, ENGINEERING &
    RELATED SERVICES--0.9%
--------------------------------------------------------------------------------
MTC Technologies*                       115,650      3,195
                                                 ---------
Total Architectural, engineering &
    related services                                 3,195
                                                 ---------

--------------------------------------------------------------------------------
AUTOMOTIVE EQUIPMENT RENTAL & LEASING--0.9%
--------------------------------------------------------------------------------
Dollar Thrifty Automotive
    Group*#                             128,570      3,128
                                                 ---------
Total Automotive equipment
    rental & leasing                                 3,128
                                                 ---------

--------------------------------------------------------------------------------
AUTOMOTIVE PARTS, ACCESSORIES &
    TIRE STORES--0.9%
--------------------------------------------------------------------------------
MarineMax*                              140,230      3,158
                                                 ---------
Total Automotive parts,
    accessories & tire stores                        3,158
                                                 ---------

--------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.0%
--------------------------------------------------------------------------------
Tetra Technologies*#                    111,910      3,475
                                                 ---------
Total Basic chemical manufacturing                   3,475
                                                 ---------



                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
BEER/WINE/DISTILLED ALCOHOLIC
    BEVERAGE WHOLESALE--0.5%
--------------------------------------------------------------------------------
Central European Distribution*#          78,305  $   1,749
                                                 ---------
Total Beer/wine/distilled alcoholic
    beverage wholesale                               1,749
                                                 ---------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--0.4%
--------------------------------------------------------------------------------
Hansen Natural*#                         64,140      1,547
                                                 ---------
Total Beverage manufacturing                         1,547
                                                 ---------

--------------------------------------------------------------------------------
BUSINESS SUPPORT SERVICES--0.1%
--------------------------------------------------------------------------------
Startek#                                 13,770        432
                                                 ---------
Total Business support services                        432
                                                 ---------

--------------------------------------------------------------------------------
CLOTHING STORES--0.4%
--------------------------------------------------------------------------------
Casual Male Retail Group*#              288,670      1,513
                                                 ---------
Total Clothing stores                                1,513
                                                 ---------

--------------------------------------------------------------------------------
COAL MINING--0.7%
--------------------------------------------------------------------------------
Penn Virginia#                           60,950      2,413
                                                 ---------
Total Coal mining                                    2,413
                                                 ---------

--------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--1.1%
--------------------------------------------------------------------------------
Audiocodes*#                            168,060      2,116
Ditech Communications*#                  80,660      1,806
                                                 ---------
Total Commercial/industrial
    equipment rental & leasing                       3,922
                                                 ---------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Comtech Telecommunications*              90,770      2,460
                                                 ---------
Total Communications
    equipment manufacturing                          2,460
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Metrologic Instruments*#                201,840      3,199
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                          3,199
                                                 ---------



                                              TURNER FUNDS 2004 ANNUAL REPORT 33

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--4.6%
--------------------------------------------------------------------------------
Covansys*                               346,650  $   4,000
Kanbay International*#                  211,850      4,504
Lipman Electronic Engineering#          108,140      2,542
Quality Systems*                         42,780      2,161
Sapient*#                               481,100      3,671
                                                 ---------
Total Computer systems design &
    related services                                16,878
                                                 ---------

--------------------------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--2.2%
--------------------------------------------------------------------------------
Oxford Industries#                      214,450      7,988
                                                 ---------
Total Cut & sew apparel
    manufacturing                                    7,988
                                                 ---------

--------------------------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES
    WATER TRANSPORTATION--1.0%
--------------------------------------------------------------------------------
General Maritime*#                      108,310      3,772
                                                 ---------
Total Deep sea, coastal & great lakes
    water transportation                             3,772
                                                 ---------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--6.9%
--------------------------------------------------------------------------------
BankAtlantic Bancorp, Cl A              260,700      4,776
Bankunited Financial, Cl A*#             90,370      2,634
Boston Private Financial Holdings#       97,240      2,427
Commercial Capital Bancorp*#            129,996      2,950
FirstFed Financial*#                     61,740      3,018
Hanmi Financial#                         84,460      2,551
IBERIABANK#                              45,250      2,612
Nara Bancorp#                            91,370      1,841
PFF Bancorp#                             67,368      2,578
                                                 ---------
Total Depository credit
    intermediation                                  25,387
                                                 ---------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING &
    MAIL-ORDER HOUSES--0.3%
--------------------------------------------------------------------------------
Gander Mountain*#                        45,920        919
                                                 ---------
Total Electronic shopping &
    mail-order houses                                  919
                                                 ---------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--0.8%
--------------------------------------------------------------------------------
Navarre*#                               210,150      3,045
                                                 ---------
Total Electronics & appliance stores                 3,045
                                                 ---------




                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
EMPLOYMENT SERVICES--0.6%
--------------------------------------------------------------------------------
Heidrick & Struggles International*      76,120  $   2,194
                                                 ---------
Total Employment services                            2,194
                                                 ---------

--------------------------------------------------------------------------------
FOOTWEAR MANUFACTURING--1.2%
--------------------------------------------------------------------------------
Deckers Outdoor*#                       127,520      4,336
                                                 ---------
Total Footwear manufacturing                         4,336
                                                 ---------

--------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--0.7%
--------------------------------------------------------------------------------
Dave & Buster's*#                       143,940      2,732
                                                 ---------
Total Full-service restaurants                       2,732
                                                 ---------

--------------------------------------------------------------------------------
HOME HEALTH CARE SERVICES--2.3%
--------------------------------------------------------------------------------
Amedisys*#                              145,857      4,369
Intuitive Surgical*#                    170,999      4,232
                                                 ---------
Total Home health care services                      8,601
                                                 ---------

--------------------------------------------------------------------------------
HOUSEHOLD APPLIANCE MANUFACTURING--0.8%
--------------------------------------------------------------------------------
Middleby#                                53,390      2,811
                                                 ---------
Total Household appliance
    manufacturing                                    2,811
                                                 ---------

--------------------------------------------------------------------------------
INFORMATION SERVICES--0.7%
--------------------------------------------------------------------------------
SupportSoft*#                           265,178      2,583
                                                 ---------
Total Information services                           2,583
                                                 ---------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--4.4%
--------------------------------------------------------------------------------
American Physicians Capital*             71,490      2,189
ProAssurance*#                           96,210      3,369
Triad Guaranty*#                         69,480      3,855
United Fire & Casualty#                  42,680      2,447
Universal American Financial*           221,110      2,859
WellCare Health Plans*#                  76,460      1,449
                                                 ---------
Total Insurance carriers                            16,168
                                                 ---------

--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--4.4%
--------------------------------------------------------------------------------
Charles River Associates*#              136,180      5,214
DiamondCluster International*#          284,320      3,469
HUB Group, Cl A*                         79,591      2,965
Navigant Consulting*#                   201,420      4,423
                                                 ---------
Total Management, scientific &
    technical consulting services                   16,071
                                                 ---------


34  TURNER FUNDS 2004 ANNUAL REPORT

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--0.7%
--------------------------------------------------------------------------------
Bio-Reference Labs*                     177,570  $   2,475
                                                 ---------
Total Medical & diagnostic
    laboratories                                     2,475
                                                 ---------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--1.0%
--------------------------------------------------------------------------------
Align Technology*                       124,450      1,901
Arthrocare*                              62,610      1,834
                                                 ---------
Total Medical equipment &
    supplies manufacturing                           3,735
                                                 ---------

--------------------------------------------------------------------------------
METAL ORE MINING--1.8%
--------------------------------------------------------------------------------
Cleveland-Cliffs*#                       82,100      6,639
                                                 ---------
Total Metal ore mining                               6,639
                                                 ---------

--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--0.9%
--------------------------------------------------------------------------------
Oceaneering International*#              91,910      3,386
                                                 ---------
Total Mining support activities                      3,386
                                                 ---------

--------------------------------------------------------------------------------
MISCELLANEOUS NONDURABLE
    GOODS WHOLESALE--0.5%
--------------------------------------------------------------------------------
Central Garden and Pet*#                 54,630      1,673
                                                 ---------
Total Miscellaneous nondurable
    goods wholesale                                  1,673
                                                 ---------

--------------------------------------------------------------------------------
MOTOR VEHICLE BODY & TRAILER
    MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Wabash National*#                       140,010      3,846
                                                 ---------
Total Motor vehicle body &
    trailer manufacturing                            3,846
                                                 ---------

--------------------------------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--0.3%
--------------------------------------------------------------------------------
Rush Enterprises, Cl A*                 109,000      1,194
                                                 ---------
Total Motor vehicle manufacturing                    1,194
                                                 ---------

--------------------------------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--1.9%
--------------------------------------------------------------------------------
ESCO Technologies*#                     103,590      7,019
                                                 ---------
Total Motor vehicle parts
    manufacturing                                    7,019
                                                 ---------




                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--3.2%
--------------------------------------------------------------------------------
Biosite*#                                78,440  $   3,840
Credence Systems*#                      316,240      2,277
EDO#                                    130,100      3,610
Herley Industries*#                      71,970      1,345
LeCroy*                                  49,110        821
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing               11,893
                                                 ---------

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--3.0%
--------------------------------------------------------------------------------
Advanta, Cl B#                           59,907      1,449
Cash America International              178,480      4,366
Metris*#                                394,820      3,861
United PanAm Financial*                  83,030      1,495
                                                 ---------
Total Nondepository credit
    intermediation                                  11,171
                                                 ---------

--------------------------------------------------------------------------------
NONFERROUS PRODUCTION & PROCESSING--0.8%
--------------------------------------------------------------------------------
Intermagnetics General*                 131,460      3,043
                                                 ---------
Total Nonferrous
    production & processing                          3,043
                                                 ---------

--------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--0.5%
--------------------------------------------------------------------------------
Symbion*#                               120,722      1,944
                                                 ---------
Total Offices of physicians                          1,944
                                                 ---------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--7.7%
--------------------------------------------------------------------------------
Brigham Exploration*                    416,480      3,915
Comstock Resources*                     289,100      6,048
KCS Energy*#                            188,030      2,615
Petroleum Development*#                 208,990      9,158
Southwestern Energy*#                    83,120      3,490
Swift Energy*#                          124,030      2,972
                                                 ---------
Total Oil & gas extraction                          28,198
                                                 ---------

--------------------------------------------------------------------------------
OTHER FABRICATED METAL PRODUCT
    MANUFACTURING--0.3%
--------------------------------------------------------------------------------
Metals USA*                              63,830      1,132
                                                 ---------
Total Other fabricated metal
    product manufacturing                            1,132
                                                 ---------


                                              TURNER FUNDS 2004 ANNUAL REPORT 35

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--1.2%
--------------------------------------------------------------------------------
JLG Industries#                         258,900  $   4,350
                                                 ---------
Total Other general purpose
    machinery manufacturing                          4,350
                                                 ---------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.1%
--------------------------------------------------------------------------------
Multimedia Games*#                      117,970      1,829
Shuffle Master*#                         74,930      2,807
WMS Industries*#                        118,580      3,046
                                                 ---------
Total Other miscellaneous
    manufacturing                                    7,682
                                                 ---------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS STORE RETAILERS--0.6%
--------------------------------------------------------------------------------
Brookstone*#                            108,540      2,050
                                                 ---------
Total Other miscellaneous
    store retailers                                  2,050
                                                 ---------

--------------------------------------------------------------------------------
OTHER NONMETALLIC MINERAL
    PRODUCT MANUFACTURING--0.4%
--------------------------------------------------------------------------------
Brush Engineered Materials*              78,430      1,624
                                                 ---------
Total Other nonmetallic mineral
    product manufacturing                            1,624
                                                 ---------

--------------------------------------------------------------------------------
PESTICIDE, FERTILIZER & OTHER AGRICULTURE
    CHEMICAL MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Terra Industries*                       303,280      2,626
                                                 ---------
Total Pesticide, fertilizer & other
    agriculture chemical manufacturing               2,626
                                                 ---------

--------------------------------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--1.0%
--------------------------------------------------------------------------------
Elk#                                    129,340      3,591
                                                 ---------
Total Petroleum & coal
    products manufacturing                           3,591
                                                 ---------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--4.7%
--------------------------------------------------------------------------------
Able Laboratories*#                     102,720      1,968
Bone Care International*                164,240      3,991
Cypress Bioscience*                     192,610      2,248
First Horizon Pharmaceutical*#          151,290      3,027
Noven Pharmaceuticals*#                  91,952      1,916




                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
Penwest Pharmaceuticals*#               131,690  $   1,487
Salix Pharmaceuticals*#                 115,353      2,483
                                                 ---------
Total Pharmaceutical &
    medicine manufacturing                          17,120
                                                 ---------

--------------------------------------------------------------------------------
PLASTICS PRODUCT MANUFACTURING--1.4%
--------------------------------------------------------------------------------
Jarden*#                                143,015      5,219
                                                 ---------
Total Plastics product manufacturing                 5,219
                                                 ---------

--------------------------------------------------------------------------------
PLUMBING, HEATING & AIR CONDITIONING
     CONTRACTOR--1.1%
--------------------------------------------------------------------------------
Chemed                                   73,230      4,082
                                                 ---------
Total Plumbing, heating &
    air conditioning contractor                      4,082
                                                 ---------

--------------------------------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT &
    SUPPLY WHOLESALE--1.3%
--------------------------------------------------------------------------------
Mobility Electronics*#                  334,240      2,754
Neoware Systems*#                       124,817      1,036
Synaptics*                               54,080      1,090
                                                 ---------
Total Professional & commercial
    equipment & supply wholesale                     4,880
                                                 ---------

--------------------------------------------------------------------------------
RAIL TRANSPORTATION--1.0%
--------------------------------------------------------------------------------
Genesee & Wyoming, Cl A*                150,177      3,803
                                                 ---------
Total Rail transportation                            3,803
                                                 ---------

--------------------------------------------------------------------------------
RAILROAD ROLLING STOCK MANUFACTURING--0.4%
--------------------------------------------------------------------------------
Greenbrier*                              63,500      1,524
                                                 ---------
Total Railroad rolling
    stock manufacturing                              1,524
                                                 ---------

--------------------------------------------------------------------------------
REMEDIATION & OTHER WASTE
    MANAGEMENT SERVICES--1.2%
--------------------------------------------------------------------------------
Metal Management*#                      234,810      4,269
                                                 ---------
Total Remediation & other waste
    management services                              4,269
                                                 ---------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.0%
--------------------------------------------------------------------------------
Anika Therapeutics*                      80,740      1,114
Encysive Pharmaceuticals*#              274,825      2,482
GTX*#                                    53,150        620
NitroMed*#                              132,340      3,155
                                                 ---------
Total Scientific r&d services                        7,371
                                                 ---------



36 TURNER FUNDS 2004 ANNUAL REPORT

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--1.4%
--------------------------------------------------------------------------------
Aeroflex*#                              253,190  $   2,676
Diodes*#                                 89,910      2,316
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                          4,992
                                                 ---------

--------------------------------------------------------------------------------
SHOE STORES--1.5%*
--------------------------------------------------------------------------------
Genesco*#                               225,360      5,307
                                                 ---------
Total Shoe stores                                    5,307
                                                 ---------

--------------------------------------------------------------------------------
SOCIAL ASSISTANCE--0.8%
--------------------------------------------------------------------------------
Providence Service*#                    151,020      2,925
                                                 ---------
Total Social assistance                              2,925
                                                 ---------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--0.8%
--------------------------------------------------------------------------------
Ansys*#                                  42,900      2,134
Progress Software*                       47,960        954
                                                 ---------
Total Software publishers                            3,088
                                                 ---------

--------------------------------------------------------------------------------
STEEL PRODUCT MANUFACTURING
    FROM PURCHASED STEEL--1.2%
--------------------------------------------------------------------------------
NS Group*                               235,500      4,357
                                                 ---------
Total Steel product manufacturing
    from purchased steel                             4,357
                                                 ---------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--0.7%
--------------------------------------------------------------------------------
PTEK Holdings*                          314,200      2,693
                                                 ---------
Total Telecommunications                             2,693
                                                 ---------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--0.5%
--------------------------------------------------------------------------------
MTR Gaming Group*#                      214,870      2,003
                                                 ---------
Total Traveler accommodation                         2,003
                                                 ---------

--------------------------------------------------------------------------------
WASTE TREATMENT & DISPOSAL--0.5%
--------------------------------------------------------------------------------
Casella Waste Systems, Cl A*#           162,779      1,927
                                                 ---------
Total Waste treatment & disposal                     1,927
                                                 ---------

--------------------------------------------------------------------------------
WATER, SEWAGE & OTHER SYSTEMS--0.2%
--------------------------------------------------------------------------------
Artesian Resources, Cl A                 28,197        766
                                                 ---------
Total Water, sewage & other systems                    766
                                                 ---------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $270,956)                                341,501
--------------------------------------------------------------------------------



                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--40.4%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio (1)           148,049,190  $ 148,049
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $148,049)                                148,049
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CASH EQUIVALENTS--10.5%
--------------------------------------------------------------------------------
Blackrock TempCash Fund,
    Institutional Shares             18,100,711     18,101
PNC Bank Money Market Fund           20,505,175     20,505
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
    (COST $38,606)                                  38,606
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--144.0%
    (COST $457,611)                                528,156
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--(44.0)%
--------------------------------------------------------------------------------
Obligation to return securities
    lending collateral                            (148,049)
Payable due to investment adviser                     (277)
Payable due to administrator                           (44)
Other assets and liabilities, net                  (13,094)
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                (161,464)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS--100.0%                               $ 366,692
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 7,331,555 outstanding shares
    of beneficial interest                       $ 257,343
Accumulated net investment loss                         (1)
Accumulated net realized gain
    on investments                                  38,805
Net unrealized appreciation
    on investments                                  70,545
--------------------------------------------------------------------------------
NET ASSETS                                       $ 366,692
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $50.02
--------------------------------------------------------------------------------

*   Non-income producing security
# Security fully or partially on loan at September 30, 2004 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at September 30, 2004, was $143,639,189.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV.
Cl - Class

The accompanying notes are an integral part of the financial statements.


                                              TURNER FUNDS 2004 ANNUAL REPORT 37

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP EQUITY FUND
September 30, 2004

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--94.7%
--------------------------------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--0.6%
--------------------------------------------------------------------------------
LabOne*                                   5,848  $     171
                                                 ---------
Total Agencies & other insurance
    related activities                                 171
                                                 ---------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--4.5%
--------------------------------------------------------------------------------
Joy Global                               11,820        406
Lone Star Technologies*                  12,423        470
Terex*                                   10,259        445
                                                 ---------
Total Agriculture, construction &
    mining machinery manufacturing                   1,321
                                                 ---------

--------------------------------------------------------------------------------
ARCHITECTURAL, ENGINEERING &
    RELATED SERVICES--1.3%
--------------------------------------------------------------------------------
Washington Group International*          10,855        376
                                                 ---------
Total Architectural, engineering &
    related services                                   376
                                                 ---------

--------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--2.5%
--------------------------------------------------------------------------------
FMC*                                      8,300        403
Minerals Technologies                     5,549        327
                                                 ---------
Total Basic chemical manufacturing                     730
                                                 ---------

--------------------------------------------------------------------------------
CEMENT & CONCRETE PRODUCT
    MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Texas Industries                          5,037        259
                                                 ---------
Total Cement & concrete
    product manufacturing                              259
                                                 ---------

--------------------------------------------------------------------------------
CHEMICAL MANUFACTURING--0.4%
--------------------------------------------------------------------------------
Georgia Gulf                              2,790        124
                                                 ---------
Total Chemical manufacturing                           124
                                                 ---------

--------------------------------------------------------------------------------
CLAY PRODUCT & REFRACTORY
    MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Ceradyne*#                                8,400        369
                                                 ---------
Total Clay product &
    refractory manufacturing                           369
                                                 ---------



                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
CLOTHING STORES--1.1%
--------------------------------------------------------------------------------
Claire's Stores                          12,430  $     311
                                                 ---------
Total Clothing stores                                  311
                                                 ---------

--------------------------------------------------------------------------------
COAL MINING--1.8%
--------------------------------------------------------------------------------
Arch Coal                                 9,880        351
Fording Canadian Coal Trust               3,094        173
                                                 ---------
Total Coal mining                                      524
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--2.3%
--------------------------------------------------------------------------------
Avid Technology*                          3,040        143
Intergraph*                              19,036        517
                                                 ---------
Total Computer systems design &
    related services                                   660
                                                 ---------

--------------------------------------------------------------------------------
CONSUMER GOODS RENTAL--0.4%
--------------------------------------------------------------------------------
Blockbuster, Cl A#                       14,950        114
                                                 ---------
Total Consumer goods rental                            114
                                                 ---------

--------------------------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Quiksilver*                               5,550        141
Warnaco Group*                           10,310        229
                                                 ---------
Total Cut & sew apparel
    manufacturing                                      370
                                                 ---------

--------------------------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES
    WATER TRANSPORTATION--2.8%
--------------------------------------------------------------------------------
General Maritime*                         8,860        309
OMI                                      31,846        510
                                                 ---------
Total Deep sea, coastal & great lakes
    water transportation                               819
                                                 ---------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--8.7%
--------------------------------------------------------------------------------
BankAtlantic Bancorp, Cl A               12,183        223
Brookline Bancorp                        13,242        208
Commercial Capital Bancorp*              12,940        294
East-West Bancorp                         5,320        179
People's Bank#                           14,323        512
South Financial Group                     9,340        263
Southwest Bancorp of Texas               10,184        205
Umpqua Holdings                           9,990        225
Webster Financial                         8,548        422
                                                 ---------
Total Depository credit intermediation               2,531
                                                 ---------


38 TURNER FUNDS 2004 ANNUAL REPORT

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP EQUITY FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--1.0%
--------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings*           15,480  $     284
                                                 ---------
Total Drugs & druggists'
    sundries wholesale                                 284
                                                 ---------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--0.8%
--------------------------------------------------------------------------------
PolyMedica                                7,140        220
                                                 ---------
Total Electronic shopping &
    mail-order houses                                  220
                                                 ---------

--------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--0.9%
--------------------------------------------------------------------------------
Red Robin Gourmet Burgers*#               6,140        268
                                                 ---------
Total Full-service restaurants                         268
                                                 ---------

--------------------------------------------------------------------------------
GENERAL FREIGHT TRUCKING--1.2%
--------------------------------------------------------------------------------
Overnite                                 11,048        347
                                                 ---------
Total General freight trucking                         347
                                                 ---------

--------------------------------------------------------------------------------
GRAIN & OILSEED MILLING--1.2%
--------------------------------------------------------------------------------
Ralcorp Holdings*                         9,386        339
                                                 ---------
Total Grain & oilseed milling                          339
                                                 ---------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.4%
--------------------------------------------------------------------------------
Imation                                   6,701        238
Tessera Technologies*                     7,820        173
                                                 ---------
Total Industrial machinery
    manufacturing                                      411
                                                 ---------

--------------------------------------------------------------------------------
INFORMATION SERVICES--1.4%
--------------------------------------------------------------------------------
Interactive Data*                         2,712         51
Websense*                                 8,330        347
                                                 ---------
Total Information services                             398
                                                 ---------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--2.0%
--------------------------------------------------------------------------------
Amerigroup*#                              3,950        222
IPC Holdings                              3,911        149
ProAssurance*                             6,021        211
                                                 ---------
Total Insurance carriers                               582
                                                 ---------

--------------------------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--1.3%
--------------------------------------------------------------------------------
Brink's                                  12,470        376
                                                 ---------
Total Investigation & security services                376
                                                 ---------



                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
JEWELRY, LUGGAGE & LEATHER GOODS STORES--0.6%
--------------------------------------------------------------------------------
Zale*                                     6,020  $     169
                                                 ---------
Total Jewelry, luggage &
    leather goods stores                               169
                                                 ---------

--------------------------------------------------------------------------------
LESSORS OF OTHER NONFINANCIAL
    INTANGIBLE ASSET--0.7%
--------------------------------------------------------------------------------
4Kids Entertainment*#                     9,484        192
                                                 ---------
Total Lessors of other nonfinancial
    intangible asset                                   192
                                                 ---------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.8%
--------------------------------------------------------------------------------
Sonic*                                    8,820        226
                                                 ---------
Total Limited-service eating places                    226
                                                 ---------

--------------------------------------------------------------------------------
METAL ORE MINING--1.9%
--------------------------------------------------------------------------------
Apex Silver Mines*#                      15,172        329
Cleveland-Cliffs*#                        2,950        239
                                                 ---------
Total Metal ore mining                                 568
                                                 ---------

--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.1%
--------------------------------------------------------------------------------
Cal Dive International*                   8,853        315
                                                 ---------
Total Mining support activities                        315
                                                 ---------

--------------------------------------------------------------------------------
MOTOR VEHICLE BODY & TRAILER
    MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Wabash National*                         11,323        311
                                                 ---------
Total Motor vehicle body &
    trailer manufacturing                              311
                                                 ---------

--------------------------------------------------------------------------------
NATURAL GAS DISTRIBUTION--2.4%
--------------------------------------------------------------------------------
AGL Resources#                           12,048        371
Southern Union*                          16,317        334
                                                 ---------
Total Natural gas distribution                         705
                                                 ---------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--2.1%
--------------------------------------------------------------------------------
Analogic                                  7,046        294
Roper Industries                          5,728        329
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                  623
                                                 ---------


                                              TURNER FUNDS 2004 ANNUAL REPORT 39

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP EQUITY FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
NEWSPAPER/PERIODICAL/BOOK/
    DATABASE PUBLISHERS--1.5%
--------------------------------------------------------------------------------
R.H. Donnelley*                           9,122  $     450
                                                 ---------
Total Newspaper/periodical/book/
    database publishers                                450
                                                 ---------

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--2.5%
--------------------------------------------------------------------------------
Accredited Home Lenders Holding*          7,890        304
Cash America International                8,758        214
New Century Financial                     3,720        224
                                                 ---------
Total Nondepository
    credit intermediation                              742
                                                 ---------

--------------------------------------------------------------------------------
NONFERROUS PRODUCTION & PROCESSING--0.7%
--------------------------------------------------------------------------------
Carpenter Technology#                     4,160        199
                                                 ---------
Total Nonferrous production &
    processing                                         199
                                                 ---------

--------------------------------------------------------------------------------
NURSING CARE FACILITIES--0.6%
--------------------------------------------------------------------------------
Beverly Enterprises*                     24,878        188
                                                 ---------
Total Nursing care facilities                          188
                                                 ---------

--------------------------------------------------------------------------------
OFFICE SUPPLIES, STATIONERY & GIFT STORES--0.6%
--------------------------------------------------------------------------------
School Specialty*                         4,248        167
                                                 ---------
Total Office supplies, stationery &
    gift stores                                        167
                                                 ---------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--2.2%
--------------------------------------------------------------------------------
Range Resources                          12,039        211
Southwestern Energy*                     10,000        420
                                                 ---------
Total Oil & gas extraction                             631
                                                 ---------

--------------------------------------------------------------------------------
OTHER GENERAL MERCHANDISE STORES--0.7%
--------------------------------------------------------------------------------
BJ's Wholesale Club*                      7,860        215
                                                 ---------
Total Other general merchandise stores                 215
                                                 ---------

--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--0.9%
--------------------------------------------------------------------------------
IDEX                                      7,522        255
                                                 ---------
Total Other general purpose
    machinery manufacturing                            255
                                                 ---------



                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--5.7%
--------------------------------------------------------------------------------
Alexandria Real Estate Equities#          5,575  $     366
Capital Automotive REIT                  12,939        405
Maguire Properties                        5,960        145
Reckson Associates Realty                12,030        346
Ventas                                   15,557        403
                                                 ---------
Total Other investment pools & funds                 1,665
                                                 ---------

--------------------------------------------------------------------------------
OTHER TRANSIT & GROUND PASSENGER
    TRANSPORTATION--1.2%
--------------------------------------------------------------------------------
Laidlaw International*                   22,142        364
                                                 ---------
Total Other transit & ground
    passenger transportation                           364
                                                 ---------

--------------------------------------------------------------------------------
PAINT, COATING & ADHESIVE
    MANUFACTURING--0.7%
--------------------------------------------------------------------------------
RPM International                        12,380        219
                                                 ---------
Total Paint, coating & adhesive
    manufacturing                                      219
                                                 ---------

--------------------------------------------------------------------------------
PESTICIDE, FERTILIZER & OTHER AGRICULTURE
    CHEMICAL MANUFACTURING--1.2%
--------------------------------------------------------------------------------
Agrium                                   19,090        339
                                                 ---------
Total Pesticide, fertilizer & other
    agriculture chemical manufacturing                 339
                                                 ---------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--3.1%
--------------------------------------------------------------------------------
Angiotech Pharmaceuticals*               12,860        261
Dade Behring Holdings*                    5,022        280
Digene*                                   7,880        204
United Therapeutics*                      4,670        163
                                                 ---------
Total Pharmaceutical &
    medicine manufacturing                             908
                                                 ---------

--------------------------------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--0.7%
--------------------------------------------------------------------------------
Dynegy, Cl A*                            39,390        197
                                                 ---------
Total Pipeline transportation
    of natural gas                                     197
                                                 ---------

--------------------------------------------------------------------------------
PLASTICS PRODUCT MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Jarden*                                   5,037        184
                                                 ---------
Total Plastics product manufacturing                   184
                                                 ---------


40 TURNER FUNDS 2004 ANNUAL REPORT

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP EQUITY FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
PRIMARY METAL MANUFACTURING--0.8%
--------------------------------------------------------------------------------
Allegheny Technologies                   12,953  $     236
                                                 ---------
Total Primary metal manufacturing                      236
                                                 ---------

--------------------------------------------------------------------------------
REAL ESTATE--1.0%
--------------------------------------------------------------------------------
MI Developments, Cl A                    12,140        307
                                                 ---------
Total Real estate                                      307
                                                 ---------

--------------------------------------------------------------------------------
RESIDENTIAL BUILDING CONSTRUCTION--1.2%
--------------------------------------------------------------------------------
Hovnanian Enterprises, Cl A*              8,770        352
                                                 ---------
Total Residential building construction                352
                                                 ---------

--------------------------------------------------------------------------------
RUBBER PRODUCT MANUFACTURING--1.2%
--------------------------------------------------------------------------------
Goodyear Tire & Rubber*#                 31,470        338
                                                 ---------
Total Rubber product manufacturing                     338
                                                 ---------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--0.5%
--------------------------------------------------------------------------------
Encysive Pharmaceuticals*                15,350        139
                                                 ---------
Total Scientific r&d services                          139
                                                 ---------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--4.0%
--------------------------------------------------------------------------------
Cree*                                     6,090        186
DSP Group*                               10,410        219
Exar*                                    14,500        205
NAM TAI Electronics#                     26,296        562
                                                 ---------
Total Semiconductor & other
    electronic component manufacturing               1,172
                                                 ---------

--------------------------------------------------------------------------------
SHIP & BOAT BUILDING--1.1%
--------------------------------------------------------------------------------
McDermott International*                 27,350        323
                                                 ---------
Total Ship & boat building                             323
                                                 ---------

--------------------------------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--0.8%
--------------------------------------------------------------------------------
Elizabeth Arden*                         10,891        229
                                                 ---------
Total Soap, cleaners & toilet
    preparation manufacturing                          229
                                                 ---------

--------------------------------------------------------------------------------
SOCIAL ASSISTANCE--1.2%
--------------------------------------------------------------------------------
Magellan Health Services*                 9,771        357
                                                 ---------
Total Social assistance                                357
                                                 ---------



                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--0.5%
--------------------------------------------------------------------------------
Transaction Systems Architects, Cl A*     8,500  $     158
                                                 ---------
Total Software publishers                              158
                                                 ---------

--------------------------------------------------------------------------------
SPORTING GOODS/HOBBY/MUSICAL
    INSTRUMENT STORES--1.5%
--------------------------------------------------------------------------------
Dick's Sporting Goods*                    6,940        247
Guitar Center*#                           4,680        203
                                                 ---------
Total Sporting goods/hobby/
    musical instrument stores                          450
                                                 ---------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--5.5%
--------------------------------------------------------------------------------
Alamosa Holdings*#                       62,725        479
j2 Global Communications*#               11,580        366
NII Holdings*                             8,238        339
Spectrasite*                              8,880        413
                                                 ---------
Total Telecommunications                             1,597
                                                 ---------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--0.2%
--------------------------------------------------------------------------------
Choice Hotels International               1,110         64
                                                 ---------
Total Traveler accommodation                            64
                                                 ---------

--------------------------------------------------------------------------------
WASTE COLLECTION--0.5%
--------------------------------------------------------------------------------
Waste Connections*                        4,710        148
                                                 ---------
Total Waste collection                                 148
                                                 ---------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $25,495)                                  27,606
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--9.0%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio (1)             2,619,700      2,620

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $2,620)                                    2,620
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CASH EQUIVALENTS--5.7%
--------------------------------------------------------------------------------
Blackrock TempCash Fund,
    Institutional Shares              1,452,789      1,453
PNC Bank Money Market Fund              222,721        223

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
    (COST $1,676)                                    1,676
--------------------------------------------------------------------------------


                                              TURNER FUNDS 2004 ANNUAL REPORT 41

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP EQUITY FUND

                                                    Value
                                                    (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--109.4%
    (COST $29,791)                               $  31,902
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--(9.4)%
--------------------------------------------------------------------------------
Obligation to return securities
    lending collateral                              (2,620)
Receivable due from investment adviser                  11
Payable to distributor                                  (6)
Payable due to administrator                            (3)
Other assets and liabilities, net                     (113)
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                  (2,731)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS--100.0%                               $  29,171
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class II Shares
    (unlimited authorization -- no par value)
    based on 2,096,130 outstanding shares
    of beneficial interest                       $  27,528
Accumulated net realized loss
    on investments                                    (468)
Net unrealized appreciation
    on investments                                   2,111
--------------------------------------------------------------------------------
NET ASSETS                                       $  29,171
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES                $13.92
--------------------------------------------------------------------------------

*   Non-income producing security
# Security fully or partially on loan at September 30, 2004 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at September 30, 2004, was $2,550,685.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV.
Cl - Class
REIT - Real estate investment trust

The accompanying notes are an integral part of the financial statements.


42 TURNER FUNDS 2004 ANNUAL REPORT

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER TECHNOLOGY FUND
September 30, 2004

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--98.4%
--------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--2.4%
--------------------------------------------------------------------------------
Comverse Technology*                     20,220  $     381
                                                 ---------
Total Commercial/industrial
    equipment rental & leasing                         381
                                                 ---------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--11.4%
--------------------------------------------------------------------------------
Cisco Systems*                           42,620        771
Jamdat Mobile*                            7,500        173
Polycom*                                 20,020        397
Research In Motion*                       6,400        489
                                                 ---------
Total Communications
    equipment manufacturing                          1,830
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--10.0%
--------------------------------------------------------------------------------
Apple Computer*                          10,560        409
Dell*                                    13,200        470
EMC*                                     28,720        332
Zebra Technologies, Cl A*                 6,300        384
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                          1,595
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--6.7%
--------------------------------------------------------------------------------
Digital River*                           10,970        327
Sun Microsystems*                       185,420        749
                                                 ---------
Total Computer systems design &
    related services                                 1,076
                                                 ---------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--1.9%
--------------------------------------------------------------------------------
CDW                                       5,340        310
                                                 ---------
Total Electronics & appliance stores                   310
                                                 ---------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.9%
--------------------------------------------------------------------------------
Lam Research*                            13,760        301
                                                 ---------
Total Industrial machinery
    manufacturing                                      301
                                                 ---------



                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
INFORMATION SERVICES--12.3%
--------------------------------------------------------------------------------
CNET Networks*                           32,630  $     299
Google, Cl A*#                            2,420        314
Internet Capital Group*                  43,240        279
Juniper Networks*                        28,060        662
RSA Security*                            21,860        422
                                                 ---------
Total Information services                           1,976
                                                 ---------

--------------------------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--2.5%
--------------------------------------------------------------------------------
Cogent*                                  21,920        399
                                                 ---------
Total Investigation & security services                399
                                                 ---------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--2.7%
--------------------------------------------------------------------------------
Fisher Scientific International*          7,530        439
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                  439
                                                 ---------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--6.5%
--------------------------------------------------------------------------------
Gilead Sciences*                         14,180        530
MGI Pharma*                              10,220        273
Neurocrine Biosciences*                   4,960        234
                                                 ---------
Total Pharmaceutical &
    medicine manufacturing                           1,037
                                                 ---------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--8.9%
--------------------------------------------------------------------------------
Biogen Idec*                              7,170        438
Gen-Probe*                               14,080        561
Genentech*                                8,120        426
                                                 ---------
Total Scientific r&d services                        1,425
                                                 ---------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--10.5%
--------------------------------------------------------------------------------
Applied Materials*                       26,200        432
Benchmark Electronics*                    6,490        194
JDS Uniphase*                           122,020        411
Marvell Technology Group*                12,130        317
Silicon Laboratories*                     9,860        326
                                                 ---------
Total Semiconductor & other
    electronic component manufacturing               1,680
                                                 ---------


                                              TURNER FUNDS 2004 ANNUAL REPORT 43

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER TECHNOLOGY FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--18.2%
--------------------------------------------------------------------------------
Akamai Technologies*                     28,890  $     406
Citrix Systems*                          23,030        403
Electronic Arts*                          6,380        293
F5 Networks*                             10,240        312
SAP ADR*                                 15,730        613
TIBCO Software*                          58,770        500
VeriSign*                                19,610        390
                                                 ---------
Total Software publishers                            2,917
                                                 ---------

--------------------------------------------------------------------------------
SPECIALIZED DESIGN SERVICES--2.5%
--------------------------------------------------------------------------------
Avaya*                                   29,110        406
                                                 ---------
Total Specialized design services                      406
                                                 ---------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $15,242)                                  15,772
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
WARRANTS--0.0%
--------------------------------------------------------------------------------
MicroStrategy, Expires 06/24/07*          3,426          1
--------------------------------------------------------------------------------
TOTAL WARRANTS
    (COST $0)                                            1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--4.3%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio (1)               696,800        697
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $697)                                        697
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CASH EQUIVALENT--0.7%
--------------------------------------------------------------------------------
Blackrock TempCash Fund,
    Institutional Shares                113,413        113
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $113)                                        113
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--103.4%
    (COST $16,052)                                  16,583
--------------------------------------------------------------------------------



                                                    Value
                                                    (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--(3.4)%
--------------------------------------------------------------------------------
Obligation to return securities
    lending collateral                           $    (697)
Payable due to investment adviser                      (13)
Payable due to administrator                            (2)
Other assets and liabilities, net                      159
--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                    (553)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS--100.0%                               $  16,030
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 2,888,852 outstanding shares
    of beneficial interest                       $ 146,156
Accumulated net realized loss
    on investments                                (130,657)
Net unrealized appreciation
    on investments                                     531
--------------------------------------------------------------------------------
NET ASSETS                                       $  16,030
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                  $5.55
--------------------------------------------------------------------------------

*   Non-income producing security
# Security fully or partially on loan at September 30, 2004 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at September 30, 2004, was $673,920.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV.
ADR - American depositary receipt
Cl - Class

The accompanying notes are an integral part of the financial statements.



44  TURNER FUNDS 2004 ANNUAL REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
TURNER CONCENTRATED GROWTH FUND
September 30, 2004

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--100.1%
--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--3.6%
--------------------------------------------------------------------------------
Caterpillar                              17,760  $   1,429
                                                 ---------
Total Agriculture, construction &
    mining machinery manufacturing                   1,429
                                                 ---------

--------------------------------------------------------------------------------
CLOTHING STORES--2.4%
--------------------------------------------------------------------------------
Chico's FAS*                             27,190        930
                                                 ---------
Total Clothing stores                                  930
                                                 ---------

--------------------------------------------------------------------------------
COAL MINING--2.7%
--------------------------------------------------------------------------------
Peabody Energy                           17,990      1,070
                                                 ---------
Total Coal mining                                    1,070
                                                 ---------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--16.0%
--------------------------------------------------------------------------------
Cisco Systems*                          118,910      2,152
Ericsson Telephone ADR*#                 63,970      1,999
Polycom*                                 56,780      1,125
Research In Motion*                      12,780        976
                                                 ---------
Total Communications
    equipment manufacturing                          6,252
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--13.0%
--------------------------------------------------------------------------------
Apple Computer*                          48,800      1,891
Dell*                                    53,940      1,920
EMC*                                    108,920      1,257
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                          5,068
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--5.5%
--------------------------------------------------------------------------------
Sun Microsystems*                       535,970      2,165
                                                 ---------
Total Computer systems design &
    related services                                 2,165
                                                 ---------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--2.7%
--------------------------------------------------------------------------------
CDW                                      17,890      1,038
                                                 ---------
Total Electronics & appliance stores                 1,038
                                                 ---------



                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
INFORMATION SERVICES--8.4%
--------------------------------------------------------------------------------
Juniper Networks*                        82,350  $   1,944
Yahoo!*                                  39,700      1,346
                                                 ---------
Total Information services                           3,290
                                                 ---------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--3.1%
--------------------------------------------------------------------------------
Anthem*                                  13,790      1,203
                                                 ---------
Total Insurance carriers                             1,203
                                                 ---------

--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--2.4%
--------------------------------------------------------------------------------
Monster Worldwide*                       37,400        922
                                                 ---------
Total Management, scientific &
    technical consulting services                      922
                                                 ---------

--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--4.7%
--------------------------------------------------------------------------------
T. Rowe Price Group#                     36,370      1,853
                                                 ---------
Total Other financial
    investment activities                            1,853
                                                 ---------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--4.1%
--------------------------------------------------------------------------------
Gilead Sciences*                         43,260      1,617
                                                 ---------
Total Pharmaceutical &
    medicine manufacturing                           1,617
                                                 ---------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--9.6%
--------------------------------------------------------------------------------
Biogen Idec*                             25,660      1,570
Genentech*                               41,350      2,167
                                                 ---------
Total Scientific r&d services                        3,737
                                                 ---------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--15.6%
--------------------------------------------------------------------------------
Applied Materials*                      101,520      1,674
ASML Holding*                           112,390      1,447
Marvell Technology Group*                31,360        819
Maxim Integrated Products                27,880      1,179
Texas Instruments                        45,450        967
                                                 ---------
Total Semiconductor & other
    electronic component
    manufacturing                                    6,086
                                                 ---------



                                              TURNER FUNDS 2004 ANNUAL REPORT 45

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
TURNER CONCENTRATED GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--6.3%
--------------------------------------------------------------------------------
Symantec*                                23,740  $   1,303
VeriSign*                                59,130      1,175
                                                 ---------
Total Software publishers                            2,478
                                                 ---------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $38,669)                                  39,138
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
WARRANTS--0.0%
--------------------------------------------------------------------------------
MicroStrategy, Expires 06/24/07*            166         --
--------------------------------------------------------------------------------
TOTAL WARRANTS
    (COST $0)                                           --
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--5.5%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio (1)             2,158,400      2,158
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $2,158)                                    2,158
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CASH EQUIVALENT--0.9%
--------------------------------------------------------------------------------
Blackrock TempCash Fund,
    Institutional Shares                337,643        338
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $338)                                        338
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--106.5%
    (COST $41,165)                                 $41,634
--------------------------------------------------------------------------------

Percentages are based on net assets of $39,109,193.
*   Non-income producing security
# Security fully or partially on loan at September 30, 2004 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at September 30, 2004, was $2,110,988.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV.
ADR - American depositary receipt
Amounts designated as "_" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.



46 TURNER FUNDS 2004 ANNUAL REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND
September 30, 2004

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--101.6%
--------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--3.5%
--------------------------------------------------------------------------------
Applied Signal Technology                 5,130  $     164
Comverse Technology*                     11,650        219
                                                 ---------
Total Commercial/industrial
    equipment rental & leasing                         383
                                                 ---------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--13.7%
--------------------------------------------------------------------------------
Cisco Systems*                           27,960        506
Jamdat Mobile*                            7,500        173
Plantronics*                              3,800        164
Polycom*                                 12,690        252
Research In Motion*                       3,210        245
Western Wireless, Cl A*                   5,420        139
                                                 ---------
Total Communications
    equipment manufacturing                          1,479
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--5.5%
--------------------------------------------------------------------------------
Apple Computer*                           9,750        378
EMC*                                     19,050        220
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                            598
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--5.4%
--------------------------------------------------------------------------------
Sun Microsystems*                        72,190        292
Witness Systems*                         17,930        288
                                                 ---------
Total Computer systems design &
    related services                                   580
                                                 ---------

--------------------------------------------------------------------------------
CUTLERY & HANDTOOL MANUFACTURING--2.3%
--------------------------------------------------------------------------------
Pentair#                                  7,020        245
                                                 ---------
Total Cutlery & handtool manufacturing                 245
                                                 ---------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING &
    MAIL-ORDER HOUSES--2.1%
--------------------------------------------------------------------------------
eBay*                                     2,490        229
                                                 ---------
Total Electronic shopping &
    mail-order houses                                  229
                                                 ---------



                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--2.8%
--------------------------------------------------------------------------------
Navarre*                                 20,940  $     303
                                                 ---------
Total Electronics & appliance stores                   303
                                                 ---------

--------------------------------------------------------------------------------
INFORMATION SERVICES--13.0%
--------------------------------------------------------------------------------
CNET Networks*                           38,190        349
Google, Cl A*                             1,250        162
Juniper Networks*                        18,430        435
Phase Forward*                           30,000        248
Yahoo!*                                   6,220        211
                                                 ---------
Total Information services                           1,405
                                                 ---------

--------------------------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--2.5%
--------------------------------------------------------------------------------
Cogent*                                  14,660        267
                                                 ---------
Total Investigation & security services                267
                                                 ---------

--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--3.4%
--------------------------------------------------------------------------------
Monster Worldwide*                       14,800        365
                                                 ---------
Total Management, scientific &
    technical consulting services                      365
                                                 ---------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--2.9%
--------------------------------------------------------------------------------
C.R. Bard                                 5,520        313
                                                 ---------
Total Medical equipment &
    supplies manufacturing                             313
                                                 ---------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--3.0%
--------------------------------------------------------------------------------
Fisher Scientific International*          5,620        328
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                  328
                                                 ---------

--------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT
    MANUFACTURING--2.0%
--------------------------------------------------------------------------------
Coach*                                    5,240        222
                                                 ---------
Total Other leather & allied
    product manufacturing                              222
                                                 ---------



                                              TURNER FUNDS 2004 ANNUAL REPORT 47

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--10.9%
--------------------------------------------------------------------------------
Gilead Sciences*                          4,860  $     182
MGI Pharma*                               7,440        198
OSI Pharmaceuticals*                      5,730        352
Sepracor*#                                4,730        231
USANA Health Sciences*#                   6,090        212
                                                 ---------
Total Pharmaceutical &
    medicine manufacturing                           1,175
                                                 ---------

--------------------------------------------------------------------------------
PROFESSIONAL & COMMERCIAL
    EQUIPMENT & SUPPLY WHOLESALE--3.5%
--------------------------------------------------------------------------------
Patterson*                                2,990        229
Synaptics*                                7,240        146
                                                 ---------
Total Professional & commercial
    equipment & supply wholesale                       375
                                                 ---------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--9.7%
--------------------------------------------------------------------------------
Marvell Technology Group*                12,090        316
Sanmina-SCI*                             35,440        250
Silicon Image*                           22,730        287
Silicon Laboratories*                     5,850        194
                                                 ---------
Total Semiconductor & other
    electronic component manufacturing               1,047
                                                 ---------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--11.3%
--------------------------------------------------------------------------------
Akamai Technologies*                     20,470        288
Citrix Systems*                          10,990        192
F5 Networks*                             14,540        443
VeriSign*                                14,890        296
                                                 ---------
Total Software publishers                            1,219
                                                 ---------




                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--1.7%
--------------------------------------------------------------------------------
Sonus Networks*                          31,870  $     179
                                                 ---------
Total Telecommunications                               179
                                                 ---------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--2.4%
--------------------------------------------------------------------------------
Station Casinos                           5,400        265
                                                 ---------
Total Traveler accommodation                           265
                                                 ---------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $10,039)                                  10,977
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--15.1%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio (1)             1,628,200      1,628
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $1,628)                                    1,628
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--116.7%
    (COST $11,667)                               $  12,605
--------------------------------------------------------------------------------

Percentages are based on net assets of $10,805,424.
*   Non-income producing security
# Security fully or partially on loan at September 30, 2004 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at September 30, 2004, was $1,588,105.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV.
Cl - Class

The accompanying notes are an integral part of the financial statements.



48 TURNER FUNDS 2004 ANNUAL REPORT

---------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (000)

                                                                          Turner
                                                                      Concentrated                      Turner
                                                                          Growth                    New Enterprise
                                                                          Fund                           Fund
---------------------------------------------------------------------------------------------------------------------------
                                                                        09/30/04                       09/30/04
---------------------------------------------------------------------------------------------------------------------------
    Assets:
---------------------------------------------------------------------------------------------------------------------------
    Investment securities at cost                                      $   41,165                      $  11,667
---------------------------------------------------------------------------------------------------------------------------
    Investment securities at value                                     $   41,634                      $  12,605
    Receivable for investment securities sold                               2,457                          1,020
    Receivable for dividend and interest income                                10                              1
---------------------------------------------------------------------------------------------------------------------------
       Total assets                                                        44,101                         13,626
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
    Payable for investment securities purchased                             2,750                          1,028
    Obligation to return securities lending collateral                      2,158                          1,628
    Payable for capital shares redeemed                                        27                             --
    Payable due to investment adviser                                          26                             10
    Payable due to administrator                                                5                              1
    Accrued expenses                                                           26                             13
    Payable to custodian                                                       --                            141
---------------------------------------------------------------------------------------------------------------------------
       Total liabilities                                                    4,992                          2,821
---------------------------------------------------------------------------------------------------------------------------
         Net assets                                                    $   39,109                      $  10,805
---------------------------------------------------------------------------------------------------------------------------
Net assets:
    Portfolio capital, Class I Shares                                   $ 199,595                      $  20,468
    Accumulated net realized loss on investments                         (160,955)                       (10,601)
    Net unrealized appreciation on investments                                469                            938
---------------------------------------------------------------------------------------------------------------------------
       Net assets                                                       $  39,109                      $  10,805
---------------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest:(1)
    Class I Shares(2)                                                   6,717,115                      2,389,784
---------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
    price per share, Class I Shares                                         $5.82                          $4.52
---------------------------------------------------------------------------------------------------------------------------

(1) Unlimited authorization-- no par value.
(2) Shares have not been rounded.
Amounts designated as "--" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.

                                              TURNER FUNDS 2004 ANNUAL REPORT 49

FINANCIAL STATEMENTS
---------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (000)

                                                                                           Turner
                                                                     Turner               Large Cap
                                                                   Disciplined             Growth               Turner
                                                                    Large Cap           Opportunities           Midcap
                                                                   Growth Fund               Fund            Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                                                                   year ended            year ended           year ended
                                                                     9/30/04               9/30/04              9/30/04
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Dividend                                                         $   833                $  24              $   2,565
    Interest                                                              --                   --                     14
    Securities lending                                                     1                    1                    295
    Foreign taxes withheld                                                (7)                  --                     (1)
---------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                                           827                   25                  2,873
---------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                                             574                   35                  6,741
    Administrator fees                                                   138                    7                  1,294
    Trustees' fees                                                         5                   --                     53
    Distribution fees (1)                                                 --                   --                      2
    Shareholder servicing fee (1)                                         --                   --                      2
    Transfer agent fees                                                   93                   29                  1,650
    Professional fees                                                     24                    1                    205
    Custodian fees                                                        23                   10                    158
    Printing fees                                                         18                    1                    165
    Registration fees                                                     14                    1                    132
    Insurance and other fees                                               5                    1                     45
---------------------------------------------------------------------------------------------------------------------------
       Total expenses                                                    894                   85                 10,447
    Less:
         Investment advisory fee waiver                                 (177)                 (27)                    --
---------------------------------------------------------------------------------------------------------------------------
       Net expenses                                                      717                   58                 10,447
---------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss)                                   110                  (33)                (7,574)
---------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) from securities sold                      3,472                  211                 78,392
    Net unrealized appreciation (depreciation)
       of investment securities                                         (298)                 (12)               (22,549)
---------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss)
       on investments                                                  3,174                  199                 55,843
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                                      $3,284                 $166               $ 48,269
---------------------------------------------------------------------------------------------------------------------------

(1) Attributable to Class II Shares only.
(2) Includes realized gain of $3,104,328 due to in-kind redemption (see Note 10 in Notes to Financial Statements).
Amounts designated as "--" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.

50 TURNER FUNDS 2004 ANNUAL REPORT  &  TURNER FUNDS 2004 ANNUAL REPORT 51


                                                        Turner               Turner                 Turner               Turner
                                                       Small Cap           Micro Cap               Small Cap           Technology
                                                     Growth Fund           Growth Fund            Equity Fund             Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                      year ended           year ended             year ended           year ended
                                                        9/30/04              9/30/04                9/30/04              9/30/04
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Dividend                                          $     514             $  1,579               $   236             $      20
    Interest                                                  3                   23                     1                    --
    Securities lending                                      173                  241                     1                    12
    Foreign taxes withheld                                   --                   (5)                   (3)                   (1)
-----------------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                              690                1,838                   235                    31
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                              2,270                3,379                   202                   249
    Administrator fees                                      327                  487                    31                    30
    Trustees' fees                                           13                   19                     1                     1
    Distribution fees (1)                                    --                   --                    53                    --
    Shareholder servicing fee (1)                            --                   --                    --                    --
    Transfer agent fees                                     378                  617                    74                    69
    Professional fees                                        53                   82                     6                     4
    Custodian fees                                           61                   68                    35                    11
    Printing fees                                            42                   65                     5                     4
    Registration fees                                        34                   45                     2                     3
    Insurance and other fees                                 12                   20                     2                     1
-----------------------------------------------------------------------------------------------------------------------------------
       Total expenses                                     3,190                4,782                   411                   372
    Less:
         Investment advisory fee waiver                    (352)                 (58)                 (124)                  (32)
-----------------------------------------------------------------------------------------------------------------------------------
       Net expenses                                       2,838                4,724                   287                   340
-----------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss)                   (2,148)              (2,886)                  (52)                 (309)
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) from securities sold        29,912               46,458                 3,270 (2)             2,395
    Net unrealized appreciation (depreciation)
       of investment securities                          (3,548)              17,638                   708                (1,105)
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss)
       on investments                                    26,364               64,096                 3,978                 1,290
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                        $24,216              $61,210                $3,926              $    981
-----------------------------------------------------------------------------------------------------------------------------------


                                                         Turner
                                                      Concentrated           Turner
                                                         Growth           New Enterprise
                                                          Fund                Fund
-------------------------------------------------------------------------------------------
                                                       year ended          year ended
                                                         9/30/04             9/30/04
-------------------------------------------------------------------------------------------
Investment Income:
    Dividend                                            $    187           $      53
    Interest                                                   1                  --
    Securities lending                                        20                   9
    Foreign taxes withheld                                    (2)                 --
-------------------------------------------------------------------------------------------
       Total Investment Income                               206                  62
-------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                                 571                 172
    Administrator fees                                        69                  26
    Trustees' fees                                             3                   1
    Distribution fees (1)                                     --                  --
    Shareholder servicing fee (1)                             --                  --
    Transfer agent fees                                       66                  52
    Professional fees                                         10                   3
    Custodian fees                                            18                  12
    Printing fees                                              8                   3
    Registration fees                                          7                   2
    Insurance and other fees                                   2                   1
-------------------------------------------------------------------------------------------
       Total expenses                                        754                 272
    Less:
         Investment advisory fee waiver                      (73)                (60)
-------------------------------------------------------------------------------------------
       Net expenses                                          681                 212
-------------------------------------------------------------------------------------------
          Net investment income (loss)                      (475)               (150)
-------------------------------------------------------------------------------------------
    Net realized gain (loss) from securities sold           (396)             (1,382)
    Net unrealized appreciation (depreciation)
       of investment securities                             (545)                224
-------------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss)
       on investments                                       (941)             (1,158)
-------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                         $(1,416)            $(1,308)
-------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS
---------------------------------------------------------------------------------------------------------------------------



STATEMENTS OF CHANGES IN NET ASSETS (000)


                                                                    Turner                                  Turner
                                                               Disciplined Large                        Large Cap Growth
                                                                Cap Growth Fund                       Opportunities Fund
---------------------------------------------------------------------------------------------------------------------------
                                                          year                   year              year             year
                                                          ended                  ended             ended            ended
                                                         9/30/04                9/30/03           9/30/04          9/30/03
---------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                      $     110                $    19          $   (33)       $     (23)
    Net realized gain from securities sold                3,472                  5,005              211              347
    Net change in unrealized
       appreciation (depreciation) of investments          (298)                13,660              (12)             724
--------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting
          from operations                                 3,284                 18,684              166            1,048
--------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
       Class I Shares                                       (87)                    (3)              --               --
    Realized capital gains
       Class I Shares                                        --                     --               --               --
---------------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions                 (87)                    (3)              --               --
---------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                          50,271                 45,621            2,372            2,060
    Proceeds from shares issued in lieu
       of cash distributions                                 87                      3               --               --
    Cost of shares redeemed                             (64,980)               (44,860)          (1,659)          (4,404)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                         (14,622)                   764              713           (2,344)
---------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                              --                     --               --               --
    Cost of shares redeemed                                  --                     --               --               --
---------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class II
    Shares transactions                                      --                     --               --               --
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions                  (14,622)                   764              713           (2,344)
---------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets          (11,425)                19,445              879           (1,296)
---------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year                                    79,416                 59,971            3,551            4,847
---------------------------------------------------------------------------------------------------------------------------
    End of year                                        $ 67,991               $ 79,416           $4,430          $ 3,551
---------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income
    (accumulated net investment loss)                  $     42               $     19               --               --
---------------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                               10,119                 11,156              235              264
    Issued in lieu of cash distributions                     17                      1               --               --
    Redeemed                                            (13,274)               (11,102)            (167)            (619)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                    (3,138)                    55               68             (355)
---------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                   --                     --               --               --
    Redeemed                                                 --                     --               --               --
---------------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                                  --                     --               --               --
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                        (3,138)                    55               68             (355)
---------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.

52 TURNER FUNDS 2004 ANNUAL REPORT  & TURNER FUNDS 2004 ANNUAL REPORT 53




                                                                     Turner                                     Turner
                                                                 Midcap Growth                             Small Cap Growth
                                                                      Fund                                        Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                          year                   year                 year                  year
                                                          ended                  ended                ended                 ended
                                                         9/30/04                9/30/03              9/30/04               9/30/03
-----------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                     $   (7,574)             $   (5,270)           $  (2,148)          $    (1,268)
    Net realized gain from securities sold               78,392                  70,989               29,912                21,681
    Net change in unrealized
       appreciation (depreciation) of investments       (22,549)                145,875               (3,548)               45,503
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting
          from operations                                48,269                 211,594               24,216                65,916
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
       Class I Shares                                        --                      --                   --                    --
    Realized capital gains
       Class I Shares                                        --                      --                   --                    --
-----------------------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions                  --                      --                   --                    --
-----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                         433,824                 383,552              134,231                99,160
    Proceeds from shares issued in lieu
       of cash distributions                                --                       --                   --                    --
    Cost of shares redeemed                            (398,027)               (382,529)            (114,025)             (116,466)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                          35,797                   1,023               20,206               (17,306)
-----------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                           1,285                     281                   --                    --
    Cost of shares redeemed                                (268)                    (33)                  --                    --
-----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class II
    Shares transactions                                   1,017                     248                   --                    --
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions                   36,814                   1,271               20,206               (17,306)
-----------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets           85,083                 212,865               44,422                48,610
-----------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year                                   774,211                 561,346              192,791               144,181
-----------------------------------------------------------------------------------------------------------------------------------
    End of year                                       $ 859,294               $ 774,211             $237,213            $  192,791
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income
    (accumulated net investment loss)                        --                      --                   --                    --
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                               19,641                  23,309                6,279                 6,123
    Issued in lieu of cash distributions                     --                      --                   --                    --
    Redeemed                                            (18,363)                (24,432)              (5,366)               (7,335)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                     1,278                  (1,123)                 913                (1,212)
-----------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                   58                      17                   --                    --
    Redeemed                                                (13)                     (2)                  --                    --
-----------------------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                                  45                      15                   --                    --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                         1,323                  (1,108)                 913                (1,212)
-----------------------------------------------------------------------------------------------------------------------------------


                                                                          Turner
                                                                    Micro Cap Growth
                                                                           Fund
-----------------------------------------------------------------------------------------------
                                                                 year                  year
                                                                 ended                 ended
                                                                9/30/04               9/30/03
-----------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                            $   (2,886)           $   (1,563)
    Net realized gain from securities sold                      46,458                17,304
    Net change in unrealized
       appreciation (depreciation) of investments               17,638                37,172
-----------------------------------------------------------------------------------------------
       Net increase in net assets resulting
          from operations                                       61,210                52,913
-----------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
       Class I Shares                                               --                    --
    Realized capital gains
       Class I Shares                                           (6,514)                   --
-----------------------------------------------------------------------------------------------
          Total dividends and distributions                     (6,514)                   --
-----------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                                135,004                99,782
    Proceeds from shares issued in lieu
       of cash distributions                                     6,268                    --
    Cost of shares redeemed                                    (83,116)              (76,985)
-----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                                 58,156                22,797
-----------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                                     --                    --
    Cost of shares redeemed                                         --                    --
-----------------------------------------------------------------------------------------------
Increase in net assets from Class II
    Shares transactions                                             --                    --
-----------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions                          58,156                22,797
-----------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                 112,852                75,710
-----------------------------------------------------------------------------------------------
Net assets:
    Beginning of year                                          253,840               178,130
-----------------------------------------------------------------------------------------------
    End of year                                               $366,692              $253,840
-----------------------------------------------------------------------------------------------
Undistributed net investment income
    (accumulated net investment loss)                     $         (1)         $         (1)
-----------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                                       2,824                 2,849
    Issued in lieu of cash distributions                           137                    --
    Redeemed                                                    (1,764)               (2,273)
-----------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                            1,197                   576
-----------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                          --                    --
    Redeemed                                                        --                    --
-----------------------------------------------------------------------------------------------
Increase in Class II Shares                                         --                    --
-----------------------------------------------------------------------------------------------
Net increase (decrease) in shares                                1,197                   576
-----------------------------------------------------------------------------------------------


FINANCIAL STATEMENTS
---------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (000)


                                                                                                           Turner
                                                                                                          Small Cap
                                                                                                         Equity Fund
---------------------------------------------------------------------------------------------------------------------------
                                                                                                year                  year
                                                                                                ended                 ended
                                                                                               9/30/04               9/30/03
---------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment loss                                                                     $     (52)           $      (24)
    Net realized gain (loss) from securities sold                                               3,270 (1)               922
    Net change in unrealized appreciation (depreciation) of investments                           708                 1,619
---------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets resulting from operations                          3,926                 2,517
---------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
       Class II Shares                                                                             --                    (6)
    Realized capital gains
       Class II Shares                                                                         (1,316)                   --
    Return of capital
       Class II Shares                                                                            (51)                   --
---------------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions                                                    (1,367)                   (6)
---------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                                                                    --                    --
    Cost of shares redeemed                                                                        --                    --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class I Shares transactions                                 --                    --
---------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                                                                54,757                 8,457
    Proceeds from shares issued in lieu of cash distributions                                   1,362                     6
    Cost of shares redeemed                                                                   (42,064) (2)           (5,677)
---------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class II Shares transactions                                       14,055                 2,786
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from capital share transactions                      14,055                 2,786
---------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                                                 16,614                 5,297
---------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year                                                                          12,557                 7,260
---------------------------------------------------------------------------------------------------------------------------
    End of year                                                                               $29,171               $12,557
---------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                --                    --
---------------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                                                                         --                    --
    Redeemed                                                                                       --                    --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                                                              --                    --
---------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                                                      4,083                   825
    Issued in lieu of cash distributions                                                          106                     1
    Redeemed                                                                                   (3,116)(2)              (583)
---------------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                                                                     1,073                   243
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                                                               1,073                   243
---------------------------------------------------------------------------------------------------------------------------

(1) Includes realized gain of $3,104,328 due to in-kind redemption (see Note 10 in Notes to Financial Statements).
(2) Includes redemptions as a result of in-kind transfers of securities
    (see Note 10 in Notes to Financial Statements).
Amounts designated as "--" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.

54 TURNER FUNDS 2004 ANNUAL REPORT & 55 TURNER FUNDS 2004 ANNUAL REPORT


                                                                                                Turner
                                                                                              Technology
                                                                                                 Fund
-------------------------------------------------------------------------------------------------------------------
                                                                                     year                   year
                                                                                     ended                  ended
                                                                                    9/30/04               9/30/03
-------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment loss                                                           $    (309)              $    (145)
    Net realized gain (loss) from securities sold                                     2,395                   5,352
    Net change in unrealized appreciation (depreciation) of investments              (1,105)                  2,787
-------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets resulting from operations                  981                   7,994
-------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
       Class II Shares                                                                   --                      --
    Realized capital gains
       Class II Shares                                                                   --                      --
    Return of capital
       Class II Shares                                                                   --                      --
-------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions                                              --                      --
-------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                                                       5,588                  10,933
    Cost of shares redeemed                                                         (10,235)                (10,893)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class I Shares transactions                   (4,647)                     40
-------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                                                          --                      --
    Proceeds from shares issued in lieu of cash distributions                            --                      --
    Cost of shares redeemed                                                              --                      --
-------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class II Shares transactions                                 --                      --
-------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from capital share transactions            (4,647)                     40
-------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                                       (3,666)                  8,034
-------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year                                                                19,696                  11,662
-------------------------------------------------------------------------------------------------------------------
    End of year                                                                     $16,030                $ 19,696
-------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                      --                      --
-------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                                                              896                   2,520
    Redeemed                                                                         (1,714)                 (2,659)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                                                  (818)                   (139)
-------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                                               --                      --
    Issued in lieu of cash distributions                                                 --                      --
    Redeemed                                                                             --                      --
-------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                                                              --                      --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                                                      (818)                   (139)
-------------------------------------------------------------------------------------------------------------------


                                                                                                Turner
                                                                                             Concentrated
                                                                                              Growth Fund
--------------------------------------------------------------------------------------------------------------------
                                                                                      year                  year
                                                                                      ended                 ended
                                                                                     9/30/04              9/30/03
--------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment loss                                                           $     (475)           $     (312)
    Net realized gain (loss) from securities sold                                       (396)               11,689
    Net change in unrealized appreciation (depreciation) of investments                 (545)                2,298
--------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets resulting from operations                (1,416)               13,675
--------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
       Class II Shares                                                                    --                    --
    Realized capital gains
       Class II Shares                                                                    --                    --
    Return of capital
       Class II Shares                                                                    --                    --
--------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions                                               --                    --
--------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                                                       15,356                17,521
    Cost of shares redeemed                                                          (21,835)              (13,374)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class I Shares transactions                    (6,479)                4,147
--------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                                                           --                    --
    Proceeds from shares issued in lieu of cash distributions                             --                    --
    Cost of shares redeemed                                                               --                    --
--------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class II Shares transactions                                  --                    --
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from capital share transactions             (6,479)                4,147
--------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                                        (7,895)               17,822
--------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year                                                                 47,004                29,182
--------------------------------------------------------------------------------------------------------------------
    End of year                                                                     $ 39,109              $ 47,004
--------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                       --                    --
--------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                                                             2,338                 3,316
    Redeemed                                                                          (3,394)               (2,791)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                                                 (1,056)                  525
--------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                                                --                    --
    Issued in lieu of cash distributions                                                  --                    --
    Redeemed                                                                              --                    --
--------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                                                               --                    --
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                                                     (1,056)                  525
--------------------------------------------------------------------------------------------------------------------


                                                                                                Turner
                                                                                                  New
                                                                                            Enterprise Fund
--------------------------------------------------------------------------------------------------------------------
                                                                                     year                  year
                                                                                     ended                 ended
                                                                                    9/30/04              9/30/03
--------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment loss                                                          $    (150)             $     (57)
    Net realized gain (loss) from securities sold                                   (1,382)                 2,039
    Net change in unrealized appreciation (depreciation) of investments                224                  1,041
--------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets resulting from operations              (1,308)                 3,023
--------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
       Class II Shares                                                                  --                     --
    Realized capital gains
       Class II Shares                                                                  --                     --
    Return of capital
       Class II Shares                                                                  --                     --
--------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions                                             --                     --
--------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                                                     25,236                 13,046
    Cost of shares redeemed                                                        (26,591)                (5,799)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class I Shares transactions                  (1,355)                 7,247
--------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                                                         --                     --
    Proceeds from shares issued in lieu of cash distributions                           --                     --
    Cost of shares redeemed                                                             --                     --
--------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class II Shares transactions                                --                     --
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from capital share transactions           (1,355)                 7,247
--------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                                      (2,663)                10,270
--------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year                                                               13,468                  3,198
--------------------------------------------------------------------------------------------------------------------
    End of year                                                                   $ 10,805                $13,468
--------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                     --                     --
--------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                                                           4,681                  3,150
    Redeemed                                                                        (5,392)                (1,455)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                                                 (711)                 1,695
--------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                                              --                     --
    Issued in lieu of cash distributions                                                --                     --
    Redeemed                                                                            --                     --
--------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                                                             --                     --
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                                                     (711)                 1,695
--------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS
---------------------------------------------------------------------------------------------------------------------------



FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD





                                                  Realized and
               Net asset           Net             unrealized             Dividends          Distributions
                value,         investment             gains               from net               from              Net asset
               beginning         Income            (losses) on           investment             capital           value, end
               of period         (Loss)            investments             income                gains             of period
---------------------------------------------------------------------------------------------------------------------------
Turner Disciplined Large Cap Growth Fund-- Class I Shares
---------------------------------------------------------------------------------------------------------------------------
2004            $ 4.62              --                0.21                   --*                  --                  $ 4.83
2003            $ 3.50              --                1.12                   --*                  --                  $ 4.62
2002            $ 4.70              --               (1.20)                  --                   --                  $ 3.50
2001            $ 9.81              --               (5.11)                  --                   --                  $ 4.70
2000 (1)        $10.00              --               (0.19)                  --                   --                  $ 9.81
---------------------------------------------------------------------------------------------------------------------------
Turner Large Cap Growth Opportunities Fund-- Class I Shares(2)
---------------------------------------------------------------------------------------------------------------------------
2004            $ 9.35              (0.07)            0.60                   --                    --                 $ 9.88
2003            $ 6.59              (0.06)            2.82                   --                    --                 $ 9.35
2002            $ 9.01              (0.08)           (2.34)                  --                    --                 $ 6.59
2001            $26.20              (0.10)(3)       (11.63)                  --                  (5.46)               $ 9.01
2000            $18.90              (0.16)            8.94                   --                  (1.48)               $26.20
---------------------------------------------------------------------------------------------------------------------------
Turner Midcap Growth Fund -- Class I Shares
---------------------------------------------------------------------------------------------------------------------------
2004            $19.54              (0.18) (3)        1.63                   --                    --                 $20.99
2003            $13.78              (0.14) (3)        5.90                   --                    --                 $19.54
2002            $17.40              (0.14)           (3.48)                  --                    --                 $13.78
2001            $46.52              (0.16)          (25.89)                  --                  (3.07)               $17.40
2000            $25.53              (0.10)           23.79                   --                  (2.70)               $46.52
---------------------------------------------------------------------------------------------------------------------------
Turner Midcap Growth Fund -- Class II Shares
---------------------------------------------------------------------------------------------------------------------------
2004            $19.36              (0.28) (3)        1.61                   --                    --                 $20.69
2003            $13.72              (0.23) (3)        5.87                   --                    --                 $19.36
2002            $17.41              (0.22) (3)       (3.47)                  --                    --                 $13.72
2001 (5)        $17.30                --              0.11                   --                    --                 $17.41
---------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Growth Fund -- Class I Shares
---------------------------------------------------------------------------------------------------------------------------
2004            $18.88              (0.19)            2.64                   --                    --                 $21.33
2003            $12.62              (0.12)            6.38                   --                    --                 $18.88
2002            $15.65              (0.20)           (2.83)                  --                    --                 $12.62
2001            $44.79              (0.04)          (18.63)                  --                  (10.47)              $15.65
2000            $34.20              (0.12)           17.89                   --                   (7.18)              $44.79
---------------------------------------------------------------------------------------------------------------------------
Turner Micro Cap Growth Fund -- Class I Shares
---------------------------------------------------------------------------------------------------------------------------
2004            $41.38              (0.39)           10.04                   --                   (1.01)              $50.02
2003            $32.04              (0.25)            9.59                   --                    --                 $41.38
2002            $32.08              (0.33)            0.29(6)                --                    --                 $32.04
2001            $45.92              (0.12)           (9.02)                  --                   (4.70)              $32.08
2000            $21.09              (0.18)           26.52                   --                   (1.51)              $45.92


  * Amount represents less than $0.01 per share.
  + Returns are for the period indicated and have not been annualized.
 ++ Inclusive of directed brokerage arrangements, waivers and reimbursements. +++ Excludes effect of in-kind transfers and mergers.
(1) Commenced operations on June 14, 2000. All ratios for the period have been annualized.
(2) The information set forth in this table for the periods prior to August 17, 2002, is the financial data of the Mercury Select Growth Fund, Class I Shares. From the period June 19, 2000, to August 17, 2002 the Mercury Select Growth Fund operated as a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the "master" portfolio, a mutual fund that has the same investment objective as the Fund. All investments are made at the master level. This stucture is sometimes called a "master/feeder" structure. Prior to June 19, 2000, the Fund operated as a stand-alone investment company called the Turner Large Cap Growth Equity Fund.


56 & 57 TURNER FUNDS 2004 ANNUAL REPORT


                                                                                                Ratio of net
                                      Net               Ratio of           Ratio of total        investment
                                  assets end          net expenses            expenses          income (loss)           Portfolio
               Total               of period           to average            to average          to average             turnover
              return                 (000)             net assets++          net assets         net assets++             rate+++
------------------------------------------------------------------------------------------------------------------------------------
Turner Disciplined Large Cap Growth Fund-- Class I Shares
-----------------------------------------------------------------------------------------------------------------------------------
2004             4.64%             $   67,991              0.75%                 0.94%              0.11%                 165.94%
2003            32.01%             $   79,416              0.75%                 0.97%              0.03%                 201.35%
2002           (25.53)%            $   59,971              0.65%                 0.90%                -- %                272.99%
2001           (52.09)%            $   53,048              0.74%                 1.03%             (0.14)%                376.49%
2000 (1)        (1.90)%+           $    4,656              0.75%                 3.35%             (0.14)%                128.14%
------------------------------------------------------------------------------------------------------------------------------------
Turner Large Cap Growth Opportunities Fund-- Class I Shares(2)
------------------------------------------------------------------------------------------------------------------------------------
2004             5.67%             $    4,430              1.25%                 1.83%             (0.70)%                262.01%
2003            41.88%             $    3,551              1.25%                 1.53%             (0.77)%                282.15%
2002           (26.86)%            $    4,847              1.26%(4)              5.98%(4)          (0.71)%                391.98%
2001           (53.71)%            $    9,776              1.25%(4)              3.49%(4)          (0.69)%                400.04%
2000            47.49%             $   41,555              0.84%(4)              1.37%(4)          (0.71)%                131.19%
------------------------------------------------------------------------------------------------------------------------------------
Turner Midcap Growth Fund -- Class I Shares
------------------------------------------------------------------------------------------------------------------------------------
2004             7.42%             $  857,899              1.16%                 1.16%             (0.84)%                167.17%
2003            41.80%             $  773,788              1.15%                 1.18%             (0.87)%                208.80%
2002           (20.80)%            $  561,244              1.05%                 1.16%             (0.81)%                259.62%
2001           (59.00)%            $  595,761              1.04%                 1.12%             (0.77)%                335.57%
2000            97.35%             $1,203,756              1.03%                 1.07%             (0.68)%                306.97%
------------------------------------------------------------------------------------------------------------------------------------
Turner Midcap Growth Fund -- Class II Shares
------------------------------------------------------------------------------------------------------------------------------------
2004             6.87%             $    1,395              1.66%                 1.66%             (1.35)%                167.17%
2003            41.11%             $      423              1.65%                 1.68%             (1.36)%                208.80%
2002           (21.19)%            $      102              1.55%                 1.66%             (1.25)%                259.62%
2001 (5)         0.64%+            $        7              1.54%                 1.95%             (1.04)%                335.57%
------------------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Growth Fund -- Class I Shares
------------------------------------------------------------------------------------------------------------------------------------
2004            12.98%             $  237,213              1.25%                 1.41%             (0.95)%                151.02%
2003            49.60%             $  192,791              1.25%                 1.41%             (0.79)%                187.95%
2002           (19.36)%            $  144,181              1.25%                 1.40%             (0.99)%                188.34%
2001           (49.81)%            $  241,876              1.25%                 1.40%             (0.96)%                176.11%
2000            56.07%             $  528,928              1.25%                 1.27%             (0.93)%                203.01%
------------------------------------------------------------------------------------------------------------------------------------
Turner Micro Cap Growth Fund -- Class I Shares
------------------------------------------------------------------------------------------------------------------------------------
2004            23.54%             $  366,692              1.40%                 1.42%             (0.85)%                122.45%
2003            29.15%             $  253,840              1.40%                 1.44%             (0.81)%                147.77%
2002            (0.12)%            $  178,130              1.31%                 1.42%             (0.88)%                 88.89%
2001           (20.23)%            $  160,010              1.25%                 1.40%             (0.50)%                121.96%
2000           129.02%             $  187,107              1.25%                 1.35%             (0.79)%                179.08%


(3) Based on average shares outstanding.
(4) Expense ratios include the Mercury Select Growth Fund's, Class I Shares portion of the master's allocated expenses.
(5) Commenced operations on September 24, 2001. All ratios for the period have been annualized.
(6) The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


FINANCIAL STATEMENTS
---------------------------------------------------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                           Realized and
                           Net asset                        unrealized        Dividends     Distributions
                            value,             Net             gains          from net          from              Return
                           beginning       investment       (losses) on      investment        capital              of
                           of period          loss          investments        income           gains             Capital
---------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Equity Fund -- Class II Shares
---------------------------------------------------------------------------------------------------------------------------
2004                         $12.27           (0.02)            2.95             --            (1.23)             (0.05)
2003                         $ 9.30           (0.02)            3.00           (0.01)            --                  --
2002 (1)                     $10.00             --             (0.70)            --              --                  --
---------------------------------------------------------------------------------------------------------------------------
Turner Technology Fund -- Class I Shares
---------------------------------------------------------------------------------------------------------------------------
2004                         $ 5.31           (0.10)            0.34             --              --                  --
2003                         $ 3.03           (0.04)            2.32             --              --                  --
2002                         $ 4.88           (0.06)           (1.79)            --              --                  --
2001                         $32.69           (0.15)          (23.42)            --            (4.24)                --
2000                         $14.06           (0.16)           20.33             --            (1.54)                --
---------------------------------------------------------------------------------------------------------------------------
Turner Concentrated Growth Fund-- Class I Shares
---------------------------------------------------------------------------------------------------------------------------
2004                         $ 6.05           (0.07)           (0.16)            --              --                  --
2003                         $ 4.03           (0.04)            2.06             --              --                  --
2002                         $ 5.76              --            (1.73)            --              --                  --
2001                         $24.74           (0.09)          (14.96)            --            (3.93)                --
2000                         $13.99           (0.11)           13.06             --            (2.20)                --
---------------------------------------------------------------------------------------------------------------------------
Turner New Enterprise Fund -- Class I Shares
---------------------------------------------------------------------------------------------------------------------------
2004                         $ 4.34           (0.06)            0.24(4)          --              --                  --
2003                         $ 2.27           (0.02)            2.09             --              --                  --
2002                         $ 3.29           (0.04)           (0.98)            --              --                  --
2001 (2)                     $12.52           (0.03)           (9.20)            --              --                  --
2000 (3)                     $10.00           (0.01)            2.53             --              --                  --

+ Returns are for the period indicated and have not been annualized.
++ Inclusive of directed brokerage arrangements, waivers and reimbursements. +++ Excludes effect of in-kind transfers and mergers.
(1) Commenced operations on March 4, 2002. All ratios for the period have been annualized.
(2) On May 18, 2001, the Board of Trustees of Turner Funds approved resolutions to change the name of the B2B E-Commerce Fund to the Turner New Enterprise Fund and to change a non-fundamental investment policy of the Fund to be consistent with the Turner New Enterprise Fund's investment objectives.
(3) Commenced operations on June 30, 2000. All ratios for the period have been annualized.
(4) The amount shown for a share outstanding throughout the period does not accord with aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund. Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


58 & 59 TURNER FUNDS 2004 ANNUAL REPORT


                                                                                                         Ratio of net
                                                          Net          Ratio of       Ratio of total      investment
                            Net asset                 assets end     net expenses        expenses            loss         Portfolio
                           value, end     Total       of period       to average        to average       to average      turnover
                            of period    return          (000)       net assets++       net assets       net assets++      rate+++
------------------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Equity Fund -- Class II Shares
------------------------------------------------------------------------------------------------------------------------------------
2004                         $13.92      24.75%        $ 29,171          1.35%             1.94%           (0.25)%         221.99%
2003                         $12.27      32.04%        $ 12,557          1.32%             2.05%           (0.26)%         287.39%
2002 (1)                     $ 9.30      (7.00)%+      $  7,260          1.35%             3.02%           (0.07)%          86.94%
------------------------------------------------------------------------------------------------------------------------------------
Turner Technology Fund -- Class I Shares
------------------------------------------------------------------------------------------------------------------------------------
2004                         $ 5.55       4.52%        $ 16,030          1.65%             1.80%           (1.50)%         331.52%
2003                         $ 5.31      75.25%        $ 19,696          1.13%             1.49%           (0.97)%         523.75%
2002                         $ 3.03     (37.91)%       $ 11,662          0.88%             1.43%           (0.84)%         734.40%
2001                         $ 4.88     (81.12)%       $ 25,147          1.21%             1.58%           (1.10)%         727.24%
2000                         $32.69     149.35%        $169,353          1.35%             1.67%           (1.10)%       1,340.92%
------------------------------------------------------------------------------------------------------------------------------------
Turner Concentrated Growth Fund-- Class I Shares
------------------------------------------------------------------------------------------------------------------------------------
2004                         $ 5.82      (3.80)%       $ 39,109          1.42%             1.57%           (0.99)%         498.78%
2003                         $ 6.05      50.12%        $ 47,004          1.23%             1.60%           (0.90)%         762.18%
2002                         $ 4.03     (30.03)%       $ 29,182          0.30%             1.17%           (0.03)%       1,182.61%
2001                         $ 5.76     (70.40)%       $ 56,803          1.05%             1.32%           (0.76)%       1,117.77%
2000                         $24.74      98.58%        $246,621          1.26%             1.62%           (0.90)%       1,590.94%
------------------------------------------------------------------------------------------------------------------------------------
Turner New Enterprise Fund -- Class I Shares
------------------------------------------------------------------------------------------------------------------------------------
2004                         $ 4.52       4.15%        $ 10,805          1.18%             1.51%           (0.83)%         382.08%
2003                         $ 4.34      91.19%        $ 13,468          1.16%             1.99%           (0.95)%         451.37%
2002                         $ 2.27     (31.00)%       $  3,198          0.98%             2.04%           (0.92)%         754.09%
2001 (2)                     $ 3.29     (73.72)%       $  6,144          1.28%             3.13%           (1.04)%         758.98%
2000 (3)                     $12.52      25.20%+       $ 13,750          1.35%             2.87%           (0.83)%          83.02%

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
September 30, 2004


1.  ORGANIZATION:

Turner Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with nine active portfolios. The financial statements included herein are those of the Turner Disciplined Large Cap Growth Fund (the "Disciplined Large Cap Growth Fund"), the Turner Large Cap Growth Opportunities Fund (the "Large Cap Growth Opportunities Fund"), the Turner Midcap Growth Fund (the "Midcap Growth Fund"), the Turner Small Cap Growth Fund (the "Small Cap Growth Fund"), the Turner Micro Cap Growth Fund (the "Micro Cap Growth Fund"), the Turner Small Cap Equity Fund, (the "Small Cap Equity Fund"), the Turner Technology Fund (the "Technology Fund"), the Turner Concentrated Growth Fund (the "Concentrated Growth Fund") and the Turner New Enterprise Fund (the "New Enterprise Fund"), each a "Fund" and collectively the "Funds."

Each Fund is registered as a diversified portfolio of the Trust with the exception of the Disciplined Large Cap Growth Fund, the Large Cap Growth Opportunities Fund and the Concentrated Growth Fund, each of which are non-diversified.

The Funds are registered to offer different classes of shares: Class I Shares, Class II Shares, or both. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

As of September 30, 2004, the Turner International Opportunities Fund and the Turner International Discovery Fund are also registered as diversified portfolios of the Trust, but have not yet commenced operations.

The Micro Cap Growth and Small Cap Growth Funds were closed to new investors on March 7, 2000 and July 31, 2004 respectively.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

   USE OF ESTIMATES--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

   SECURITY VALUATION--Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents.If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

   Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

   SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

   REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is not less than 100%. In the event of default of the counterparty and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

   EXPENSES--Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets. Other


60 TURNER FUNDS 2004 ANNUAL REPORT
   common expenses of the Trust are allocated among the Funds on the basis of relative daily net assets.

   CLASSES--Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

   DIVIDENDS AND DISTRIBUTIONS--The Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and Trustees of the Trust are also officers of Turner Investment Partners, Inc. ("Turner") and SEI Investments Global Funds Services ("SEI") and/or SEI Investments Distribution Co. Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

The Trust has entered into an agreement with SEI Investments Distribution Co., an affiliate of SEI, to act as an agent in placing repurchase agreements for the Funds. For its services, SEI Investments Distribution Co. received $1,769 for the year ended September 30, 2004. Effective October 24, 2003, this Agreement was discontinued.

Prior to March 15, 2004, Turner Investment Distributors, Inc., a wholly owned subsidiary of Turner, was the distributor for the Funds. Pursuant to separate distribution and shareholder servicing agreements, Class II shares of the MidCap Growth Fund and Small Cap Equity Fund paid Turner Investment Distributors, Inc. $591 and $20,736, respectively. In addition, certain Funds effected trades through Turner Investment Distributors, Inc. for security purchase and sales transactions. Commissions paid on those trades were:

                                                   AMOUNT
                                                  --------
Disciplined Large Cap Growth Fund                 $ 64,045
Large Cap Growth Opportunities Fund                 12,169
Midcap Growth Fund                                 524,397
Small Cap Growth Fund                              180,040
Micro Cap Growth Fund                              211,282
Small Cap Equity Fund                               13,714
Technology Fund                                    156,461
Concentrated Growth Fund                           343,583
New Enterprise Fund                                128,257

Effective March 15, 2004, Constellation Investment Distribution Company, Inc. (the "Distributor") provides distribution services and shareholder servicing to the Funds under separate Distribution and Shareholder Servicing Agreements.

4. ADMINISTRATION, SHAREHOLDER SERVICING, AND DISTRIBUTION AGREEMENTS:

Turner provides administrative services to the Funds under an Administration Agreement with the Trust. For its services, Turner receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion and 0.12% assets over $2 billion. Under a separate Sub-Administration Agreement between Turner and SEI, SEI provides sub-administrative services to the Trust. For the year ended September 30, 2004, SEI was paid $912,367 by Turner.

The Disciplined Large Cap Growth, Large Cap Growth Opportunities, Midcap Growth, Small Cap Equity and Concentrated Growth Funds have adopted a Distribution and Shareholder Service Plan for their Class II Shares (the "Class II Plan"). Under the Class II Plan, a Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Distributor is entitled to receive aggregate fees not exceeding 0.75% of each Fund's Class II Shares' average daily net assets in return for providing a broad range of distribution services. Currently, the Distributor receives aggregate fees of 0.25% of each Fund's Class II Shares' average daily net assets. In addition, under the Class II Plan, the Distributor is entitled to receive aggregate fees not exceeding 0.25% of each Fund's Class II Shares' average daily net assets in return for providing a broad range of shareholder services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The following Funds reimbursed Turner for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds:

                                                 AMOUNT
                                              ------------

Disciplined Large Cap Growth Fund             $     47,977
Large Cap Growth Opportunities Fund                  3,797
MidCap Growth Fund                               1,288,978
Small Cap Growth Fund                              286,492
Micro Cap Growth Fund                              492,451
Small Cap Equity Fund                               45,829
Technology Fund                                     24,572
Concentrated Growth Fund                            20,225
New Enterprise Fund                                 24,883

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and Turner are parties to an Investment Advisory Agreement dated April 28, 1996 under which Turner receives a fee, that is calculated daily and paid monthly, based on the average daily net assets of certain Funds. Pursuant to an Advisory Agreement dated February 28, 2002, Turner Investment Management, LLC, an affiliate of Turner serves as the investment adviser for the Small Cap Equity Fund.


                                              TURNER FUNDS 2004 ANNUAL REPORT 61

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

For its services, Turner and Turner Investment Management, LLC receive annual fees, which are calculated daily and paid monthly, based on average daily net assets. Turner and Turner Investment Management, LLC have agreed to waive all or a portion of their fees and to reimburse expenses in order to limit operating expenses to a specified percentage of the average daily net assets of certain Funds on an annualized basis. These waivers and reimbursements may be terminated at any time. Accordingly, the advisory fee and expense caps for certain funds are as follows:

                                                       TOTAL
                                         ADVISORY      EXPENSE
                                            FEES         CAP
                                           -----       ------
Disciplined Large Cap Growth Fund           0.60%        0.75%
Large Cap Growth Opportunities Fund         0.75         1.25
Midcap Growth Fund                          0.75         1.25(1)
Small Cap Growth Fund                       1.00         1.25
Micro Cap Growth Fund                       1.00         1.40
Small Cap Equity Fund(2)                    0.85         1.35

(1) REPRESENTS MAXIMUM EXPENSE RATIO FOR CLASS I SHARES WHERE FUNDS OFFER BOTH CLASS I SHARES AND CLASS II SHARES.

(2) TURNER MANAGEMENT, LLCHAS CONTRACTUALLY AGREED TO REDUCE THE ADVISORY FEE BY 0.10% FROM 0.95% TO 0.85% AND TO KEEP "OTHER" EXPENSES FROM EXCEEDING 0.25% THROUGH JANUARY 31, 2005.

For the remaining Funds, the advisory fee is comprised of a base fee and a performance adjustment that increases or decreases the total fee depending upon the performance of the Fund relative to the Fund's performance benchmark. The Fund's base fee is accrued daily and paid monthly, based on average net assets during the performance period. The performance period consists of the current month plus the previous 11 months.

The performance adjustment is calculated and paid monthly by comparing the Fund's performance to that of the Fund's performance benchmark over the 12-month period. The annual performance adjustment is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

In cases where the advisory fee is comprised of a base fee and a performance adjustment, Turner has voluntarily agreed to waive all or a portion of their fees and to reimburse expenses in order to keep such Fund's "other expenses" (excluding distribution fees) from exceeding a specified percentage of the average daily net assets of the Fund on an annualized basis. Accordingly, the base advisory fee, annual adjustment rate, over/under performance relative to the benchmark threshold, and other expense cap are as follows:

                                     BASE         ANNUAL                            OTHER
                                   ADVISORY     ADJUSTMENT        BENCHMARK       EXPENSES
                                      FEE          RATE         THRESHOLD(1)         CAP
                                    ------        -------         ---------        -------
Technology Fund                      1.10%       +/-0.40%         +/-2.00%          0.50%
Concentrated Growth Fund             1.10        +/-0.40          +/-2.50           0.25
New Enterprise Fund                  1.10        +/-0.40          +/-2.50           0.25


(1) SEE THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION REGARDING THE FUNDS' PERFORMANCE BENCHMARK.

During the year ended September 30, 2004, the Funds' advisory fees were adjusted in accordance with the policy described above:

                                    BASE                         NET ADVISER
                                   ADVISER       PERFORMANCE     FEE BEFORE
                                     FEE         ADJUSTMENT        WAIVERS
                                   -------       ----------       --------
Technology Fund                  $226,808       $ 22,055          $248,863
Concentrated Growth Fund          527,838         43,153           570,991
New Enterprise Fund               198,466        (26,044)          172,422

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended September 30, 2004, were as follows
(000):


                                PURCHASES        SALES
                                  (000)          (000)
                               ----------      ----------
Disciplined Large Cap
   Growth Fund                 $  151,626      $  167,679
Large Cap Growth
   Opportunities Fund              12,650          11,980
Midcap Growth Fund              1,532,203       1,478,431
Small Cap Growth Fund             339,246         333,497
Micro Cap Growth Fund             424,683         377,699
Small Cap Equity Fund              83,598          70,812
Technology Fund                    67,584          73,107
Concentrated Growth Fund          235,876         242,337
New Enterprise Fund                65,431          66,355

7. FEDERAL TAX POLICIES AND INFORMATION:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either

62 TURNER FUNDS 2004 ANNUAL REPORT

--------------------------------------------------------------------------------

temporary or permanent in nature. These differences are primarily due to wash sales. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.
Accordingly, the following permanent differences have been reclassified to/from the following accounts during the fiscal year ended September 30, 2004 (000):


                                                     UNDISTRIBUTED               ACCUMULATED
FUND                                             NET INVESTMENT INCOME    NET REALIZED GAIN/(LOSS)       PAID-IN-CAPITAL
-----                                            ---------------------    ------------------------       ---------------
Large Cap Growth Opportunities Fund                    $   33                   $  --                        $  (33)
Midcap Growth Fund                                      7,574                      --                        (7,574)
Small Cap Growth Fund                                   2,148                      --                        (2,148)
Micro Cap Growth Fund                                   2,886                    (2,886)                        --
Small Cap Equity Fund                                      52                    (3,104)                      3,052
Technology Fund                                           309                      --                          (309)
Concentrated Growth Fund                                  475                      --                          (475)
New Enterprise Fund                                       150                      --                          (150)

The tax character of dividends and distributions declared during the periods ended September 30, 2004 and September 30, 2003 were as follows (000):


                                      ORDINARY                 LONG-TERM             RETURN OF
                                       INCOME                CAPITAL GAIN             CAPITAL                 TOTAL
                                     ---------               ------------            ---------              --------
Disciplined Large Cap Growth Fund
       2004                             $  87                  $     --                 $--                  $   87
       2003                                 3                        --                  --                       3
Micro Cap Growth Fund
       2004                               330                     6,184                  --                   6,514
       2003                                --                        --                  --                      --
Small Cap Equity Fund
       2004                             1,006                       310                  51                   1,367
       2003                                 6                        --                  --                       6

As of September 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

                                                                                                                          TOTAL
                                                                                                                       DISTRIBUTABLE
                                      UNDISTRIBUTED     UNDISTRIBUTED       CAPITAL         POST-                        EARNINGS
                                        ORDINARY          LONG-TERM          LOSS          OCTOBER      UNREALIZED     (ACCUMULATED
                                         INCOME         CAPITAL GAIN     CARRYFORWARD      LOSSES      APPRECIATION       LOSSES)
                                      --------------    -------------    ------------      -------     ------------    ------------
Disciplined Large Cap Growth Fund        $  41           $    --          $ (30,532)       $ --          $  7,379       $  (23,112)
Large Cap Growth Opportunities Fund         --                --            (13,390)         --               350          (13,040)
Midcap Growth Fund                          --                --           (611,073)         --            96,991         (514,082)
Small Cap Growth Fund                       --                --           (153,296)         --            29,443         (123,853)
Micro Cap Growth Fund                    3,460            35,481                 --          --            70,408          109,349
Small Cap Equity Fund                       --                --                 --           (200)         1,843            1,643
Technology Fund                             --                --           (130,561)         --               435         (130,126)
Concentrated Growth Fund                    --                --           (157,347)        (3,566)           427         (160,486)
New Enterprise Fund                         --                --             (8,383)        (2,194)           914           (9,663)

Post-October losses represent losses realized on investment transactions from November 1, 2003 through September 30, 2004 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.


                                              TURNER FUNDS 2004 ANNUAL REPORT 63

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

At September 30, 2004, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates
(000):

                                                                 EXPIRING SEPTEMBER 30,
                                           ---------------------------------------------------------------------
                                              2009               2010               2011                  TOTAL
                                           -------            ---------          ---------             ---------
Disciplined Large Cap Growth Fund          $    --            $  15,394          $  15,138             $  30,532
Large Cap Growth Opportunities Fund          1,852                8,526              3,012                13,390
Midcap Growth Fund                              --              481,574            129,499               611,073
Small Cap Growth Fund                           --              127,301             25,995               153,296
Technology Fund                             13,991              108,584              7,986               130,561
Concentrated Growth Fund                    11,968              132,529             12,850               157,347
New Enterprise Fund                            815                7,183                385                 8,383

During the year ended September 30, 2004, the Disciplined Large Cap Growth Fund, Large Cap Growth Opportunities Fund, Midcap Growth Fund, Small Cap Growth Fund, Technology Fund, Concentrated Growth Fund, and New Enterprise Fund utilized capital loss carryforwards of $3,360,681, $175,954, $79,483,450, $29,946,092,
$2,490,308, $2,985,261, and $835,882, respectively, to offset capital gains.

At September 30,2004, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the securities held by the Funds were as follows (000):


                                                                                                      NET
                                                 FEDERAL      UNREALIZED        UNREALIZED        UNREALIZED
FUND                                            TAX COST     APPRECIATION      DEPRECIATION      APPRECIATION
----                                            --------     ------------      ------------      ------------
Disciplined Large Cap Growth Fund              $  64,443       $  8,235         $    (856)        $  7,379
Large Cap Growth Opportunities Fund                4,172            421               (71)             350
Midcap Growth Fund                               814,351        118,499           (21,508)          96,991
Small Cap Growth Fund                            237,544         37,432            (7,989)          29,443
Micro Cap Growth Fund                            457,748         78,113            (7,705)          70,408
Small Cap Equity Fund                             30,059          2,270              (427)           1,843
Technology Fund                                   16,148          1,440            (1,005)             435
Concentrated Growth Fund                          41,207          2,462            (2,035)             427
New Enterprise Fund                               11,691          1,261              (347)             914

8. CONCENTRATIONS/RISKS:

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9. LOANS OF PORTFOLIO SECURITIES:

The Funds may lend securities in their portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on projected lending activity.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

10. IN-KIND TRANSFER OF SECURITIES:

On June 24, 2004, the shareholders of the Small Cap Equity Fund redeemed 2,313,555 shares of beneficial interest in exchange for portfolio assets. The securities were transferred at their current value of $28,634,186 on the date of the transaction with a gain of $3,104,328.



64 TURNER FUNDS 2004 ANNUAL REPORT

--------------------------------------------------------------------------------

11. CHANGE IN INDEPENDENT PUBLIC ACCOUNTING FIRM (UNAUDITED)

Ernst & Young LLP ("E&Y") was replaced as the Turner Funds' (the "Trust") independent auditors effective November 19, 2004. The Trust's Audit Committee participated in, and approved, the decision to change auditors. E&Y's report on the Trust's financial statements for the fiscal years ended September 30, 2004 and September 30, 2003 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended September 30, 2004 and September 30, 2003 and through November 19, 2004, (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 19, 2004, the Trust by action of its Board of Trustees upon the recommendation of the Trust's Audit Committee engaged KPMG LLP as the independent registered public accounting firm to audit the Trust's financial statements for the fiscal year ending September 30, 2005. During the Trust's fiscal years ended September 30, 2004 and September 30, 2003 and through November 19, 2004, neither the Trust, its portfolios nor anyone on their behalf has consulted with KPMG LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

                                             TURNER FUNDS 2004 ANNUAL REPORT  65

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
TURNER FUNDS

We have audited the accompanying statements of net assets of Turner Disciplined Large Cap Growth Fund, Turner Large Cap Growth Opportunities Fund, Turner Midcap Growth Fund, Turner Small Cap Growth Fund, Turner Micro Cap Growth Fund, Turner Small Cap Equity Fund, and Turner Technology Fund and the statements of assets and liabilities, including the schedules of investments, of Turner Concentrated Growth Fund and Turner New Enterprise Fund, (collectively, the "Turner Funds") as of September 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented therein, except the financial highlights for the years ended September 30, 2001 and September 30, 2000 for the Turner Large Cap Growth Opportunities Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended September 30, 2001 and September 30, 2000 for the Turner Large Cap Growth Opportunities Fund were audited by other auditors whose report dated November 13, 2001 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Turner Funds at September 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented therein, except for the financial highlights for the years ended September 30, 2000 and September 30, 2001 for the Turner Large Cap Growth Opportunities Fund which were audited by other auditors, in conformity with U.S. generally accepted accounting principles.



                                                  /S/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
November 3, 2004

66 TURNER FUNDS 2004 ANNUAL REPORT

NOTICE TO SHAREHOLDERS                                               (Unaudited)
--------------------------------------------------------------------------------



For shareholders that do not have a September 30th, 2004 tax year end, this notice is for informational purposes only. For shareholders with a September 30th, 2004 year end, please consult your tax advisor as to the pertinance of this notice. For the fiscal year ended September 30th, 2004, each portfolio is designating the following items with regard to distributions paid during the year.

                                                                                                            DIVIDENDS
                                   LONG            LONG                                                     QUALIFYING
                                   TERM            TERM                                                         FOR
                                (20% RATE)      (15% RATE)                                                   CORPORATE
                                  CAPITAL         CAPITAL        ORDINARY         TAX-                       DIVIDENDS    QUALIFYING
                                   GAIN            GAIN           INCOME         EXEMPT         TOTAL       RECEIVABLE     DIVIDENDS
                               DISTRIBUTION    DISTRIBUTION    DISTRIBUTIONS    INTEREST    DISTRIBUTIONS  DEDUCTION(1)    INCOME(2)
                              --------------- --------------  --------------    --------   --------------  -------------   ---------
Turner Disciplined Large
    Cap Growth                     0.00%           0.00%         100.00%          0.00%      100.00%         100.00%        100.00%
Turner Large Cap
    Growth Opportunities           0.00%           0.00%           0.00%          0.00%        0.00%           0.00%          0.00%
Turner MidCap Growth
    Fund                           0.00%           0.00%           0.00%          0.00%        0.00%           0.00%          0.00%
Turner Small Cap Growth            0.00%           0.00%           0.00%          0.00%        0.00%           0.00%          0.00%
Turner Micro Cap
    Growth Fund                    0.00%          94.93%           5.07%          0.00%      100.00%          17.02%         16.82%
Turner Small Cap Equity            0.00%          23.57%          76.43%          0.00%      100.00%          23.70%         13.84%
Turner Technology Fund             0.00%           0.00%           0.00%          0.00%        0.00%           0.00%          0.00%
Turner Concentrated
    Growth Fund                    0.00%           0.00%           0.00%          0.00%        0.00%           0.00%          0.00%
Turner New Enterprise
    Fund                           0.00%           0.00%           0.00%          0.00%        0.00%           0.00%          0.00%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions".
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distribuions".
    It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

The information reported herein may differ from the information and distributions taxable to the Shareholders for the calendar year ending December 31, 2004. Complete information will be computed and reported in conjunction with your 2004 Form 1099-DIV.



                                              TURNER FUNDS 2004 ANNUAL REPORT 67

TRUSTEES AND OFFICERS OF THE TRUST                                   (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERESTED TRUSTEE*
--------------------------------------------------------------------------------

NAME, ADDRESS, AND AGE
Robert E. Turner 1205 Westlakes Drive Suite 100 Berwyn, PA 19312 (48)

POSITION HELD WITH THE FUND
Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED (2)
Trustee since 1996

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Chairman and Chief Investment Officer of Turner since 1990.

NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE
9

OTHER DIRECTORSHIPS HELD
Bradley University, Episcopal Academy,

-------------------------------------------------------------------------------
*Mr. Turner is deemed to be an "Interested Trustee" by virtue of his relationship with Turner Investment Partners, Inc.
--------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES (1)
--------------------------------------------------------------------------------

NAME, ADDRESS, AND AGE
Alfred C. Salvato (46)

POSITION HELD WITH THE FUND
Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED (2)
Trustee since 1996

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Associate Vice President and Treasurer, Thomas Jefferson University since 2003, Treasurer since 1995.

NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE
9

OTHER DIRECTORSHIPS HELD
Trustee, Constellation Funds

--------------------------------------------------------------------------------

NAME, ADDRESS, AND AGE
Janet F. Sansone (59)


POSITION HELD WITH THE FUND
Trustee


TERM OF OFFICE AND LENGTH OF TIME SERVED (2)
Trustee since 1997


PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Self-employed. Consultant since 1999. Senior Vice President of Human Resources of Frontier Corporation (telecommunications company), (1993-1999).


NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE
9

OTHER DIRECTORSHIPS HELD
Trustee, Constellation Funds

--------------------------------------------------------------------------------

NAME, ADDRESS, AND AGE
Dr. John T. Wholihan (66)


POSITION HELD WITH THE FUND
Trustee


TERM OF OFFICE AND LENGTH OF TIME SERVED (2)
Trustee since 1996


PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Professor and Dean, Loyola Marymount University, since 1984. Director, TDK Mediactive.


NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE
9


OTHER DIRECTORSHIPS HELD
N/A

--------------------------------------------------------------------------------
EXECUTIVE OFFICERS
--------------------------------------------------------------------------------

NAME, ADDRESS, AND AGE
Thomas R. Trala, Jr. 1205 Westlakes Drive Suite 100 Berwyn, PA 19312 (37)


POSITION HELD WITH THE FUND
President


TERM OF OFFICE AND LENGTH OF TIME SERVED (2)
President since 2004


PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Chief Operating Officer of Turner since 2004 and Chief Financial Officer since 1995.


NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE
N/A


OTHER DIRECTORSHIPS HELD
N/A

--------------------------------------------------------------------------------

NAME, ADDRESS, AND AGE
Peter Golden SEI Investments, One Freedom Valley Drive Oaks, PA 19456 (40)


POSITION HELD WITH THE FUND
Controller and Chief Financial Officer


TERM OF OFFICE AND LENGTH OF TIME SERVED (2)
Controller and Chief Financial Officer since 2001


PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Director of Fund Accounting of SEI Investments since June 2001. Previously, Vice President of Fund Administration, J.P. Morgan Chase & Co., March 2000 to April 2001; Vice President, Fund and Pension Accounting, Chase Manhattan Bank, June 1997 to March 2000.


NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE
N/A


OTHER DIRECTORSHIPS HELD
N/A


--------------------------------------------------------------------------------

NAME, ADDRESS, AND AGE
Lydia A. Gavalis SEI Investments, One Freedom Valley Drive Oaks, PA 19456 (40)


POSITION HELD WITH THE FUND
Vice President and Assistant Secretary


TERM OF OFFICE AND LENGTH OF TIME SERVED (2)
Vice President and Assistant Secretary since 1999


PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Vice President and Assistant Secretary of SEI Investments since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE
N/A

OTHER DIRECTORSHIPS HELD
N/A

--------------------------------------------------------------------------------
NAME, ADDRESS, AND AGE
Timothy D. Barto SEI Investments, One Freedom Valley Drive Oaks, PA 19456 (36)


POSITION HELD WITH THE FUND
Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED (2)
Vice President and Assistant Secretary since 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Vice President and Assistant Secretary of SEI Investments since December 1999. Associate at Dechert Price & Rhoads (1997-1999). Associate at Richter, Miller & Finn (1994-1997).


NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE
N/A


OTHER DIRECTORSHIPS HELD
N/A

--------------------------------------------------------------------------------

(1) Each non interested trustee may be contacted by writing to the trustee, c/o Turner Funds 1205 Westlakes Drive Suite 100 Berwyn, PA 19312 Attn: Brian F. McNally
(2) Each trustee serves until his/her respective successor has been dually elected and qualified. Each officer serves a 1 year term.


68 TURNER FUNDS 2004 ANNUAL REPORT

--------------------------------------------------------------------------------
EXECUTIVE OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

Christine M. McCullough SEI Investments, One Freedom Valley Drive Oaks, PA 19456
(43)


POSITION HELD WITH THE FUND
Vice President and Assistant Secretary


TERM OF OFFICE AND LENGTH OF TIME SERVED (2)
Vice President and Assistant Secretary since 2000


PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE
Vice President and Assistant Secretary of SEI Investments since December 1999. Associate at White and Williams LLP (1991-1999). Associate at Montgomery, McCracken, Walker & Rhoads (1990-1991).


NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE
N/A


OTHER DIRECTORSHIPS HELD
N/A

--------------------------------------------------------------------------------

NAME, ADDRESS, AND AGE
Brian McNally 1205 Westlakes Drive Suite 100 Berwyn, PA 19312 (46)

POSITION HELD WITH THE FUND
Vice President, Chief Compliance Officer and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED (2)
Vice President since 2002 Chief Compliance Officer and Secretary since 2004


PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE
Chief Legal and Compliance Officer. Previously Assistant General Counsel with Bank of America (September 1997- July 2002).

NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE
N/A

OTHER DIRECTORSHIPS HELD
N/A

--------------------------------------------------------------------------------
The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-224-6312.

                                              TURNER FUNDS 2004 ANNUAL REPORT 69

DISCLOSURE OF FUND EXPENSES                                          (Unaudited)
--------------------------------------------------------------------------------


All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, distribution (12B-1) and/or shareholder services and other expenses. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the fund, and the "Ending Account Value" number is derived from deducting that expense cost from the fund's gross investment return.

You can use this information, together with the actual amount you invested in the fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your fund under "Expenses Paid During Period".

o HYPOTHETICAL 5% RETURN. This section helps you compare your fund's costs with those of other mutual funds. It provides information about hypothetical account values and expenses based on a fund's actual expense ratio (column 3) and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. This section is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your fund's comparative cost by comparing the hypothetical result for your fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your fund's actual return -- the hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period.



                                  BEGINNING             ENDING                                EXPENSES
                                   ACCOUNT              ACCOUNT         ANNUALIZED              PAID
                                    VALUE                VALUE            EXPENSE              DURING
                                   3/31/04              9/30/04           RATIOS               PERIOD*
--------------------------------------------------------------------------------------------------------

Turner Disciplined Large Cap Growth Fund
--------------------------------------------------------------------------------------------------------
   Actual Fund Return         $1,000.00            $  943.40                 0.75%             $3.64
   Hypothetical Fund
     Return                    1,000.00             1,021.25                 0.75               3.79
--------------------------------------------------------------------------------------------------------
Turner Large Cap Growth Opportunities Fund
--------------------------------------------------------------------------------------------------------
   Actual Fund Return          1,000.00               924.20                 1.25               6.01
   Hypothetical Fund
     Return                    1,000.00             1,018.75                 1.25               6.31
--------------------------------------------------------------------------------------------------------
Turner Midcap Growth Fund -- Class I Shares
--------------------------------------------------------------------------------------------------------
   Actual Fund Return          1,000.00               924.30                 1.20               5.77
   Hypothetical Fund
     Return                    1,000.00             1,019.00                 1.20               6.06
--------------------------------------------------------------------------------------------------------
Turner Midcap Growth Fund -- Class II Shares
--------------------------------------------------------------------------------------------------------
   Actual Fund Return          1,000.00               922.40                 1.71               8.22
   Hypothetical Fund
     Return                    1,000.00             1,016.45                 1.71                8.62
--------------------------------------------------------------------------------------------------------
Turner Small Cap Growth Fund
--------------------------------------------------------------------------------------------------------
   Actual Fund Return          1,000.00               963.00                 1.25               6.13
   Hypothetical Fund
     Return                    1,000.00             1,018.75                 1.25               6.31
--------------------------------------------------------------------------------------------------------

                                  BEGINNING             ENDING                                EXPENSES
                                   ACCOUNT              ACCOUNT         ANNUALIZED              PAID
                                    VALUE                VALUE            EXPENSE              DURING
                                   3/31/04              9/30/04           RATIOS               PERIOD*
--------------------------------------------------------------------------------------------------------
Turner Micro Cap Growth Fund
--------------------------------------------------------------------------------------------------------
   Actual Fund Return         $1,000.00            $1,009.90                 1.42%             $7.14
   Hypothetical Fund
     Return                    1,000.00             1,017.90                 1.42               7.16
--------------------------------------------------------------------------------------------------------
Turner Small Cap Equity Fund
--------------------------------------------------------------------------------------------------------
   Actual Fund Return          1,000.00               996.40                 1.35               6.74
   Hypothetical Fund
     Return                    1,000.00             1,018.25                 1.35               6.81
--------------------------------------------------------------------------------------------------------
Turner Technology Fund
--------------------------------------------------------------------------------------------------------
   Actual Fund Return          1,000.00               883.80                 1.63               7.68
   Hypothetical Fund
     Return                    1,000.00             1,016.85                 1.63               8.22
--------------------------------------------------------------------------------------------------------
Turner Concentrated Growth Fund
--------------------------------------------------------------------------------------------------------
   Actual Fund Return          1,000.00               853.40                 1.41               6.53
   Hypothetical Fund
     Return                    1,000.00             1,017.95                 1.41               7.11
--------------------------------------------------------------------------------------------------------
Turner New Enterprise Fund
--------------------------------------------------------------------------------------------------------
   Actual Fund Return          1,000.00               862.60                 1.47               6.85
   Hypothetical Fund
     Return                    1,000.00             1,017.65                 1.47               7.41
--------------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period from 3/31/04-9/30/04)


70 TURNER FUNDS 2004 ANNUAL REPORT

                     THIS PAGE WAS INTENTIONALLY LEFT BLANK





                                              TURNER FUNDS 2004 ANNUAL REPORT 71

--------------------------------------------------------------------------------
TURNER FUNDS


TURNER FUNDS TRUSTEES

ALFRED C. SALVATO
Treasurer
Thomas Jefferson University Health Care Pension Fund

JANET F. SANSONE
Consultant

ROBERT E. TURNER
Chairman and Chief Investment Officer
Turner Investment Partners, Inc.

DR. JOHN T. WHOLIHAN
Professor and Dean, College of Business
Loyola Marymount University


INVESTMENT ADVISERS
TURNER INVESTMENT PARTNERS, INC.
TURNER INVESTMENT MANAGEMENT, LLC
Berwyn, Pennsylvania

DISTRIBUTOR
CONSTELLATION INVESTMENT DISTRIBUTION
COMPANY, INC.
Berwyn, Pennsylvania

ADMINISTRATOR
TURNER INVESTMENT PARTNERS, INC.
Berwyn, Pennsylvania

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
ERNST & YOUNG LLP
Philadelphia, Pennsylvania

THIS REPORT WAS PREPARED FOR SHAREHOLDERS OF THE TURNER FUNDS. IT MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A TURNER FUNDS' PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION. ALL TURNER FUNDS ARE OFFERED BY PROSPECTUS ONLY.


Beginning with the fiscal quarter ended December 31, 2004, Turner Funds will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Board of Trustees of the Turner Funds has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Turner Investment Management, LLC ("TIM") (with respect to the Small Cap Equity Fund only) and to Turner Investment Partners, Inc. (with respect to each other Fund). TIM and Turner Investment Partners, Inc., will vote such proxies in accordance with their respective proxy policies and procedures, which are included in Appendix B to the SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) via the Funds' website, www.turnerinvestments.com and (ii) on the Commission's website at http://www.sec.gov.


72 TURNER FUNDS 2004 ANNUAL REPORT

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[TURNER LOGO OMITTED]

TURNER FUNDS
P.O. Box 219805
Kansas City, MO 64121-9805
Telephone: 1-800-224-6312
Email: mutualfunds@turnerinvestments.com
Web Site: www.turnerinvestments.com

TUR-AR-001-0301


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Item 2.    Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer.

Item 3.    Audit Committee Financial Expert.

The Board of Trustees of the Turner Funds has determined that the Board's Audit Committee does not have an "audit committee financial expert," as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert," the Board determined that none of the members of the audit committee met all five qualifications in the definition, although some members of the Audit Committees met some of the qualifications. The Board also determined that while the Audit Committee members have general financial expertise, given the size and types of the Turner Funds and in light of the nature of the accounting and valuation issues they have presented over the past several years, it did not appear that the Audit Committee members lacked any necessary skill to serve on the Audit Committee.

Item 4.    Principal Accountant Fees and Services.

         Fees billed by Ernst & Young, LLP Related to the Trust

Ernst & Young, LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


(a)      Audit Fees
         Audit fees for the Turner Funds totaled $146,700 in 2004 and $356,000 in 2003, including fees associated with the annual audits and filing of the Fund's N-1A.

(b)      Audit Related Fees
         None

(c)      Tax Fees
         None

(d)      Other Fees
         None

(e)(1)   Not Applicable

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2004             2003
                ---------------------------- ----------------- ----------------
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                0.00%             0.00%

                ---------------------------- ----------------- ----------------
                ---------------------------- ----------------- ----------------
                Tax Fees                          0.00%             0.00%
                ---------------------------- ----------------- ----------------
                ---------------------------- ----------------- ----------------
                All Other Fees                    0.00%             0.00%

                ---------------------------- ----------------- ----------------

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(f) Not Applicable

(g) In addition to the fees listed above, the aggregate non-audit fees for the Funds and all affiliates, as defined, totaled approximately $170,250 in 2004 and $229,512 in 2003. These fees are primarily for tax compliance and other advisory services to the advisor, its subsidiaries, and other investment companies/partnerships in the investment company complex.

(h) The Audit Committee also is required to pre-approve services to certain entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Funds. This includes services rendered to the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as "affiliates"). There were no services provided to affiliates requiring pre-approval by the Audit Committee.


Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors since the Registrant's last proxy solicitation.

Item 11.   Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

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Items 12.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


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                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Turner Funds


By (Signature and Title)*                \s\ Thomas R. Trala, Jr.
                                         --------------------------------------
                                         Thomas R. Trala, Jr., President and CEO

Date November 26, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    \s\ Peter J. Golden
                                             -----------------------------------
                                             Peter J. Golden, Controller and CFO

Date November 26, 2004